UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42133

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-04460

Amendment No. 145	☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Name of Depositor)

1000 Chesterbrook Blvd., Berwyn, Pennsylvania 19312
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Kathy R. Richards, Associate Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2009 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Adjustable Variable Life Insurance Policy

Options Plus

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
Service Center:  300 Continental Drive, Newark, Delaware 19713
Corporate Headquarters:  1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312
Telephone:  (800) 688-5177
Prospectus: May 1, 2009

The Policies were sold on a continuous basis until December 31, 2008 by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009 no new policies will be sold, but agents may continue to accept additional premium on existing Policies.   This Prospectus describes a n individual flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  The Policy has an insurance component and an investment component.  The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured.  The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account").  The Separate Account is divided into sub accounts (the "Sub accounts"), which invest in shares of a designated corresponding investment Portfolio that is part of one of the mutual fund companies (the "Funds") listed below.  For a complete list of the available Sub accounts see Appendix A: Portfolio Information.  For more information refer to the Fund's prospectus.

AIM Variable Insurance Funds
Alger American Fund
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios II, Inc.
American Century Variable Portfolios, Inc.
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
T. Rowe Price Equity Series, Inc.
The Universal Institutional Funds, Inc.
Van Eck Worldwide Insurance Trust
Wells Fargo Advantage Funds® Variable Trust

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.  The Policy Account Value will reflect monthly deductions and certain other fees and charges.  Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or the Owner decreases the Face Amount.  Generally, during the first two Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy.  After the second Policy Year, the Policy will only remain in force if there is sufficient value to pay the Monthly Deductions and other charges under the Policy.

The Owner should consider the Policy in conjunction with other insurance he or she owns.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds.  Please read this prospectus carefully and retain it for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values.  Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or an Owner's investment in the Policy.

You should read your Policy along with this prospectus.

Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Flexibility to Adjust Amount of Death Benefit
Transfers
Free-Look
Loan Privilege
Partial Withdrawal of Net Cash Surrender Value
Surrender of the Policy
Accelerated Death Benefit
Long-Term Care Benefit Riders
Personalized Illustrations
Policy Risks	3
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	4
Fee Table	4
The Policy	9
The Company, Separate Account and Funds	9
Nationwide Life Insurance Company of America
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	11
Death Benefit
Ability to Adjust Face Amount
Insurance Protection
Payment and Allocation of Premiums
Policy Account Value
Policy Duration
Disruptive Trading
Transfers of Policy Account Value
Free-Look Privileges
Loan Privileges
Surrender Privilege
Partial Withdrawal Privilege
Accelerated Death Benefit Rider
Long-Term Care Benefit Riders
Charges and Deductions	22
Premium Expense Charge
Surrender Charges
Monthly Deductions
Face Amount Increase Charge
Partial Withdrawal Charge
Transfer Charge
Mortality and Expense Risk Charge
Short-Term Trading Fees
Loan Interest Charge
Other Charges
The Guaranteed Account	26
Minimum Guaranteed and Current Interest Rates
Transfers from the Guaranteed Account
Ownership and Beneficiary Rights	27
Modifying the Policy	27
Telephone, Fax, and E-Mail Requests	27

Table of Contents (continued)
Page
Split Dollar Arrangements	27
Dividends	28
Supplementary Benefits	28
Federal Income Tax Considerations	29
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Alternative Minimum Tax
Continuation of Policy Beyond Age 100
Other Policy Owner Tax Matter
Possible Tax Law Changes
Special Rules for Pension and Profit-Sharing Plans
Special Rules for 403(b) Arrangements
Foreign Tax Credits
Accelerated Death Benefit Rider
Long-Term Care Benefit Riders
Other Supplemental Benefits and Riders
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers
Split Dollar Arrangements
Voting Rights	32
Distribution of Policies	33
Policy Pricing
Information on Portfolio Payments
State Variations	35
Legal Proceedings	35
Financial Statements	38
Definitions	39
Appendix A: Portfolio Information	42

POLICY BENEFITS/RISKS SUMMARY

The Policy is a individual flexible premium adjustable variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Sub accounts, the amount of interest NLICA credits to the Guaranteed Account, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  NLICA does not guarantee any minimum Policy Account Value.  The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLICA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured.  The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

There are two Death Benefit options available.  Death Benefit Option A provides a Death Benefit equal to the greater of:  (a) the Face Amount; and (b) the specified percentage of the Policy Account Value.  Death Benefit Option B provides a Death Benefit equal to the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the specified percentage of the Policy Account Value.  (See "Death Benefit".)  The Owner chooses at the time of application one of the two Death Benefit options.  NLICA will not issue the Policy until the Owner has elected a Death Benefit option.

Flexibility to Adjust Amount of Death Benefit

After the second Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit option or by increasing or decreasing the Face Amount of the Policy.  (See "Death Benefit" and "Ability to Adjust Face Amount.")  The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require Evidence of Insurability.  Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available.  NLICA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

Any change in Death Benefit option or in the Face Amount may affect the charges under the Policy.  Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the Surrender Charges which are imposed upon lapse or surrender of the Policy or the pro rata Surrender Charges imposed upon a decrease in Face Amount within the relevant ten-year period.  For any decrease in Face Amount, that part of the Surrender Charges attributable to the decrease will reduce the Policy Account Value, and the Surrender Charges will be reduced by this amount.  A decrease in Face Amount may also affect cost of insurance charges.  (See "Monthly Deductions.")  A change in Death Benefit option or Face Amount may have tax consequences.

To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, NLICA will not effect the decrease.

Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision, any portion of Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date NLICA receives the Minimum Initial Premium, which are to be allocated to the Separate Account will be allocated to the Money Market Sub account.  At the end of the 15-day period, Policy Account Value in the Money Market Sub account is allocated to the Sub accounts as indicated in the Application.  (See "Payment and Allocation of Premiums.")

Transfers

The Owner may make transfers of the amounts in the Sub accounts and Guaranteed Account.  Transfers between and among the Sub accounts or into the Guaranteed Account are made as of the date NLICA receives the request.  NLICA requires a minimum amount for each such transfer, usually $1,000.  Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount.  If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred.  (See "Transfers of Policy Account Value.")  We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Free Look

The Policy provides for an initial Free Look period.  The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails or personally delivers a Notice of Withdrawal Right to the Owner.  Upon returning the Policy to NLICA or to an agent of NLICA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date NLICA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy.  Where state law requires, the refund will instead equal the premiums paid.  (See "Free Look Privileges.")

A Free Look privilege also applies after a requested increase in Face Amount.  (See "Free Look For Increase in Face Amount.")

If the policy is canceled, we will treat the policy as if it was never issued.  If we do not receive your policy at our home office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value.  Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year.  If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary.  Policy loans may be repaid at any time and in any amount prior to the Final Policy Date.  NLICA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan.  The transfer is made pro rata from each Sub account and the Guaranteed Account unless the Owner specifies otherwise.  This collateral in the Loan Account earns interest at an effective annual rate of at least 4%.  (See "Loan Privileges" below.)

Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause a Policy to lapse.  Lapse of the Policy with outstanding loans may result in adverse tax consequences.  (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal of Net Cash Surrender Value

After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value.  The minimum amount for such withdrawal is $1,500.  An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal.  The withdrawal amount and expense charge is allocated to the Sub accounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise.  If Death Benefit Option A is in effect, NLICA will reduce the Face Amount by the amount of the withdrawal.  (See "Partial Withdrawal Privilege.")  A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value.  (See "Surrender Privilege.")  A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit ("ADB") Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a terminal illness or, for Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability) is permanently confined to a nursing care facility.  NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid.  (See "Accelerated Death Benefit" below.)  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

Under the Long-Term Care Benefit Riders, the Owner may receive periodic payments of a portion of the death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill."  NLICA imposes a monthly charge if the Owner elects any of these riders.  (See "Long-Term Care Benefit Riders" below.)  There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  The Owner should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances.  These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help Owners compare the Policy to other life insurance policies.  These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years.  Therefore, an Owner should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

POLICY RISKS

Investment Risk

If the Owner invests his or her Policy Account Value in one or more Sub accounts, then he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, NLICA deducts Policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value.  The Owner could lose everything he or she invests and the Policy could lapse without value, unless he or she pays additional premiums.

Frequent trading in the Sub accounts may dilute the value of your Sub account units, cause the Sub account to incur higher transaction costs, and/or interfere with the Sub account's ability to pursue its stated investment objective.  This disruption to the Sub account trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  NLICA may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and other charges under the Policy, the Policy may enter a 61-day Grace Period.  NLICA will notify the Owner that the Policy will lapse (terminate without value) unless the Owner makes a sufficient payment during the Grace Period.  The Policy generally will not lapse: (1) during the first two Policy Years if the Minimum Guarantee Premium has been paid; or (2) if the Owner pays sufficient premium before the end of the Grace Period.

Tax Risks

NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy.  An Owner of a Policy may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy, which should cause the Policy to meet the definition of a life insurance contract.  Any Owner contemplating the adoption of such limitations should consult a tax adviser.  In addition, if the Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy owner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply.  (See "Tax Status of the Policy.")

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract."  If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy.  In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax.  (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income.  Moreover, loans generally will not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10th Policy Anniversary or Attained Age 60.  Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax.  (See "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.")

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 10 Policy Years after the Policy Date.  It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years.  A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time.  A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future.  NLICA designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.  Partial withdrawals are not permitted during the first Policy Year.  A surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLICA subtracts the amount of the loan from the Sub accounts and/or the Guaranteed Account as collateral and holds it in the Loan Account.  This loan collateral does not participate in the investment performance of the Sub accounts or receive any higher current interest rate credited to the Guaranteed Account.  NLICA reduces the amount it pays on the Insured's death by the amount of any outstanding Policy loans and accrued interest.  The Policy may lapse (terminate without value) if any outstanding Policy loans and accrued interest reduce the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if a Policy that is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.  There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Sub accounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge1	Upon receipt of each premium payment	0-4% of each premium payment depending on Insured's state of residence	0-4% of each premium payment, depending on Insured's state of residence
Percent of Premium Sales Charge	Upon receipt of each premium payment	3% of premium payments	1.5% of premium payments
Maximum Deferred Surrender Charge:
Deferred Sales Charge2	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years
The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

Deferred Administrative Charge3	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years	$3.00 per $1 , 000 of Face Amount	$3.00 per $1 , 000 of Face Amount
Maximum Deferred Additional Surrender Charge (Additional Deferred Sales Charge)4	Upon surrender, lapse, or decrease in Face Amount during the first 10 years following an increase in Face Amount
The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

Face Amount Increase Charge5	Upon increase in Face Amount	$50.00 plus $3.00 per $1,000 of Face Amount increase	$0.00

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees6	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee7	Upon transfer of Sub account value out of a Sub account within 60 days after allocation to that Sub account	1% of the amount transferred from the Sub account within 60 days of allocation to that Sub account	1% of the amount transferred from the Sub account within 60 days of allocation to that Sub account
Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$250	$100

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:8 Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $420.82 per $1,000 of Net Amount at Risk per month	$0.04 - $113.16 per $1,000 of Net Amount at Risk per month during Policy Years 11 and later
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class and within the first 10 Policy Years	On Policy Date and monthly on Policy Processing Day	$0.52 per $1,000 of Net Amount at Risk per month	$0.26 per $1,000 of Net Amount at Risk per month
Initial Administrative Charge9	On Policy Date and monthly on Policy Processing Day	$17.50	$17.50
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12	$7.50
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Sub account in which the Owner is invested	Annual rate of 0.65% of the average daily net assets of each Sub account in which the Owner is invested
Loan Interest Charge10	On Policy Anniversary or earlier, as applicable11	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges:12
Change of Insured Rider	N/A	None	None
Children's Term Insurance Rider	On rider policy date and monthly on Policy Processing Day	$0.52 per $1,000 of rider coverage amount per month	$0.52 per $1,000 of rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 Net Amount at Risk per month	$0.01 - $1.76 per $1,000 Net Amount at Risk per month
Charge for an Insured, Attained Age 42	On rider policy date and monthly on Policy Processing Day	$0.01 per $1,000 Net Amount at Risk per month	$0.01 per $1,000 Net Amount at Risk per month
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	2% - 23.2% of the monthly benefit amount per month	2% - 23.2% of the monthly benefit amount per month
Charge for an Insured, Issue Age 37	On rider policy date and monthly on Policy Processing Day	3.1% of the monthly benefit amount per month	3.1% of the monthly benefit amount per month
Final Policy Date Extension Rider	N/A	None	None
Long-Term Care Benefit Riders:
1. Long-Term Care Acceleration Benefit Rider13 Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.0214 - $3.2415 per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55 with a 4% Acceleration Benefit Rider	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.20 per $1,000 of Net Amount at Risk per month
2. Long-Term Care Waiver Benefit Rider16 Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 - $3.47 per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 per $1,000 Net Amount at Risk per month

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
3. Long-Term Care Extended Insurance Benefit Rider17 Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.0118 - $8.7219 per $1,000 of rider coverage amount per month
Charge for a male Insured, Issue Age 55 with a 4% Extended Insurance Benefit Rider, assuming no inflation or nonforfeiture protection (as described in the rider), and assuming lifetime payments	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.28 per $1,000 of rider coverage amount per month
Other Insured Convertible Term Life Insurance Rider Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of rider coverage amount per month	$0.06 - $113.17 per $1,000 of rider coverage amount per month
Charge for a female Insured, Attained Age 42, in the nonsmoker Premium Class	On rider policy date and monthly on Policy Processing Day	$0.20 per $1,000 of rider coverage amount per month	$0.14 per $1,000 of rider coverage amount per month

The next item shows the minimum and maximum Total Annual Portfolio Annual Expenses, as of December 31, 2008 , charged by the sub-account Portfolios that you may pay periodically during the time that you own the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectus for the mutual funds available under this policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expense, as a percentage of average Portfolio assets)	0.28%	–	1.98%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.
2 The Deferred Sales Charge may increase if additional premiums are paid after Policy Year 1, as the charge for each Policy Year after the first Policy Year (until Policy Year 11) equals the prior Policy Year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for the Initial Face Amount).  The Deferred Sales Charge is 0% after the 10th Policy Year.  The Deferred Sales Charge is reduced by any Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
3 Beginning in the 7th Policy Year, the Deferred Administrative Charge decreases each Policy Year to $0 after the 10th Policy Year.  The charge varies by Issue Age, and is lower for Issue Ages under 35.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
4 The Additional Deferred Sales Charge may increase if additional premiums are paid more than one year following the increase, as the charge for each year following the increase (until Policy Year 11) equals the prior year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for each increase in Face Amount).  The Additional Deferred Sales Charge is 0% after the 10th Policy Year.  The Additional Deferred Sales Charge is reduced by any Additional Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
5 The $0.00 current charge applies to increases made on or after July 25, 2007 for all policies.  We may begin taking a current charge again at any time on a prospective basis for face amount increase
6 NLICA does not assess a transfer charge for the first 12 transfers each Policy Year.
7 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

8 Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and Net Amount at Risk.  The cost of insurance charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to the Policy, and more detailed information concerning the Owner's cost of insurance charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.
9 NLICA only deducts the Initial Administrative Charge on the first 12 Policy Processing Days.
10 NLICA will not impose this charge if an Owner is not invested in the Zero Coupon Bond Subaccount.
11 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLICA charges for a loan (6.00% annually) and the amount of interest NLICA credits to the Loan Account (guaranteed not to be lower than 4.00% annually)).  After offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually), and after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).
12 Charges for the Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, Long- Term Care Benefit Riders, and Other Insured Convertible Term Life Insurance Rider may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and Net Amount at Risk.  Charges based on Attained Age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the rider charges applicable to the Policy, and more detailed information concerning these rider charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.
13 NLICA may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis.  NLICA waives this rider's charge during the time NLICA pays benefits under the rider.
14 Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.
15 Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.
16 NLICA may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.
17 NLICA may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis.  NLICA waives this rider's charge during the time NLICA pays benefits under the rider.
18 Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.
19 Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

THE POLICY

The Individual Flexible Premium Adjustable Variable Life Insurance Policy offered by this prospectus is issued by NLICA.  The Policy is similar in many ways to a fixed benefit life insurance policy.  As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured.  Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime.  As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects.  Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may, and the Policy Account Value will, increase or decrease to reflect the investment performance of any Sub accounts to which Policy Account Value is allocated.  Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value.  If Net Cash Surrender Value is insufficient to pay charges due, then, after a Grace Period, the Policy may lapse without value.  (See "Policy Duration.")  However, NLICA guarantees that the Policy will remain in force during the first two Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met.  (See "Policy Lapse.")  If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax.  (See "Federal Income Tax Considerations.")

The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums.  The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit options.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value.  A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential.  It may not be advantageous to replace existing insurance coverage with the Policy.  In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85.  The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.  The Minimum Face Amount is $100,000.  We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any time.  (For a Policy issued in New York State the maximum Face Amount at issue is $2,500,000.)

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect the Owner's Sub account performance and Policy Account Value.  To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

Nationwide Life Insurance Company of America

NLICA is a stock life insurance company.  NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue.  The assets of the Separate Account are owned by NLICA.  However, these assets are held separate from other assets and are not part of NLICA's General Account.  NLICA is obligated to pay all benefits under the Policies.  The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct.  NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies).  The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA.  NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company.  Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.  The Separate Account meets the definition of a "Separate Account" under federal securities laws.  The Separate Account has Sub accounts which each invest exclusively in Portfolios of the Mutual Funds.

NLICA reserves the right to make structural and operational changes affecting the Separate Account.  (See "Addition, Deletion, or Substitution of Investments.")

NLICA does not guarantee any money that the Owner places in the Sub accounts.  The value of each Sub account will increase or decrease, depending on the investment performance of the corresponding Portfolio.  The Owner could lose some or all of his or her money.

NLICA is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

The Funds

Each of the Funds offered in the Policy is registered with the SEC under the 1940 Act as an open-end management investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios.  The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies.  Some of the Funds may, in the future, create additional Portfolios.  The investment experience of each Sub account depends on the investment performance of its corresponding Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.

There can be no assurance, and NLICA makes no representation, that the investment performance of any of the Portfolios under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds.  The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Sub accounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA more than others.  NLICA also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	Remove, combine, or add Sub accounts and make the new Sub accounts available to the Owner at NLICA's discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Sub account at NLICA's discretion;

3.
Substitute or close Sub accounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4.	Transfer assets supporting the Policies from one Sub account to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Sub accounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Sub accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub accounts.  NLICA will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  NLICA will notify the Owner of any changes.

Substitution of Securities.  Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1.  shares of a current underlying mutual fund are no longer available for investment; or

2.  further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account. Nationwide may deregister Nationwide Provident VLI Separate Account - 1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event Nationwide deregisters Nationwide Provident VLI Separate Account - 1.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General.  As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option.  The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Insurance Proceeds may be paid in cash or under one of the settlement options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit options: Option A and Option B.  The Owner designates the Death Benefit option in the Application and may change it as described in "Change in Death Benefit Option."  Under either option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value.  (See "Policy Duration.")

Option A.  The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy; and (b) the Policy Account Value as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death multiplied by the specified percentage shown in the table below:

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Illustration of Option A - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000.  The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%.  Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount.  Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50.  Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50.  If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

Option B.  The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage shown in the table above.  (The Policy Account Value in each case is determined as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death.)

Illustration of Option B - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value.  Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000.  Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value.  As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value.  Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50.  An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).

Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50.  If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

Which Death Benefit Option to Choose.  If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B.  If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

Change in Death Benefit Option.  After the second Policy Year at any time when the Death Benefit would be the Face Amount (if Option A is in effect) or the Face Amount plus the Policy Account Value (if Option B is in effect), the Owner may change the Death Benefit option in effect by sending NLICA a completed application for change.  No charges will be imposed to make a change in the Death Benefit option.  The effective date of any such change will be the Policy Processing Day on or next following the date NLICA receives the completed application for change.

If the Death Benefit option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date.  However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

If the Death Benefit option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

A change in the Death Benefit option may affect the Net Amount at Risk over time, which, in turn, would affect the monthly cost of insurance charge.  Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level.  Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases.  Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

The effects of these Death Benefit option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows.  Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and,

therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000).  If the Death Benefit option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same.  Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000 ($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).

If the Death Benefit option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

If a change in the Death Benefit option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, NLICA will not effect the change.

A change in the Death Benefit option may have federal income tax consequences.  The Owner of a Policy should consult a tax adviser before changing the Death Benefit option.

How the Death Benefit May Vary.  The amount of the Death Benefit may vary with the Policy Account Value.  The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy.  The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage.

Ability to Adjust Face Amount

Subject to certain limitations, an Owner may generally, at any time after the second Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to NLICA.  The effective date of the increase or decrease will be the Policy Processing Day on or next following NLICA's approval of the request.  An increase or decrease in Face Amount may have tax consequences.  (See "Tax Treatment of Policy Benefits.")  The Owner of a Policy should consult a tax adviser before increasing or decreasing the Face Amount.  The effects of changes in Face Amount on Policy charges, as well as other considerations, are described below.

Increase.  A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state).  The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period.  To obtain the increase, the Owner must submit an application for the increase and provide Evidence of Insurability satisfactory to NLICA.

On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount.  If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk, which will increase the monthly cost of insurance charges.  An increase in Face Amount will increase the amount of any Additional Surrender Charge.  A Face Amount increase expense charge will also be deducted.  (See "Face Amount Increase Charge.")  In addition, different cost of insurance rates may apply to the increase in insurance coverage.  (See "Monthly Deductions.")

After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the cost of insurance charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by NLICA.  (See "Transfers of Policy Account Value.")

Decrease.  The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state).  The Face Amount after any decrease may not be less than the Minimum Face Amount.  A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period.  To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, NLICA will not effect the decrease.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly cost of insurance charges.  A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective.  (See "Surrender Charges.")

Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted.  The Surrender Charge will be deducted from each Sub account and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

For purposes of determining the cost of insurance charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

Insurance Protection

An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change.  These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value.  The consequences of each are summarized below.

A decrease in Face Amount will decrease the insurance protection.  It will not reduce the Policy Account Value, except for the deduction of any Surrender Charge applicable to the decrease.  The Monthly Deductions will generally be correspondingly lower following the decrease.

An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage.  If the insurance protection is increased, Monthly Deductions will increase as well.

Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then: (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced; and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection.  (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.)

Under either Death Benefit option, if the Death Benefit is the specified percentage of Policy Account Value, then: (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase; and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit.  If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge.  If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value.  In this event, however, the decrease in the Death Benefit will be greater than the amount of a withdrawal.

An increase or decrease in the Policy's insurance protection may have tax consequences.  The Owner of a Policy should consult a tax adviser before increasing or decreasing the insurance protection.

Payment and Allocation of Premiums

Issuance of a Policy.  In order to purchase a Policy, an individual must submit an Application to NLICA through a licensed NLICA agent who is also a registered representative of Nationwide Investment Services Corporation (“ NISC ”) or a broker/dealer having a selling agreement with NISC or a broker/dealer having a selling agreement with such a broker/dealer.  If NLICA accepts the Application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy.  The Minimum Face Amount of a Policy is $100,000.  If the applicant submits the Application and/or initial premium to his or her agent, NLICA will not begin processing the purchase order until NLICA receives the Application and initial premium from the agent's broker-dealer.

NLICA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued Policies.  The maximum Face Amount for a Policy in New York State is $2,500,000.  A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide NLICA with satisfactory Evidence of Insurability.  Acceptance is subject to NLICA's underwriting rules.  NLICA reserves the right to reject an Application for any reason permitted by law.  (See "Distribution of Policies.")

At the time the Application for a Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy.  The amount of temporary insurance protection provided by NLICA may be less than the full amount of coverage that the Owner later receives.

Amount and Timing of Premiums.  No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application.  We begin to deduct monthly charges from the Policy Account Value on the Policy Issue Date.  Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitations set forth below.  Each premium payment must be for at least $25.  If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer.  Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment.  The Owner is entitled to receive a premium reminder notice from NLICA at the specified interval.  The Owner may change the Planned Periodic Premium frequency and amount.  Also, under the automatic payment plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed."

Any payments made while there is an outstanding Policy loan are considered loan repayments, unless NLICA is notified in writing that the amount is to be applied as a premium payment.  The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule.  The Owner has the flexibility to alter the amount and frequency of premium payments.  However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force.  Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value.  Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

Premium Limitations.  The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a policy exceed such limits.  NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium that would make total premiums equal the maximum amount that may be paid under the Policy.  NLICA will notify the Owner of available options with regard to the excess premium.  If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner.  If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.  To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change.  (See "Federal Income Tax Considerations.")  NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice.  If the Owner requests a refund, NLICA will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Sub accounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Sub accounts and/or the Guaranteed Account.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner.  For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums.  The Owner indicates in the Application how Net Premiums should be allocated among the Sub accounts and/or the Guaranteed Account.  The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%.  NLICA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.

The values of the Sub accounts will vary with their investment experience and the Owner bears the entire investment risk.  Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Delay in Allocation.  Certain states require NLICA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period.  See "Free-Look Privileges."  In those states, NLICA will allocate to the Money Market Sub account any premiums the Owner requests be allocated to Sub account(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLICA receives the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Sub account is allocated among the Sub accounts as indicated in the Application.  NLICA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

Replacement of Existing Insurance.  It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  Owners should compare their existing insurance and the Policy carefully.  Owners should replace their existing insurance only when they determine that the Policy is better for them.  Owners may have to pay a surrender charge on their existing insurance, and the Policy will impose a new Surrender Charge period.  Owners should talk to their financial professional or tax adviser to make sure the exchange will be tax-free.  If an Owner surrenders his or her existing policy for cash and then buys the Policy, he or she may have to pay a tax, including possibly a penalty tax, on the surrender.  Because NLICA will not issue the Policy until NLICA has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.

Policy Account Value

The Policy Account Value is the total amount of value held under the Policy at any time.  It is equal to the sum of the Policy's values in the Sub accounts, the Guaranteed Account and the Loan Account.  Policy Account Value varies from day to day, depending on the investment performance of the Sub accounts chosen by the Owner, interest NLICA credits to the Guaranteed Account, charges NLICA deducts, and any other transactions (e.g., transfers, partial withdrawals, and loans).  Net Premiums are credited to the Policy Account Value on the basis of the unit value of a Sub account next determined after NLICA's receipt of the Net Premium.  NLICA does not guarantee a minimum Policy Account Value.  The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Sub accounts, the crediting of interest in excess of 4% (the guaranteed minimum) for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

Calculation of Policy Account Value.  The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day.  On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date.  On each Valuation Day after the Policy Date, the Policy Account Value is:

1.	Policy Account Value in each Sub account, determined by multiplying the number of units of the Sub account by the Sub account's unit value on that date;

2.	Policy Account Value in the Guaranteed Account; plus

3.	Policy Account Value in the Loan Account.

Determination of Number of Units.  Allocated Net Premiums, or Policy Account Value transferred to a Sub account are used to purchase units of that Sub account; units are redeemed when amounts are deducted, transferred or withdrawn.  The number of units of a Sub account at any time equals the number of units purchased minus the number of units redeemed up to such time.  For each Sub account, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

Determination of Unit Value.  The unit value of a Sub account on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the net investment factor for that Sub account on that Valuation Day.

Net Investment Factor.  The net investment factor for each Sub account measures the investment performance of a Sub account from one Valuation Day to the next.

The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio.  The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

The asset charge for mortality and expense risks will be deducted in determining the applicable net investment factor.

Policy Duration

Policy Lapse.  The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy.  When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value.  If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address.  Notwithstanding the foregoing, during the first two Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by NLICA indicating that the Grace Period has begun.  Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period.  To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions.  The notice sent by NLICA will specify the payment required to keep the Policy in force.  If the Insured dies during the Grace Period, NLICA will pay the Insurance Proceeds.

Reinstatement.  A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting Evidence of Insurability satisfactory to NLICA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved.  Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy.  A reinstated Policy has the same Policy Date as it had prior to the lapse.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Sub accounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Sub accounts that are actively traded will be adversely impacted.  Policy Owners remaining in the affected Sub account will bear any resulting increased costs.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Sub account that occur within 60 days after the date of the allocation to that Sub account.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor exchange activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Sub accounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
• they have been identified as engaging in harmful trading practices; and
• if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLICA policies  and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

•	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
•	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
•	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers of Policy Account Value

Transfers.  The Owner may transfer the Policy Account Value between and among the Sub accounts and the Guaranteed Account by making a transfer request to NLICA.  The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year.  All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer.  Transfers are made as of the date NLICA receives a written request at its Service Center.  Some transfers are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year.  We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" above).  Under present law, transfers are not taxable transactions.

Special Transfer Right.  During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Sub accounts to the Guaranteed Account.  The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Conversion Privilege for Increase in Face Amount.  During the first two years following an increase in Face Amount, the Owner may, on one occasion, without Evidence of Insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy.  Such an exchange may, however, have federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")  Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy.  The new policy will have the same face amount and issue date as the amount and effective date of the increase.  NLICA will refund the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase.  The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Transfer Right for Change in Investment Policy of a Sub account.  If the investment policy of a Sub account is materially changed, the Owner may transfer the portion of the Policy Account Value in such Sub account to another Sub account or to the Guaranteed Account.  We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee.  However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing.  Automatic Asset Rebalancing is a feature, which, if elected, authorizes periodic transfers of Policy Account Values among the Sub accounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.  There is no additional charge for this program.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Dollar Cost Averaging.  Dollar Cost Averaging is a program that, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Sub account to any other Sub account or the Guaranteed Account.  By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short-term market fluctuations.  NLICA, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.  There is no additional charge for this program.  NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Free Look Privileges

Free Look for Policy.  The Policy provides for an initial Free Look period.  The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails the Notice of Withdrawal Right to the Owner.  Upon giving written notice of cancellation and returning the Policy to NLICA's Service Center, to one of NLICA's other offices, or to the NLICA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by NLICA at its Service Center or the NLICA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the account; (iv) any mortality and expense risk charges deducted from the value of the net assets of the Separate Account; and (v) any advisory fees and any other fees and expenses of the Funds.  A refund of all premiums paid is made for Policies delivered in states that require such a refund.  NLICA may postpone payment of the refund under certain conditions. If the policy is canceled, we will treat the policy as if it was never issued.  If we do not receive your policy at our home office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.

Free Look for Increase in Face Amount.  Any requested increase in Face Amount is also subject to a Free Look privilege.  The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy schedule pages reflecting the increase; and (c) 10 days after NLICA mails a Notice of Withdrawal Right to the Owner.  Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount increase charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount.  NLICA may postpone payment of the refund under certain conditions. If the Face Amount increase is canceled, we will treat the Face Amount increase as if it was never issued.  If we do not receive your requested cancellation of the increase in Face Amount at our home office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.

Loan Privileges

General.  The Owner may at any time after the Issue Date borrow money from NLICA sing the Policy Account Value as the security for the loan.  The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan.  While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

Interest Rate Charged.  Interest is charged on Policy loans at an effective annual rate of 6%.

Allocation of Loans and Collateral.  The Owner may specify that NLICA transfer the amount of a Policy loan from specific Sub accounts, but may not request that NLICA transfer this amount from the Guaranteed Account.  However if the Owner does not specify Sub accounts, NLICA will allocate the amount of a Policy loan among the Sub accounts and/or the Guaranteed Account based upon the proportion that the value of the Sub accounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4%, which is earned to such Policy Anniversary.  At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

Interest Credited to Loan Account.  As long as the Policy is in force, NLICA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law.  The rate will apply to the calendar year that follows the date of determination.  Loan interest credited is transferred to the accounts: (a) when loan interest is added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made.  NLICA currently credits 4.5% interest annually to the amount in the Loan Account until the Policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter.  The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear.  Owners should consult a tax adviser with respect to such consequences.

Effect of Policy Loans.  A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit.  Loan amounts are not affected by the investment performance of the Sub accounts and may not be credited with the interest rates accruing on the Guaranteed Account.  The amount of any outstanding Policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Insurance Proceeds at death.

Loan Repayments.  An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force.  Unless prohibited by a particular state, NLICA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment.  Repayments up to the amount of the outstanding loan are allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account.  For this purpose, the amount of the interest due is determined as of the next Policy Anniversary.  Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the Monthly Deduction due.  (See "Policy Duration.")

Tax Considerations.  Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution.  In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income.  (See "Distributions from Policies Classified as Modified Endowment Contracts.")  Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause the Policy to lapse.  If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences.  (See "Tax Treatment of Policy Benefits.")

Surrender Privilege

At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value.  You must complete and sign our surrender form and send it to us at our Service Center.  You may obtain the surrender form by calling us at (800) 688-5177.  The Net Cash Surrender Value is determined as of the date we receive the surrender form at our Service Center if it received on a Valuation Day.  Otherwise, the Net Cash Surrender Value will be determined on the Valuation Day next following NLICA's receipt of the surrender form.  At the time the Net Cash Surrender Value is determined, coverage under the Policy will end.  NLICA generally will pay the Net Cash Surrender Value to the Owner within seven days after NLICA receives the signed surrender request.  NLICA may postpone payment of surrenders under certain conditions.  NLICA will assess a Surrender Charge if the Policy is surrendered before the 10th Policy Year.  (See "Surrender Charges.")  A surrender may have adverse federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal Privilege

After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value.  The minimum amount that may be withdrawn is $1,500.  A withdrawal charge will be deducted from the Policy Account Value.  A partial withdrawal will not result in the imposition of Surrender Charges.

NLICA will process each partial withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request.  NLICA generally will pay a partial withdrawal request within seven days after the Valuation Day when NLICA receives the request.  NLICA may postpone payment of partial withdrawals under certain conditions.

The Owner may specify that NLICA allocate the withdrawn amount and withdrawal charge from specific Sub accounts but may not request that NLICA allocate this amount from the Guaranteed Account.  If the Owner does not specify any Sub accounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in any Sub account and the Guaranteed Account bear to the total unloaned Policy Account Value.

The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value.  (See "Death Benefit Options.")

Option A.  The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness.  The applicable percentage is 250% for an Insured with an Attained Age under 40.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000.  Assume that the Owner takes a partial withdrawal of $10,000.  The partial withdrawal will reduce the Policy Account Value to $19,975 ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal.  The Death Benefit will be reduced to equal the greater of: (a) the Face Amount after the partial withdrawal; and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000.  Assume that the Owner takes a partial withdrawal of $49,975.  The partial withdrawal will reduce the Policy Account Value to $250,000 ($300,000 - $49,975 - $25) and the Face Amount to $250,025 ($300,000 - $49,975).  The Death Benefit is the greater of: (a) the Face Amount of $250,025; and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5).  Therefore, the Death Benefit will be $625,000.

Option B.  The Face Amount will never be decreased by a partial withdrawal.  A partial withdrawal will, however, always decrease the Death Benefit.

If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000).  Assume the Owner takes a partial withdrawal of $20,000.  The partial withdrawal will reduce the Policy Account Value to $69,975 ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 + $69,975).  The Face Amount is unchanged.

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of: (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge; and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5).  Assume the Owner takes a partial withdrawal of $149,975.  The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of: (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000); and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5).  Therefore, the Death Benefit will be $450,000.  The Face Amount is unchanged.

Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk, which is used to calculate the cost of insurance charge under the Policy.  (See "Cost of Insurance.")

A request for partial withdrawal may not be allowed if or to the extent that such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy.  Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, NLICA will not allow such partial withdrawal.

A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")

Accelerated Death Benefit Rider

Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months.  For Owners who elected the Rider prior to November 13, 2001 (or such other date pursuant to state availability), the Rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider.  However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

NLICA offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider").  If the Owner elects to add the LTC Acceleration Rider to the Policy, he or she must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider.  The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these riders, the Owner may receive periodic payments of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

1.	is unable to perform at least 2 activities of daily living without substantial human assistance for a period if at least 90 days due to a loss a functional capacity; or

2.	requires substantial supervision to protect the Insured from threats to heath and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified on the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual Death Benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the Net Amount at Risk under the Policy or the coverage amount of the rider.  Depending on the rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the rider based on the age of the Insured when the rider is issued.  If the Owner increases the rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase.  NLICA may increase the rates for these charges on a class basis.  Once NLICA begins to pay benefits, NLICA waives the charge under certain of the riders until the Insured no longer qualifies for rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  NLICA believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code.  The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code.  While guidance is limited, NLICA believes that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

The Owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider.  The distribution will generally be taxed in the same manner as any other distribution under the Policy.  In addition, the implications to the Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in Death Benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear.  Owners should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for: (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy.  In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge, which consists of:

Premium Tax Charge.  Various states and some of their subdivisions impose a tax on premiums received by insurance companies.  A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes.  Premium taxes vary from state to state but range from 0% to 4.0% of each premium payment.  (Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.)  A deduction of a percentage of the premium will be made from each premium payment.  The applicable percentage will be based on the rate for the Insured's residence.

Percent of Premium Sales Charge.  A percent of premium charge not to exceed 3% is deducted from each premium payment to partially compensate NLICA for federal taxes and the cost of selling the Policy.  Currently, NLICA deducts 1.5% percent from each premium payment.

The Premium Expense Charge is a percentage of each premium payment.  This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of the Premium Expense Charge NLICA will assess.

Surrender Charges

A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the tenth Policy Year.  A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the tenth Policy Year.  An Additional Surrender Charge, which is an Additional Deferred Administrative Charge and an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within ten years after the effective date of an increase in Face Amount.  A portion of an Additional Surrender Charge also is deducted if the related increase of Face Amount is decreased within ten years after such increase took effect.

These surrender charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records and Policy issue.  NLICA does not expect the surrender charges to cover all of these costs.  To the extent that they do not, NLICA will cover the shortfall from its General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Deferred Administrative Charge.  The Deferred Administrative Charge is as follows:

	Charge per $1,000 Face Amount
	Issue Ages
Policy Year	1-5	15	25	35-80
1-6	0	$1.00	$2.00	$3.00
7	0	0.80	1.60	2.40
8	0	0.60	1.20	1.80
9	0	0.40	0.80	1.20
10	0	0.20	0.40	0.60
11	0	0	0	0

For Issue Ages not shown, the charge will increase pro rata for each full year.

The actual Deferred Administrative Charge is the charge described above less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

Deferred Sales Charge.  The Deferred Sales Charge will not exceed the maximum Deferred Sales Charge specified in the Policy.  The Deferred Sales Charge equals the lesser of a or b (and less any Deferred Sales Charge previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

Additional Deferred Sales Charge.  An Additional Deferred Sales Charge is associated with each increase in Face Amount.  Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount.  The Additional Deferred Sales Charge equals the lesser of a or b (and less any Additional Deferred Sales Charge for such increase previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received for the increase up to the first Target Premium for that increase during the first twelve Policy months after the increase plus 6% of all premiums thereafter; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

The maximum Target Premium for any Policy is $65.76 per $1,000 of Face Amount.

Surrender Charge Upon Decrease in Face Amount.  A Surrender Charge may be deducted on a decrease in Face Amount.  In the event of a decrease, the Surrender Charge deducted is a fraction of the charge that would apply to a full surrender of the Policy.  If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge.  If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the Surrender Charge will be applied in the following order: (1) the most recent increase; followed by (2) the next most recent increases, successively; and (3) the Initial Face Amount.  Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

Allocation of Surrender Charges.  The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value.  For Surrender Charges resulting from Face Amount decreases, that part of any such Surrender Charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Sub accounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected any of these Riders;

1.      Disability Waiver of Premium Rider,
2.      Disability Waiver Benefit Rider; or
3.      any Long-term Care Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Monthly Deductions

Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy.  The Monthly Deduction consists of four components – (a) the cost of insurance; (b) administrative charges; (c) insurance underwriting and expenses in connection with issuing the Policy (Initial Administrative Charge); and (d) the cost of any additional benefits provided by rider.  Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month.  The Monthly Deduction is deducted from the Sub accounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by NLICA pursuant to the Owner's written request.  If NLICA cannot make a Monthly Deduction on the basis of the allocation schedule then in effect, NLICA makes the deduction based on the proportion that the Owner's Guaranteed Account value and the value in the Owner's Sub accounts bear to the total unloaned Policy Account Value.

Cost of Insurance.  Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary.  NLICA will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy month.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value.  The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, partial withdrawals, and decreases in Face Amount.  The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount.  In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount.  If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount.  In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount.  For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used.  If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

Any change in the Net Amount at Risk will affect the total cost of insurance charges paid by the Owner.  NLICA expects to profit from cost of insurance charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate.  The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration.  The actual monthly cost on insurance rates will be based on NLICA's expectations as to future mortality and expense experience.  They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy.  These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.  For Policies issued in states that require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  NLICA currently places Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Initial Administrative Charge.  An Initial Administrative Charge of $17.50 is deducted from Policy Account Value on the Policy Date and on each of the next eleven Policy Processing Days.

Monthly Administrative Charge.  A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  This charge may be increased, but in no event will it be greater than $12 per month.  This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Additional Benefit Charges.  The Monthly Deduction will include charges for any additional benefits added to the Policy.  The monthly charges will be specified in the applicable rider.

Face Amount Increase Charge

If the Face Amount is increased, an increase charge may be deducted from the Policy Account Value on the effective date of such increase.  This charge is currently $0.00. This charge may be increased, but in no event will it be greater than $50 plus $3.00 per $1,000 Face Amount increase.  Any face amount increase charge will be deducted from the accounts based on the allocation for Monthly Deductions in effect at such time. This charge is intended to reimburse NLICA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

Partial Withdrawal Charge

A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value.  This charge is intended to compensate NLICA for the administrative costs in effecting the requested payment and in making all calculations that may be required by reason of the partial withdrawal.

Transfer Charge

After 12 transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate NLICA for the costs of processing such transfers.

The transfer charge will be deducted from the amount being transferred.  The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market Sub account to other Sub accounts.  These transfers will not count against the 12 free transfers in any Policy Year.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Sub accounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy.  This charge currently is deducted at an annual rate of 0.65% (or a daily rate of .0017808%) of the average daily net assets of each Sub account.  This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of each Sub account.  The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received.  The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA.  Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Sub account that occur within 60 days after the date of allocation to the Sub account.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub accounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Sub account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the list of available Portfolios earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Sub account that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  NLICA charges an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest NLICA guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover:

•	after offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Other Charges

The Separate Account purchases shares of the Funds at net asset value.  The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios.  The fees and expenses for the Funds and their Portfolios are described in the Funds' prospectuses.

THE GUARANTEED ACCOUNT

An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLICA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%).  The principal, after deductions, is also guaranteed.  NLICA's General Account supports its insurance and annuity obligations.  The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLICA's General Account has been registered as an investment company under the Investment Company Act of 1940.  Therefore, neither NLICA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act.  The disclosures relating to these accounts that are included in this prospectus are for prospective Owners' information and have not been reviewed by the SEC.  However, such disclosures may be subject to certain general applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below.  Since the Guaranteed Account is part of NLICA's General Account, NLICA assumes the risk of investment gain or loss on this amount.  All assets in the General Account are subject to NLICA's general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Guaranteed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 4%.  NLICA will credit the Guaranteed Account value with current rates in excess of the minimum guarantee but is not obligated to do so.  These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates.  Since NLICA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates.  The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred.  At the end of the calendar year, NLICA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date).  The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year.  Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLICA.  The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Sub accounts, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

NLICA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

Calculation of Guaranteed Account Value.  The Guaranteed Account value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months.  (See "Payment of Policy Benefits.")

Transfers from the Guaranteed Account

Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Sub accounts.  The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account.  If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLICA receives the request at its Service Center.

OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed.  While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA.  If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president.  No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

•
to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, NLICA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA.  NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions.  NLICA, however, may be liable for such losses if it does not follow those reasonable procedures.  The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent the processing of a request.  Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances.  If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN.  NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy proceeds) are split between the parties.  There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any death proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the death proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy.  If dividends are ever declared, they will be paid under one of the following options:

(a) paid in cash; or

(b) applied as Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed.  If no option is chosen, any dividend will be applied as a Net Premium payment.  The Owner may change the option by giving written notice to NLICA.

SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction.  (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable.  For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Other Insured Convertible Term Life Insurance rider.  Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider.  The most important factors that will affect an Owner's decision are: (a) the amount of premiums an Owner pays; (b) the cost of insurance charges under the Policy and under the rider; (c) the investment performance of the Sub accounts in which an Owner allocates premiums; (d) an Owner's level of risk tolerance; and (e) the length of time an Owner plans to hold the Policy.  Owners should carefully evaluate all of these factors and discuss all of these options with their agents.  For more information on electing a rider, contact the Service Center for a free copy of the SAI and for personalized illustrations that show different combinations of the Policy with various riders.  These riders may not be available in all states.  Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

•	Accelerated Death Benefit;

•	Disability Waiver Benefit;

•	Disability Waiver of Premium Benefit;

•	Change of Insured;

•	Children's Term;

•	Long-Term Care Benefit, which includes:

o	Long-Term Care Acceleration Benefit;

o	Long-Term Care Waiver Benefit; and

o	Long-Term Care Extended Insurance Benefit;

•	Other Insured Convertible Term Life Insurance; and

•	Final Policy Date Extension.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.   Please consult counsel or other qualified tax advis e rs for more complete information.   We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A Policy must satisfy certain requirements set forth in the  Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies.  The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied .   We anticipate that a Policy should satisfy the applicable Code requirements.   Because of the absence of pertinent interpretations of the Code requirements , there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  In addition, if you elect the Accelerated Death Benefit Rider , LTC Accelerated Rider or LTC Extended Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  Please consult a tax adviser on these consequences.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets.  Where this is the case, the policy owners have been currently taxed on gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies , such as the flexibility to allocate Premiums and Policy Account Value s , have not been explicitly addressed in published rulings.  While we believe that the Policy do es not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance policies for federal income tax purposes.   We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. The death benefit under a Policy should be excludible from the Beneficiary's gross income.  Federal, state and local transfer and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary 's circumstances .   You should consult a tax adviser  on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment) , the tax consequences depend on whether the Policy is classified as a modified endowment contract ( "MEC ") .

Modified Endowment Contracts.  Under the Code, certain life insurance policies are classified as "MECs," which have less favorable income tax treatment than other life insurance policies.  Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC.  In general, a Policy will be classified as a MEC if the amount of P remiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.

A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary P remium.  Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years.  To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MEC s are subject to the following tax rules:

•
All distributions other than death benefits from a MEC , including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed.  "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10 % additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the B eneficiary.

If a Policy becomes a MEC , distributions that occur during the Policy Year will be taxed as distributions from a MEC .  In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution made from a Policy that is not a MEC at the time when the distribution is made, could later become taxable as a distribution from a MEC .

Distributions from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.  However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 60 is less clear and a tax adviser should be consulted about such loans.

Finally, distributions from, and loans from ( or secured by ) a Policy that is not a MEC are not subject to the 10 % additional tax.

Multiple   Policies .   All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.   In general, interest you pay on a loan from a Policy will not be deductible.   If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or L apses, the amount of the outstanding I ndebtedness will be added to the amount distributed and will be taxed accordingly.   Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Business Uses of the Policy .  The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to the tax attributes of the arrangement .  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.  Also, see, “Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers,” below.

Tax Shelter Regulations.   Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding.   To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax .  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100.   The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear.  You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100 th year.

Other Policy Owner Tax Matters.   The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes.   While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).   You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans.   If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.   If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  In July, 2007, the IRS and the Treasury Department released final regulations that prohibit the purchase of a life insurance policy in a 403(b) plan after September 23, 2007.  In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits.   To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Accelerated Death Benefit Rider.  The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain.   You should consult a qualified tax adviser about the consequences of requesting payment under this Rider.   See "Death Benefit - Accelerated Death Benefit."

Long-Term Care Benefit Riders.  For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see " Death Benefit - Long-Term Care Benefit ."

Other Supplemental Benefits and Riders.   A further discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers.

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  However, policies issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless it is in writing and received by us at our Service Center.

The Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.   Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department issued guidance that substantially affects the tax treatment of split dollar arrangements.   The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

VOTING RIGHTS

All of the assets held in the Sub accounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds.  The Funds do not hold routine annual shareholders' meetings.  Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.  NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting.  However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners.  Fund shares held in each Sub account for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Sub account for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions.  Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Sub accounts in which their Policy values are allocated.  The number of shares held in each Sub account attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting.  Fractional shares will be counted.  For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios.  In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA.  If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations.  If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") , located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of NLICA.  Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of NLICA .

The Policies were sold on a continuous basis until December 31, 2008 by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009 no new policies will be sold, but agents may continue to accept additional premium on existing Policies.   Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions paid by NLICA on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.

NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. during 2008, 2007, or 2006.  NSLLC received $11,699,242, $16,493,648, and $16,865,494 during 2008 , 2007 and 2006 , respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates.   However, NSLLC did not retain any of the compensation it received as principal underwriter during the past 3 fiscal years.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.

The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Sub account options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2008 , the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.55% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.  We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

STATE VARIATIONS

Any state variations in the Policy are covered in a special Policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  An Owner's actual Policy and any endorsements or riders are the controlling documents.  To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.

LEGAL PROCEEDINGS

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC is not engaged in any such litigation of any material nature.

FINANCIAL STATEMENTS

NLICA's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  NLICA's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

DEFINITIONS
Additional Surrender Charge
The separately determined deferred administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount.  A pro rata Additional Surrender Charge will be deducted for a reduction in Face Amount within 10 years of the effective date of a Face Amount increase.  The maximum Additional Surrender Charge will be shown in the Policy schedule pages reflecting the Face Amount increase.

Application	The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Beneficiary
The person(s) or entity(ies) designated to receive all or some of the Insurance Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLICA.  If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Cash Surrender Value	The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge.
Death Benefit
Under Option A, the greater of the Face Amount or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account Value on the date of death, or a percentage of the Policy Account Value on the date of death.

Duration
The number of full years the insurance has been in force – for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

Evidence of Insurability
The medical records or other documentation that NLICA may require to satisfy the Policy's underwriting standards.  NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings.  NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a Policy than for an increase in Face Amount.

Face Amount	The Initial Face Amount plus any increases in Face Amount and minus any decreases in Face Amount.
Final Policy Date
The Policy Anniversary nearest the Insured's Attained Age 100 at which time the Policy Account Value, if any, (less any outstanding Policy loan and accrued interest) will be paid to the Owner if the Insured is living.  The Policy will end on the Final Policy Date.

Grace Period	The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the Policy in force.
Initial Face Amount	The Face Amount of the Policy on the Issue Date. The Face Amount may be increased or decreased after issue.

Insurance Proceeds	The net amount to be paid to the Beneficiary when the Insured dies.
Insured	The person upon whose life the Policy is issued.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Account	The account to which the collateral for the amount of any Policy loan is transferred from the Sub accounts and/or the Guaranteed Account.
Minimum Annual Premium	The annual amount that is used to determine the Minimum Guarantee Premium. This amount is stated in each Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000 for all Premium Classes except preferred. For the preferred Premium Class, the Minimum Face Amount is $100,000.
Minimum Guarantee Premium	The Minimum Annual Premium multiplied by the number of months since the Policy Date (including the current month) divided by 12.
Minimum Initial Premium	Equal to the Minimum Annual Premium multiplied by the following factor for the specified premium mode at issue: Annual – 1.0; Semi-annual – 0.5; Quarterly – 0.25; Monthly – 0.167.
Monthly Deductions
The amount deducted from the Policy Account Value on each Policy Processing Day.  It includes the monthly administrative charge, the initial administrative charge, the monthly cost of insurance charge, and the monthly cost of any benefits provided by riders.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Policy Account Value.
Net Cash Surrender Value	The Cash Surrender Value minus any outstanding Policy loans and accrued interest.
Net Premiums	The remainder of a premium after the deduction of the Premium Expense Charge.
Owner	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Planned Periodic Premium
The premium amount that the Owner plans to pay at the frequency selected.  The Owner is entitled to receive a reminder notice and change the amount of the Planned Periodic Premium.  The Owner is not required to pay the Planned Periodic Premium.

Policy Account Value	The sum of the Policy's values in the Separate Account, the Guaranteed Account, and the Loan Account.
Policy Anniversary	The same day and month as the Policy Date in each later year.
Policy Date
The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.

Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are: non-smoker, smoker, and preferred. There also are classes with extra ratings.
Premium Expense Charge	The amount deducted from a premium payment, which consists of the Premium Tax Charge and the Percent of Premium Sales Charge.
SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  Owners may obtain a copy of the SAI by writing or calling NLICA at the Service Center.

Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center	The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.
Surrender Charge
The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 10 Policy Years.  A pro rata Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years.  The maximum Surrender Charge is shown in the Policy.  The Surrender Charge is determined separately from the Additional Surrender Charge.

Target Premium	An amount of premium payments, computed separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.
Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Sub account's portfolio of securities to materially affect the value of that Sub account.  As of the date of this prospectus, NLICA is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series – Federated Clover Value Fund II: Primary Shares (formerly, Federated American Leaders Fund II: Primary Shares)
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Effective May 1, 2007 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton Global Income Securities Fund: Class 3)
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other
Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other
Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment Management Inc.;
Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger
Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed
Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal;
total return is a secondary goal.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this portfolio is not available to accept transfers or new premium
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
Effective May 1, 2004 this portfolio is not available to accept transfers or new premium
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Funds® Variable Trust - VT Discovery Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds® Variable Trust - VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

To learn more about this policy, the Owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and cash values, and to request other information about the policy please call our Service Center at 1-800-688-5177 or write us at our Service Center at Nationwide Life Insurance Company of America, 300 Continental Drive, Newark, Delaware, 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549-8090.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 0 4460
Securities Act of 1933 Registration File No. 033-42133

sai.htm

Options Plus

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

Main Administrative Office:
1000 Chesterbrook Boulevard
Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2009 and the prospectuses for the Funds.  The Owner may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling NLICA at the address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2009 .

Additional Policy Information	1	Accelerated Death Benefit Rider
The Policy		Other Riders
Temporary Insurance Coverage		Illustrations	8
Right to Contest		Performance Data	9
Misstatement of Age or Sex		Rating Agencies
Suicide Exclusion		Money Market Yields
Assignments		Historical Performance of the Sub accounts
Beneficiary		Standard & Poor's	9
Change of Owner or Beneficiary		Additional Information	9
Premium Classes		Potential Conflicts of Interest
Loan Interest		Policies Issued in Conjunction with Employee Benefit Plans
Effect of Policy Loans		Legal Developments Regarding Unisex Actuarial Tables
Allocations of Policy Account Value and Subsequent Premium Payments		Safekeeping of Account Assets Policy Reports
Delays in Payments of Policy Benefits		Records
Dollar Cost Averaging		Experts
Automatic Asset Rebalancing		Additional Information about the Company
Charge Discounts for Sales to Certain Policies		Additional Information about the Separate Account
Benefit Payable on Final Policy Date		Other Information
Settlement Options		Financial Statements
Policy Termination
Supplemental Benefits and Riders	5
Long-Term Care Benefit Riders

ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract.  Only statements made in the Applications can be used to void the Policy or deny a claim.  NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  NLICA relies on those statements when it issues or changes a Policy.  Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Temporary Insurance Coverage

At the time the Application for the Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the health questions of the temporary agreement and submitting payment of the Minimum Initial Premium with the Application, but only if the Application is dated the same day as, or earlier than, the temporary insurance agreement.  Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.

The amount of temporary insurance coverage under the agreement is the lesser of the Face Amount applied for or $500,000.  Temporary coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date that NLICA mails a notice of termination coverage.

Right to Contest

NLICA has the right to contest the validity of a Policy based on material misstatements made in the Application for the Policy or a change.  However, NLICA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years from the Policy Issue Date.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex.  No adjustment will be made to the Policy Account Value.

Suicide Exclusion

In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which NLICA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

Assignments

The Owner may assign any and all rights under the Policy.  No assignment binds NLICA unless in writing and received by NLICA at its Service Center.  NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest.  All assignments will be subject to any Policy loan.  The interest of any Beneficiary or other person will be subordinate to any assignment.  A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA.  Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA.  If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated.  The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by

1

NLICA.  NLICA will not be responsible for any payment made or action taken before it receives the written request.  A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLICA currently places each Insured into one of three standard Premium Classes – preferred, nonsmoker, and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.  The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000.  Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.  Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, NLICA may notify the Insured about possible classification as a nonsmoker.  If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy.  However, if the Insured does respond to the notification and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

Loan Interest

Interest Rate Charged.  Interest is due at the end of each Policy Year.  If interest is not paid when due, it is added to the loan balance and bears interest at the same rate beginning 23 days after the Policy Anniversary.  Unpaid interest is allocated based on the Owner's written instructions.  If there are no written instructions or the Policy Account Value in the specified Sub accounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value of the Sub accounts under a Policy bear to the total unloaned Policy Account Value.

Allocation of Loan Collateral.  NLICA will deduct the collateral for a Policy loan from the Sub accounts and/or the Guaranteed Account based upon the proportion that the value of the Sub accounts and/or the Guaranteed Account value bear to the total unloaned Policy Account Value, and transfer this amount to the Loan Account.  The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made.  A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.

Effect of Policy Loans

Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy.  The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Sub accounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding.  Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Sub accounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.  The death proceeds will be reduced by the amount of any outstanding Policy loan.

Allocations of Policy Account Value and Subsequent Premium Payments

A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase.  The Policy Account Value is allocated according to the ratio between the guideline annual premium for the Initial Face Amount and the guideline annual premium for the total Face Amount on the effective date of the increase before any deductions are made.  For example, if the guideline annual premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase.  Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value.  In the event there is more than one increase in Face Amount, guideline annual premiums for each increment of Face Amount are used to allocate Policy Account Values and premium payments among the various increments of Face Amounts.

Delays in Payments of Policy Benefits

Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied.  Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at NLICA's Service Center in a form satisfactory to NLICA.

2

Generally, the amount of a payment from the Sub accounts will be determined as of the date of receipt by NLICA of all required documents.  However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders.  As to amounts allocated to the Guaranteed Account, NLICA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after NLICA receives a payment request at its Service Center.  NLICA will pay interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment.  NLICA also may be required to provide additional information about an Owner's account to government regulators.  In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which proceeds will be paid.  During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a settlement option.  These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date.  If no election is made, payment will be made in a lump sum.  The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a settlement option.  If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Dollar Cost Averaging

If the Owner elects the Dollar Cost Averaging program, specified dollar amounts will be systematically and automatically transferred, on a monthly basis, from a selected Subaccount to any other Subaccount or the Guaranteed Account.  Transfers may not come from the Guaranteed Account.  Dollar Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months.  To qualify for Dollar Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months – $3,000; 12 months – $6,000; 18 months – $9,000; 24 months – $12,000; 30 months – $15,000; 36 months – $18,000.  At least $500 must be transferred from the Subaccount each month.  The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Sub accounts or from the Guaranteed Account.  Each monthly transfer is split among the Sub accounts or the Guaranteed Account based upon the percentages elected.  Dollar Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a Policy loan is outstanding.

Dollar Cost Averaging may be elected in the Application or by completing an election form and returning it to NLICA by the beginning of the month.  When an election form is received, Dollar Cost Averaging will commence on the first Policy Processing Day after the later of: (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

Once Dollar Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or: (a) a Policy loan is requested; (b) the Policy goes into the Grace Period; or (c) there is insufficient value in the Subaccount to make the transfer.  The Owner may instruct NLICA in writing to cancel Dollar Cost Averaging transfers at any time.

Transfers made under the Dollar Cost Averaging program do not count toward the 12 transfers permitted each Policy Year without imposing the transfer charge.  NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.  Written notice will be sent to the Owner confirming each transfer and when the Dollar Cost Averaging program is terminated.  The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

Automatic Asset Rebalancing

If the Owner elects the Automatic Asset Rebalancing program, periodic transfers of Policy Account Value will be made among the Sub accounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  Election of this feature may be made in the Application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA.  The election may be revoked at any time.

Rebalancing may be done quarterly or annually.  Rebalancing terminates when the total value in the Sub accounts is less than $1,000; a transfer is made; a change is made to the current premium allocation instructions; or NLICA receives a written request to terminate the program.  NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.

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Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, monthly administration charge, monthly cost of insurance charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other costs.  NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLICA reduces or waives charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Benefit Payable on Final Policy Date

If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), NLICA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions.  Insurance coverage under the Policy will then end.  Payment will generally be made within seven days of the Final Policy Date.

Settlement Options

In lieu of a single sum payment on death or surrender, an election may be made to apply the Insurance Proceeds under any one of the fixed-benefit settlement options provided in the Policy.  The options are briefly described below.  Please refer to the Policy for more details.  As part of NLICA's General Account assets, settlement option proceeds may be subject to claims of creditors.  Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings.  Owners should consult a tax adviser as to the tax treatment of payments under settlement options.

Proceeds at Interest Option.  Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option.  Payable in equal installments of the amount elected with NLICA's consent at 12, 6, 3, or 1-month intervals, as elected until Insurance Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option.  Payable in the number of equal monthly installments set forth in the election.  Payments may be increased by additional interest, which would increase the installments certain.  The guaranteed interest rate is 3% per year.

Life Income Option.  Payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Insurance Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income.  Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months, as elected.

NLICA may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

The Policy will terminate on the earliest of: (a) the Final Policy Date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

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SUPPLEMENTAL BENEFITS AND RIDERS

Long-Term Care Benefit Riders

NLICA offers the following three Long-Term Care Benefit Riders:

•	Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

•	Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

•	Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If the Owner elects to add the LTC Acceleration Rider to the Policy, the Owner must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider.  The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The riders have conditions that may affect other rights and benefits that the Owner has under the Policy.  For example, NLICA restricts the ability of the Owner to allocate premiums and Policy Account Value to the Separate Account while benefits are being paid.  In addition, each rider imposes a separate monthly charge that will be deducted from the Policy Account Value as part of the Monthly Deduction.

Owners residing in states that have approved the Long-Term Care Benefit Riders may generally elect to add them to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability and increasing the Face Amount.  The Long-Term Care Benefit Riders are not yet available in all states and the terms under which they are available may vary from state to state.  There is no assurance that the Long-Term Care Benefit Riders will be approved in all states or that they will be approved under the terms described herein.

These riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage.  Each rider contains specific details that the Owner should review before adding the rider to the Policy.  The Owner should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to the Policy.

1.   Long-Term Care Acceleration Benefit Rider

Operation of the Long-Term Care Acceleration Benefit Rider.  The LTC Acceleration Rider provides for periodic payments to the Owner of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

(1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or

(2) requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until NLICA receives proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period").  The Owner must continue to submit periodic evidence of the Insured's continued eligibility for rider benefits.

NLICA determines a maximum amount of Death Benefit that NLICA will pay for each month of qualification.  This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the Policy schedule.  The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month.  Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit.  Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining Death Benefit under the Policy, and causes a proportionate reduction in the Face Amount, Policy Account Value, and Surrender Charge.  If the Owner has a Policy loan, NLICA will use a portion of each benefit to repay indebtedness.  NLICA will recalculate the Maximum Monthly Benefit if the Owner makes a partial withdrawal of Policy Account Value, and for other events described in the rider.

Restrictions on Other Rights and Benefits.  Before NLICA begins paying any benefits, NLICA will transfer all Policy Account Value from the Separate Account to the Guaranteed Account.  In addition, the Owner will not be permitted to transfer Policy Account Value or allocate any additional premiums to the Separate Account while rider benefits are being paid.  The Owner's participation in any of the automatic investment plans (such as Dollar Cost Averaging) will also be suspended during this period.  If the Death Benefit on the Policy is Option B, NLICA will change it to Option A.

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If the Insured no longer qualifies for rider benefits, is not chronically ill, and the Policy remains in force, the Owner will be permitted to allocate new premiums or transfer existing Policy Account Value to the Separate Account, and to change the Death Benefit option.  NLICA will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider.  The LTC Acceleration Rider imposes a monthly charge on the Net Amount at Risk under the Policy.  This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages.  NLICA may increase the rates for this charge on a class basis.  Once NLICA begins to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider.  The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or the Owner requests to terminate the rider.

2.    Long-Term Care Waiver Benefit Rider

Operation of the Long-Term Care Waiver Benefit Rider.  After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date.  This rider also provides a residual Death Benefit.  The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider.  The LTC Waiver Rider imposes a monthly charge on the Net Amount at Risk under the Policy.  This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages.

Termination of the Rider.  The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

3.   Long-Term Care Extended Insurance Benefit Rider

Operation of the Long-Term Care Extended Insurance Benefit Rider.  Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider.  There is no new elimination period under this rider if benefits are continuous.  The Owner must continue to submit periodic evidence of the Insured's eligibility for rider benefits.

NLICA determines a maximum amount of benefit that NLICA will pay for each month of qualification.  This amount, called the "Maximum Monthly Benefit," is the rider coverage amount divided by the minimum months of acceleration benefits shown on the Policy schedule.  The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month.  Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit.  The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider.  The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider.  This charge is level for the duration of the rider and based on the Issue Age of the Insured when the rider is issued.  If the Owner increases the rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase.  NLICA may increase the rates for this charge on a class basis.  Once NLICA begins to pay benefits under the LTC Acceleration Rider, NLICA waives this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider.  The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or the Owner requests to terminate the rider.

Accelerated Death Benefit Rider

Owners residing in states that have approved the Accelerated Death Benefit rider (the "ADB Rider") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability.  The ADB Rider is not yet available in all states and the terms under which it is available may vary from state to state.  There is no assurance that the ADB Rider will be approved in all states or that it will be approved under the terms described herein.

The ADB Rider permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months.  For Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability), the ADB rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

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There is no charge for adding the ADB Rider to a Policy.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the ADB Rider.  The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain.  Accordingly, Owners should consult a tax adviser before adding the ADB Rider to a Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit.  The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding Policy loans and accrued interest.  The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000.  This $250,000 maximum may be increased, as provided in the ADB Rider, to reflect inflation.  The term eligible Death Benefit under the ADB Rider means:

The Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

1.	any dividend accumulations;

2.	any dividends due and not paid;

3.	any dividend payable at death if the Insured died at such time;

4.	any premium refund payable at death if the Insured died at such time; and

5.	any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and Policy loan interest.  There are no restrictions on the Owner's use of the benefit.  An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments.  If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit.  In order to receive an accelerated death benefit payment, a Policy must be in force other than as extended term insurance and an Owner must submit due proof of eligibility and a completed claim form to NLICA at its Service Center.  Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to NLICA, from a treating physician stating that the Insured has a terminal illness or, if applicable, is expected to be permanently confined to a nursing care facility.

NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit.  NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the ADB Rider.  The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit.  This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance.  Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds at death.

Effect on Existing Policy.  The Insurance Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon.  In addition, if the Owner makes a request for a surrender, a Policy loan or a withdrawal, the Policy's Net Cash Surrender Value and loan value will be reduced by the amount of any outstanding death benefit lien plus accrued interest.  Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the loan value being reduced to zero.

Premiums and Policy loan interest must be paid when due.  However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.

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Other Riders

In addition to the ADB Rider and Long-Term Care Benefit Riders, the following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction.

Disability Waiver Benefit.  A Disability Waiver Benefit Rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, NLICA will apply a premium payment to the Policy on each Policy Processing Day during the first two Policy Years (the amount of the payment will be based on the Minimum Annual Premium).  NLICA will also waive all Monthly Deductions after the commencement of and during the continuance of such total disability after the first two Policy Years.

Disability Waiver of Premium Benefit.  A Policy may include the Disability Waiver of Premium Benefit Rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, NLICA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

At the time of application, the Owner selects a monthly benefit amount.  This amount is generally intended to reflect the amount of the premiums expected to be paid monthly.  In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date.  An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

This supplementary benefit must be selected at the time of application and cannot be added after issue.  However, for Policies issued prior to the date the Disability Waiver of Premium Benefit Rider is approved in a particular state, the rider can be added as a supplementary benefit to the Policy within 6 months after state approval.  NLICA reserves the right to require Evidence of Insurability to add this rider to an existing Policy.

Change of Insured.  A Change of Insured Rider permits the Owner to change the Insured, subject to certain conditions and Evidence of Insurability.  The Monthly Deduction for the cost of insurance is adjusted to that for the new Insured as of the effective date of the change.  A change of Insured is a taxable event.

Children's Term Rider.  A Children's Term Insurance Rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday.  When the term insurance expires on the life of an insured child, it may be converted without Evidence of Insurability to a whole life policy providing a level face amount of insurance and a level premium.  The new policy may be up to five times the amount of the term insurance.  The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child.  Each insured child under a rider will have the same amount of insurance.  This rider must be selected at the time of application for the Policy or an increase in Face Amount.

Other Insured Convertible Term Life Insurance.  An Other Insured Convertible Term Life Insurance Rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest.  This rider will terminate at the earlier of Attained Age 100 (80 in New York) of the other Insured or at the termination or maturity of the Policy.  If the Policy is extended by the Final Policy Date Extension Rider, the Convertible Term Life Insurance Rider will terminate on the original maturity date.

Final Policy Date Extension.  A Final Policy Date Extension Rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date.  It may only be added on or after the anniversary nearest the Insured's 90th birthday.  There is no charge for adding this rider.  The Death Benefit after the original Final Policy Date will be the Policy Account Value.  All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

The tax consequences of: (1) adding a Final Policy Date Extension Rider to the Policy; and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain.  Prospective Owners and Owners considering the addition of a Final Policy Date Extension Rider to a Policy should consult their own legal or other advisors as to such consequences.

ILLUSTRATIONS

Before you purchases the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.  NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

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PERFORMANCE DATA

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Sub accounts

We will advertise historical performance of the Sub accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLICA and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLICA, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLICA, Nationwide  Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLICA, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding."  They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding."  As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policy Account Values are allocated to the Sub accounts and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios.

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Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code.  As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.  There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code.  For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB.  Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class.  Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies.  There is no provision for misstatement of sex in the EBS Policies.  Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex.  In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.  Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date.  In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances.  The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables that distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

Safekeeping of Account Assets

NLICA holds the Separate Account's assets physically segregated and apart from the General Account.  NLICA maintains records of all purchases and sale of Portfolio shares by each of the Sub accounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account value, the Loan Account value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value.  At the present time, NLICA plans to send these Policy statements on a quarterly basis.  In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking of a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).  An Owner may request that a similar report be prepared at other times.  NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

An Owner will be sent semi-annual reports containing the financial statements of each Portfolio in which he or she is invested.

Records

NLICA will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.

Experts

The consolidated financial statements and schedules of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2008 and 2007 , and for each of the years in the three-year period ended December 31, 2008 , and the financial statements of Nationwide Provident VLI Separate Account 1 as of December 31, 2008 and for the years ended December 31, 2008 and 2007 and the financial highlights for each of the years in the five year period ended December 31, 2008 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

10

Additional Information About the Company

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865.  NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business.  NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization.  Nationwide Financial is a wholly owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it conducts business.  NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

11

Unassociated Document

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statements of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2008 and 2007 and the financial highlights for each of the years in the five year period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2008 and 2007 and the financial highlights for each of the years in the five year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, PA
April 13, 2009

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2008

	Shares	Cost	Fair Value

Nationwide Variable Insurance Trust:
NVIT Nationwide Fund Class IV	12,622,072	$149,555,055	$82,295,910
NVIT Money Market Fund Class IV	62,713,362	$62,713,362	$62,713,362
NVIT Government Bond Fund Class IV	2,103,240	$24,433,265	$25,238,879
JP Morgan NVIT Balanced Fund Class IV	3,788,996	$37,739,793	$26,522,975
NVIT Mid Cap Growth Fund Class IV	2,062,648	$42,434,984	$36,220,092
NVIT Multi-Manager International Value Fund Class IV	2,597,073	$32,761,208	$20,049,403
NVIT Growth Fund Class IV	1,760,766	$17,907,360	$15,582,776
Van Kampen NVIT Comstock Value Fund Class IV	2,237,852	$23,679,510	$15,642,583
NVIT Multi-Manager Small Company Fund Class IV	1,489,306	$31,207,608	$16,024,936
NVIT Multi-Manager Small Cap Value Fund Class IV	2,601,449	$29,138,219	$17,195,578
NVIT S&P 500 Index Fund Class IV	18,000,293	$152,173,608	$113,041,838
NVIT Government Bond Fund Class I	58,928	$681,774	$707,730
NVIT Investor Destinations Aggressive Fund Class II	564,661	$6,712,916	$3,890,511
NVIT Investor Destinations Conservative Fund Class II	103,180	$930,747	$956,476
NVIT Investor Destinations Moderate Fund Class II	1,666,692	$18,781,412	$14,100,218
NVIT Investor Destinations Moderately Aggressive Fund Class II	2,494,009	$29,869,385	$19,852,313
NVIT Investor Destinations Moderately Conservative Fund Class II	218,667	$2,424,469	$1,935,199
NVIT Core Plus Bond Fund Class I	4,382	$42,719	$42,858
Neuberger Berman NVIT Socially Responsible Fund Class II	1,310	$9,723	$8,436
Gartmore NVIT Emerging Markets Fund Class I	131,166	$2,333,548	$924,719
NVIT Mid Cap Index Fund Class I	229,373	$3,991,762	$2,580,449
Federated NVIT High Income Bond Fund Class I	66,379	$499,230	$331,230
NVIT Global Financial Services Fund Class I	24,982	$325,855	$143,147
NVIT Health Sciences Fund Class I	46,163	$503,756	$372,997
NVIT Technology and Communications Fund Class I	66,657	$303,768	$148,645
Gartmore NVIT Global Utilities Fund Class I	52,844	$667,193	$411,127
NVIT Multi-Manager Small Cap Growth Fund Class I	126,094	$2,075,340	$1,216,806
NVIT U.S. Growth Leaders Fund Class I	216,377	$2,194,649	$1,289,605
NVIT Multi Sector Bond Fund Class I	176,954	$1,685,531	$1,295,305
NVIT Multi-Manager International Value Fund Class III	1,949,164	$29,446,777	$15,008,562
Gartmore NVIT Emerging Markets Fund Class III	398,464	$6,363,866	$2,801,202
NVIT Global Financial Services Fund Class III	47,354	$518,871	$271,337
NVIT Health Sciences Fund Class III	61,685	$651,412	$499,652
NVIT Technology and Communications Fund Class III	136,968	$579,035	$308,177
Gartmore NVIT Global Utilities Fund Class III	157,421	$1,960,041	$1,229,455
Federated NVIT High Income Bond Fund Class III	143,356	$1,080,216	$713,912
Gartmore NVIT International Equity Fund Class VI	5,870	$53,541	$36,688
NVIT Core Bond Fund Class I	19,302	$189,651	$187,033
NVIT Short Term Bond Fund Class II	2,736	$27,084	$26,729
Van Kampen NVIT Real Estate Fund Class I	2,307	$18,970	$13,170
American Funds NVIT Asset Allocation Fund Class II	12,326	$211,304	$160,356
American Funds NVIT Bond Fund Class II	29,804	$338,163	$284,027
American Funds NVIT Global Growth Fund Class II	31,465	$734,778	$470,089
American Funds NVIT Growth Fund Class II	15,875	$985,341	$586,563
American Funds NVIT Growth-Income Fund Class II	3,406	$136,243	$89,406
NVIT Cardinal Aggressive Fund I	32,308	$253,290	$212,267
NVIT Cardinal Balanced Fund I	140	$1,106	$1,140
NVIT Cardinal Capital Appreciation Fund I	3,172	$30,061	$23,569
NVIT Cardinal Conservative Fund I	1,195	$10,831	$10,896
NVIT Cardinal Moderate Fund I	10,332	$80,518	$80,383
NVIT Cardinal Moderately Aggressive Fund I	3,264	$30,583	$23,112
NVIT Cardinal Moderately Conservative Fund I	612	$6,102	$5,188

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2008 — continued

	Shares	Cost	Fair Value

NVIT Multi-Manager International Growth Fund Class III	384	$2,365	$2,463
NVIT Multi-Manager Large Cap Growth Fund Class I	34	$217	$229
NVIT Multi-Manager Large Cap Value Fund Class I	4,845	$37,699	$32,071
NVIT Multi-Manager Mid Cap Growth Fund Class I	33	$208	$221
NVIT Multi-Manager Mid Cap Value Fund Class II	168	$1,192	$1,191

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	6,039,547	$136,847,084	$79,601,232
Fidelity VIP Growth Portfolio: Initial Class	4,170,260	$148,155,460	$98,126,223
Fidelity VIP High Income Portfolio: Initial Class	2,262,352	$13,612,171	$8,958,912
Fidelity VIP Overseas Portfolio: Initial Class	1,465,570	$22,973,830	$17,835,985
Fidelity VIP Overseas Portfolio: Initial Class R	1,514,591	$29,459,650	$18,387,137
Fidelity VIP Equity-Income Portfolio: Service Class	186,532	$4,374,733	$2,451,036
Fidelity VIP Growth Portfolio: Service Class	66,025	$2,304,270	$1,549,616
Fidelity VIP Overseas Portfolio: Service Class	7,303	$137,347	$88,514
Fidelity VIP Overseas Portfolio: Service Class R	124,071	$2,518,643	$1,501,257
Fidelity VIP High Income Portfolio: Initial Class R	631,590	$3,544,661	$2,494,782

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	2,856,594	$39,869,379	$29,451,488
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	2,974,385	$37,562,357	$35,216,723
Fidelity VIP II Contrafund Portfolio: Initial Class	5,408,279	$135,699,055	$83,233,410
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	96,440	$1,192,113	$1,133,174

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	521,447	$16,232,069	$9,558,131
Fidelity VIP III Value Strategies Portfolio: Service Class	248,155	$2,887,799	$1,220,920

Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	89,359	$2,090,547	$1,018,687
Fidelity VIP IV Freedom Fund 2010 Portfolio: Service Class	37,977	$436,646	$312,550
Fidelity VIP IV Freedom Fund 2020 Portfolio: Service Class	94,489	$1,084,014	$727,565
Fidelity VIP IV Freedom Fund 2030 Portfolio: Service Class	105,482	$1,259,769	$751,032

Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	998,451	$12,803,607	$10,693,406

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	2,121,078	$30,351,330	$15,080,866
Neuberger Berman AMT Fasciano Portfolio — S Class	72,149	$977,955	$602,446
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	65,174	$1,618,312	$1,051,912
Neuberger Berman AMT Socially Responsive Portfolio — I Class	72,370	$1,098,601	$679,550
Neuberger Berman AMT International Portfolio — S Class	52,470	$731,368	$382,503
Neuberger Berman AMT Regency Portfolio — S Class	16,559	$275,887	$152,676

Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class	380,688	$4,478,851	$4,385,521
Van Eck Worldwide Hard Assets Fund: Initial Class	267,226	$7,666,484	$5,010,496
Van Eck Worldwide Emerging Markets Fund: Initial Class	1,629,380	$25,709,920	$9,580,754
Van Eck Worldwide Real Estate Portfolio: Initial Class	275,091	$4,205,972	$1,705,563
Van Eck Worldwide Bond Fund: Class R	429,897	$4,961,746	$4,952,409
Van Eck Worldwide Hard Assets Fund: Class R	336,506	$10,766,622	$6,306,119
Van Eck Worldwide Emerging Markets Fund: Class R	1,244,397	$19,756,314	$7,304,612
Van Eck Worldwide Real Estate Portfolio: Class R	465,556	$7,023,191	$2,867,824

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2008 — continued

	Shares	Cost	Fair Value

The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	1,101,759	$18,577,740	$19,368,930

Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	548,544	$7,370,887	$6,138,212
Wells Fargo VT Opportunity Fund — Investor Class	448,498	$8,480,587	$4,556,744

Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares	83,402	$3,238,609	$2,408,659
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares	5,306	$198,062	$100,865

Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares	424,094	$6,924,728	$4,393,618

Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares	268,540	$8,856,061	$6,171,041

American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	78,658	$695,313	$467,231
American Century VP Ultra Fund: Class I	224,836	$2,222,150	$1,362,504
American Century VP Value Fund: Class I	1,129,976	$8,425,933	$5,288,287
American Century VP Income and Growth Fund: Class I	212,969	$1,630,159	$1,026,509
American Century VP International Fund: Class III	234,431	$2,175,184	$1,392,518
American Century VP Mid Cap Value Fund: Class I	54,896	$711,532	$536,882
American Century VP Vista Fund: Class I	33,824	$648,925	$364,283

American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	236,933	$2,469,498	$2,345,636

Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares	106,586	$3,981,265	$2,421,640
Janus Aspen Series — International Growth Portfolio: Service Shares	62,868	$3,290,835	$1,635,205
Janus Aspen Series — Global Technology Portfolio: Service Shares	34,626	$150,495	$100,416
Janus Aspen Series — Balanced Portfolio: Service Shares	58,975	$1,722,285	$1,400,663
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares	19,514	$247,288	$154,550
Janus Aspen Series — International Growth Portfolio: Service II Shares	164,082	$8,752,460	$4,290,746
Janus Aspen Series — Global Technology Portfolio: Service II Shares	129,464	$629,672	$383,213

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	122,675	$4,693,879	$3,149,079
Oppenheimer Global Securities Fund/VA: Non-Service Shares	80,523	$2,485,547	$1,627,364
Oppenheimer Main Street Fund/VA: Non-Service Shares	144,552	$3,190,895	$2,104,670
Oppenheimer High Income Fund/VA: Non-Service Shares	82,653	$621,481	$130,592
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares	129,531	$2,293,886	$1,379,509
Oppenheimer Global Securities Fund/VA: Class 3	318,080	$10,337,129	$6,469,742
Oppenheimer High Income Fund/VA: Class 3	103,705	$464,721	$162,816

AIM Variable Insurance Funds, Inc.:
AIM V.I. Basic Value Fund: Series I Shares	345,108	$3,106,585	$1,414,944
AIM V.I. Capital Appreciation Fund: Series I Shares	13,430	$340,106	$226,827
AIM V.I. Capital Development Fund: Series I Shares	119,063	$1,815,503	$944,172

Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	229,103	$2,516,966	$2,291,033
Federated American Leaders Fund II: Primary Shares	6,562	$102,359	$53,416
Federated Capital Appreciation Fund II: Primary Shares	12,507	$82,773	$63,786

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2008 — continued

	Shares	Cost	Fair Value

Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1	480,753	$8,149,797	$5,158,477
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1	470,996	$9,043,046	$6,575,110
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1	102,015	$1,634,566	$1,117,066
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	218,630	$2,841,620	$1,316,153
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	93,965	$1,568,117	$1,605,869
Franklin Founding Funds Allocation Fund — Class 2	63	$506	$351

AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein VPS Growth and Income Portfolio: Class A	156,421	$3,719,151	$2,049,116
AllianceBernstein VPS Small/Mid Cap Value Portfolio: Class A	217,521	$3,699,374	$2,157,811

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class	71,431	$708,905	$507,162
MFS Value Series: Initial Class	262,155	$3,657,254	$2,558,629

Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB	17,308	$389,171	$198,519
Putnam VT International Equity Fund: Class IB	19,152	$315,436	$170,265
Putnam VT Voyager Fund: Class IB	15,402	$429,504	$307,741

Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	123,328	$2,232,991	$1,489,798
Vanguard Total Bond Market Index Portfolio	98,661	$1,107,964	$1,146,439
Vanguard High Yield Bond Portfolio	123,585	$979,185	$730,389
Vanguard Mid Cap Index Portfolio	229,211	$3,797,413	$2,113,322

Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	132,026	$1,487,469	$1,308,376
Van Kampen Emerging Markets Debt Portfolio: Class I	56,440	$463,701	$365,164
Van Kampen U.S. Real Estate Portfolio: Class I	343,426	$6,524,697	$2,819,531

T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	154,922	$1,645,540	$1,037,979
T Rowe Price Equity Income Portfolio — Class II	106,269	$2,483,223	$1,520,707
T Rowe Price Limited Term Bond Portfolio — Class II	236,075	$1,170,430	$1,140,244

Total Investments			$1,091,910,742
Accounts Receivable			—

Total Assets			$1,091,910,742
Accounts Payable			152,894

Net Assets (See Note 7)			$1,091,757,848

Policyholders’ Equity			$1,091,458,998
Attributable to Nationwide Life Insurance Company of America			298,851

			$1,091,757,848

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008

										NVIT
										Multi-	NVIT			NVIT	NVIT
			NVIT		JP Morgan		NVIT Multi-		Van Kampen	Manager	Multi-			Investor	Investor
		NVIT	Money	NVIT	NVIT	NVIT Mid	Manager	NVIT	NVIT	Small	Manager	NVIT S&P	NVIT	Destinations	Destinations
		Nationwide	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Small Cap	500 Index	Government	Aggressive	Conservative
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value Fund	Fund	Value Fund	Fund	Bond Fund	Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II	Class II

Investment Income
Dividends	$27,972,706	$1,741,584	$1,305,746	$1,097,510	$912,998	—	$575,987	$56,906	$456,625	$192,465	$263,413	$3,017,869	$32,777	$111,248	$29,631
Expenses
Mortality and expense risks	10,322,698	724,057	416,637	167,038	207,731	$361,399	212,274	147,946	153,743	162,186	166,769	1,066,168	5,734	37,313	6,166
Investment Expense	15,018	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	10,337,716	724,057	416,637	167,038	207,731	361,399	212,274	147,946	153,743	162,186	166,769	1,066,168	5,734	37,313	6,166

Net investment income (loss)	17,634,990	1,017,527	889,109	930,472	705,267	(361,399)	363,713	(91,040)	302,882	30,279	96,644	1,951,701	27,043	73,935	23,465

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	102,151,995	19,844,483	—	—	3,831,314	—	4,758,678	—	318,857	4,939,782	—	—	—	942,417	15,572
Net realized (loss) gain from redemption of investment shares	(26,982,248)	(3,079,118)	—	(218,199)	(702,560)	1,558,939	399,632	715,758	309,107	(3,349,131)	(373,335)	(3,679,098)	2,733	(211,389)	(102,642)

Net realized (loss) gain on investments	75,169,747	16,765,365	—	(218,199)	3,128,754	1,558,939	5,158,310	715,758	627,964	1,590,651	(373,335)	(3,679,098)	2,733	731,028	(87,070)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	249,922,044	11,742,571	—	(260,325)	2,452,204	27,302,500	11,688,605	8,724,632	2,784,984	(2,777,254)	(3,317,303)	30,118,521	6,656	312,319	(5,980)
End of year	(545,784,788)	(67,259,145)	—	805,614	(11,216,817)	(6,214,892)	(12,711,805)	(2,324,584)	(8,036,927)	(15,182,672)	(11,942,640)	(39,131,770)	25,955	(2,822,405)	25,729

Net unrealized appreciation (depreciation) during the year	(795,706,832)	(79,001,716)	—	1,065,939	(13,669,021)	(33,517,392)	(24,400,410)	(11,049,216)	(10,821,911)	(12,405,418)	(8,625,337)	(69,250,291)	19,299	(3,134,724)	31,709

Net realized and unrealized gain (loss) on investments	(720,537,085)	(62,236,351)	—	847,740	(10,540,267)	(31,958,453)	(19,242,100)	(10,333,458)	(10,193,947)	(10,814,767)	(8,998,672)	(72,929,389)	22,032	(2,403,696)	(55,361)

Net increase (decrease) in net assets resulting from operations	$(702,902,095)	$(61,218,824)	$889,109	$1,778,212	$(9,835,000)	$(32,319,852)	$(18,878,387)	$(10,424,498)	$(9,891,065)	$(10,784,488)	$(8,902,028)	$(70,977,688)	$49,075	$(2,329,761)	$(31,896)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — Continued

		NVIT	NVIT		Neuberger								NVIT
	NVIT	Investor	Investor	NVIT	Berman	Gartmore		Federated	NVIT			Gartmore	Multi-
	Investor	Destinations	Destinations	Core	NVIT	NVIT		NVIT	Global	NVIT	NVIT	NVIT	Manager	NVIT U.S.
	Destinations	Moderately	Moderately	Plus	Socially	Emerging	NVIT Mid	High	Financial	Health	Technology and	Global	Small Cap	Growth
	Moderate	Aggressive	Conservative	Bond	Responsible	Markets	Cap Index	Income	Services	Sciences	Communications	Utilities	Growth	Leaders
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class I	Class II	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$445,951	$630,351	$65,607	$712	$25	$21,522	$46,114	$47,275	$4,216	$1,324	—	$18,959	—	—
Expenses
Mortality and expense risks	113,173	180,977	14,780	122	16	12,253	25,850	3,630	1,495	3,047	$1,616	3,852	$11,296	$13,383
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	113,173	180,977	14,780	122	16	12,253	25,850	3,630	1,495	3,047	1,616	3,852	11,296	13,383

Net investment income (loss)	332,778	449,374	50,827	590	9	9,269	20,264	43,645	2,721	(1,723)	(1,616)	15,107	(11,296)	(13,383)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	1,347,548	2,645,159	107,328	—	—	384,738	237,042	—	—	34,949	34,108	7,566	—	389,672
Net realized (loss) gain from redemption of investment shares	(19,000)	(161,880)	(3,437)	(68)	(176)	234,260	4,325	(62,149)	(17,932)	(2,128)	(7,468)	(66,024)	(51,617)	(101,691)

Net realized (loss) gain on investments	1,328,548	2,483,279	103,891	(68)	(176)	618,998	241,367	(62,149)	(17,932)	32,821	26,640	(58,458)	(51,617)	287,981

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,014,001	2,220,204	14,331	—	—	715,874	379,839	(27,788)	(66,088)	38,355	41,451	(39,372)	78,768	330,178
End of year	(4,681,194)	(10,017,072)	(489,270)	139	(1,286)	(1,408,829)	(1,411,313)	(167,999)	(182,708)	(130,759)	(155,123)	(256,066)	(858,535)	(905,043)

Net unrealized appreciation (depreciation) during the year	(5,695,195)	(12,237,276)	(503,601)	139	(1,286)	(2,124,703)	(1,791,152)	(140,211)	(116,620)	(169,114)	(196,574)	(216,694)	(937,303)	(1,235,221)

Net realized and unrealized gain (loss) on investments	(4,366,647)	(9,753,997)	(399,710)	71	(1,462)	(1,505,705)	(1,549,785)	(202,360)	(134,552)	(136,293)	(169,934)	(275,152)	(988,920)	(947,240)

Net increase (decrease) in net assets resulting from operations	$(4,033,869)	$(9,304,623)	$(348,883)	$661	$(1,453)	$(1,496,436)	$(1,529,521)	$(158,715)	$(131,831)	$(138,016)	$(171,550)	$(260,045)	$(1,000,216)	$(960,623)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

								Federated				Van	American		American		American
	NVIT	NVIT	Gartmore	NVIT			Gartmore	NVIT			NVIT	Kampen	Funds	American	Funds	American	Funds
	Multi	Multi-	NVIT	Global	NVIT	NVIT	NVIT	High	Gartmore	NVIT	Short	NVIT	NVIT	Funds	NVIT	Funds	NVIT
	Sector	Manager	Emerging	Financial	Health	Technology and	Global	Income	NVIT	Core	Term	Real	Asset	NVIT	Global	NVIT	Growth-
	Bond	International	Markets	Services	Sciences	Communications	Utilities	Bond	International	Bond	Bond	Estate	Allocation	Bond	Growth	Growth	Income
	Fund	Value Fund	Fund	Fund	Fund	Fund	Fund	Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class VI	Class I	Class II	Class I	Class II	Class II	Class II	Class II	Class II

Investment Income
Dividends	$117,879	$403,010	$60,224	$7,493	$1,603	—	$56,514	$86,050	$405	$3,502	$303	$427	$4,915	$16,584	$16,916	$15,790	$2,706
Expenses
Mortality and expense risks	11,316	151,846	35,603	2,426	3,855	$3,358	12,205	7,003	82	450	53	51	978	2,229	4,299	4,518	813
Investment Expense	—	365	467	156	83	7	43	—	—	—	—	—	—	—	—	—	—

Total expenses	11,316	152,211	36,070	2,582	3,938	3,365	12,248	7,003	82	450	53	51	978	2,229	4,299	4,518	813

Net investment income (loss)	106,563	250,799	24,154	4,911	(2,335)	(3,365)	44,266	79,047	323	3,052	250	376	3,937	14,355	12,617	11,272	1,893

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	41,774	3,317,552	1,097,188	—	47,706	67,035	23,076	—	5,517	—	—	—	1,910	221	19,481	44,097	37
Net realized (loss) gain from redemption of investment shares	(87,012)	(645,906)	109,154	(56,493)	(15,996)	(37,304)	(124,975)	(46,645)	(1,461)	(207)	(6)	(495)	(6,034)	(12,477)	(8,300)	(2,276)	(16,612)

Net realized (loss) gain on investments	(45,238)	2,671,646	1,206,342	(56,493)	31,710	29,731	(101,899)	(46,645)	4,056	(207)	(6)	(495)	(4,124)	(12,256)	11,181	41,821	(16,575)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(3,717)	1,585,043	1,616,055	(82,462)	46,307	45,774	(55,899)	(38,121)	—	—	—	—	525	(18,207)	22,583	20,011	(2,310)
End of year	(390,226)	(14,438,215)	(3,562,664)	(247,534)	(151,760)	(270,858)	(730,586)	(366,304)	(16,853)	(2,618)	(355)	(5,800)	(50,948)	(54,136)	(264,689)	(398,778)	(46,837)

Net unrealized appreciation (depreciation) during the year	(386,509)	(16,023,258)	(5,178,719)	(165,072)	(198,067)	(316,632)	(674,687)	(328,183)	(16,853)	(2,618)	(355)	(5,800)	(51,473)	(35,929)	(287,272)	(418,789)	(44,527)

Net realized and unrealized gain (loss) on investments	(431,747)	(13,351,612)	(3,972,377)	(221,565)	(166,357)	(286,901)	(776,586)	(374,828)	(12,797)	(2,825)	(361)	(6,295)	(55,597)	(48,185)	(276,091)	(376,968)	(61,102)

Net increase (decrease) in net assets resulting from operations	$(325,184)	$(13,100,813)	$(3,948,223)	$(216,654)	$(168,692)	$(290,266)	$(732,320)	$(295,781)	$(12,474)	$227	$(111)	$(5,919)	$(51,660)	$(33,830)	$(263,474)	$(365,696)	$(59,209)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

								NVIT	NVIT	NVIT	NVIT	NVIT
			NVIT			NVIT	NVIT	Multi-	Multi-	Multi-	Multi-	Multi-
	NVIT	NVIT	Cardinal	NVIT	NVIT	Cardinal	Cardinal	Manager	Manager	Manager	Manager	Manager
	Cardinal	Cardinal	Capital	Cardinal	Cardinal	Moderately	Moderately	International	Large Cap	Large Cap	Mid Cap	Mid Cap
	Aggressive	Balanced	Appreciation	Conservative	Moderate	Aggressive	Conservative	Growth Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
	Fund I	Fund I	Fund I	Fund I	Fund I	Fund I	Fund I	Class III	Class I	Class I	Class I	Class II

Investment Income
Dividends	$1,524	$8	$323	$94	$508	$346	$84	$3	—	$183	—	$9
Expenses Mortality and expense risks	534	—	57	15	26	72	27	1	—	61	$3	1
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	534	—	57	15	26	72	27	1	—	61	3	1

Net investment income (loss)	990	8	266	79	482	274	57	2	—	122	(3)	8

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	4,592	6	225	17	539	264	15	—	—	—	—	—
Net realized (loss) gain from redemption of investment shares	(2,120)	1	(143)	34	(77)	(283)	(213)	(26)	—	(228)	(590)	(1)

Net realized (loss) gain on investments	2,472	7	82	51	462	(19)	(198)	(26)	—	(228)	(590)	(1)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	—	—	—	—	—	—	—	—	—	—	—	—
End of year	(41,023)	34	(6,492)	66	(135)	(7,471)	(915)	97	12	(5,628)	12	(1)

Net unrealized appreciation (depreciation) during the year	(41,023)	34	(6,492)	66	(135)	(7,471)	(915)	97	12	(5,628)	12	(1)

Net realized and unrealized gain (loss) on investments	(38,551)	41	(6,410)	117	327	(7,490)	(1,113)	71	12	(5,856)	(578)	(2)

Net increase (decrease) in net assets resulting from operations	$(37,561)	$49	$(6,144)	$196	$809	$(7,216)	$(1,056)	$73	$12	$(5,734)	$(581)	$6

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

	Fidelity		Fidelity			Fidelity						Fidelity		Fidelity
	VIP	Fidelity	VIP	Fidelity	Fidelity	VIP	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	VIP	Fidelity	VIP II
	Equity-	VIP	High	VIP	VIP	Equity-	VIP	VIP	VIP	VIP	VIP	II Investment	VIP II	Investment
	Income	Growth	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas	High Income	II Asset	Grade Bond	Contrafund	Grade Bond
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Manager	Portfolio:	Portfolio:	Portfolio:
	Initial	Initial	Initial	Initial	Initial	Service	Service	Service	Service	Initial	Portfolio:	Initial	Initial	Service
	Class	Class	Class	Class	Class R	Class	Class	Class	Class R	Class R	Initial Class	Class	Class	Class

Investment Income
Dividends	$2,930,790	$1,249,417	$1,015,264	$696,266	$712,484	$85,117	$16,834	$3,388	$55,840	$284,717	$1,030,643	$1,853,408	$1,204,565	$52,567
Expenses
Mortality and expense risks	788,606	1,030,509	80,979	181,671	179,347	24,723	16,297	1,176	14,768	22,273	258,358	289,266	822,117	9,991
Investment Expense	—	—	—	—	4,632	—	—	—	104	300	—	—	—	—

Total expenses	788,606	1,030,509	80,979	181,671	183,979	24,723	16,297	1,176	14,872	22,573	258,358	289,266	822,117	9,991

Net investment income (loss)	2,142,184	218,908	934,285	514,595	528,505	60,394	537	2,212	40,968	262,144	772,285	1,564,142	382,448	42,576

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	126,988	—	—	3,597,661	3,181,411	3,238	—	22,788	227,850	—	4,111,325	35,989	3,625,280	1,039
Net realized (loss) gain from redemption of investment shares	(4,519,304)	(9,512,954)	(564,476)	1,210,368	529,190	(135,728)	56,439	24,263	(2,754)	(238,997)	(1,098,578)	(1,221,231)	(2,645,205)	(29,593)

Net realized (loss) gain on investments	(4,392,316)	(9,512,954)	(564,476)	4,808,029	3,710,601	(132,490)	56,439	47,051	225,096	(238,997)	3,012,747	(1,185,242)	980,075	(28,554)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	3,064,595	32,101,543	(1,037,709)	15,442,070	7,652,430	(233,729)	597,309	78,072	350,062	(195,385)	5,983,490	(330,607)	13,411,706	13,871
End of year	(57,245,852)	(50,029,238)	(4,653,259)	(5,137,845)	(11,072,512)	(1,923,697)	(754,654)	(48,832)	(1,017,386)	(1,049,879)	(10,417,891)	(2,345,634)	(52,465,644)	(58,939)

Net unrealized appreciation (depreciation) during the year	(60,310,447)	(82,130,781)	(3,615,550)	(20,579,915)	(18,724,942)	(1,689,968)	(1,351,963)	(126,904)	(1,367,448)	(854,494)	(16,401,381)	(2,015,027)	(65,877,350)	(72,810)

Net realized and unrealized gain (loss) on investments	(64,702,763)	(91,643,735)	(4,180,026)	(15,771,886)	(15,014,341)	(1,822,458)	(1,295,524)	(79,853)	(1,142,352)	(1,093,491)	(13,388,634)	(3,200,269)	(64,897,275)	(101,364)

Net increase (decrease) in net assets resulting from operations	$(62,560,579)	$(91,424,827)	$(3,245,741)	$(15,257,291)	$(14,485,836)	$(1,762,064)	$(1,294,987)	$(77,641)	$(1,101,384)	$(831,347)	$(12,616,349)	$(1,636,127)	$(64,514,827)	$(58,788)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

							Lehman
		Fidelity					Brothers			Neuberger	Neuberger
	Fidelity	VIP III		Fidelity VIP	Fidelity VIP	Fidelity VIP	AMT Short	Neuberger	Neuberger	Berman AMT	Berman AMT	Neuberger	Neuberger
	VIP	Value	Fidelity VIP	IV Freedom	IV Freedom	IV Freedom	Duration	Berman AMT	Berman AMT	Mid Cap	Socially	Berman AMT	Berman AMT
	III Mid Cap	Strategies	IV Energy	Fund 2010	Fund 2020	Fund 2030	Bond	Partners	Fasciano	Growth	Responsive	International	Regency
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio — I	Portfolio — I	Portfolio — S	Portfolio — I	Portfolio — I	Portfolio — S	Portfolio — S
	Service Class	Service Class	Service Class 2	Service Class	Service Class	Service Class	Class	Class	Class	Class	Class	Class	Class

Investment Income
Dividends	$48,813	$13,943	—	$10,631	$23,629	$22,700	$614,823	$138,609	—	—	$20,704	$2	$2,218
Expenses
Mortality and expense risks	94,285	14,386	$13,064	2,957	6,129	7,748	89,220	173,397	$5,892	$9,181	6,699	4,738	1,410
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	94,285	14,386	13,064	2,957	6,129	7,748	89,220	173,397	5,892	9,181	6,699	4,738	1,410

Net investment income (loss)	(45,472)	(443)	(13,064)	7,674	17,500	14,952	525,603	(34,788)	(5,892)	(9,181)	14,005	(4,736)	808

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	2,271,637	458,573	66,346	17,526	48,393	75,736	—	4,373,623	29,742	—	70,790	6	483
Net realized (loss) gain from redemption of investment shares	(81,581)	(212,212)	88,836	(4,783)	37	(55,611)	(474,197)	5,638	(18,619)	22,420	1,220	(37,830)	(5,029)

Net realized (loss) gain on investments	2,190,056	246,361	155,182	12,743	48,430	20,125	(474,197)	4,379,261	11,123	22,420	72,010	(37,824)	(4,546)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,915,932	(99,017)	351,817	13,506	47,203	4,554	(116,652)	6,144,532	26,537	183,589	107,275	(46,091)	(623)
End of year	(6,673,938)	(1,666,879)	(1,071,860)	(124,096)	(356,450)	(508,737)	(2,110,201)	(15,270,464)	(375,508)	(566,400)	(419,051)	(348,865)	(123,212)

Net unrealized appreciation (depreciation) during the year	(8,589,870)	(1,567,862)	(1,423,677)	(137,602)	(403,653)	(513,291)	(1,993,549)	(21,414,996)	(402,045)	(749,989)	(526,326)	(302,774)	(122,589)

Net realized and unrealized gain (loss) on investments	(6,399,814)	(1,321,501)	(1,268,495)	(124,859)	(355,223)	(493,166)	(2,467,746)	(17,035,735)	(390,922)	(727,569)	(454,316)	(340,598)	(127,135)

Net increase (decrease) in net assets resulting from operations	$(6,445,286)	$(1,321,944)	$(1,281,559)	$(117,185)	$(337,723)	$(478,214)	$(1,942,143)	$(17,070,523)	$(396,814)	$(736,750)	$(440,311)	$(345,334)	$(126,327)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

													Dreyfus
												Dreyfus	Variable	Dreyfus
		Van Eck		Van Eck					Alger			Variable	Investment	Investment
	Van Eck	Worldwide	Van Eck	Worldwide			Van Eck		American			Investment	Fund —	Portfolios	Dreyfus
	Worldwide	Hard	Worldwide	Real	Van Eck	Van Eck	Worldwide	Van Eck	Small		Wells Fargo VT	Fund —	Developing	Small Cap	Stock
	Bond	Assets	Emerging	Estate	Worldwide	Worldwide	Emerging	Worldwide	Capitalization	Wells Fargo	Opportunity	Appreciation	Leaders	Stock Index	Index
	Fund:	Fund:	Markets	Portfolio:	Bond	Hard Assets	Markets	Real Estate	Portfolio:	Advantage	Fund —	Portfolio:	Portfolio:	Portfolio:	Fund, Inc.:
	Initial	Initial	Fund: Initial	Initial	Fund:	Fund:	Fund:	Portfolio:	Class O	VT Discovery	Investor	Initial	Initial	Service	Initial
	Class	Class	Class	Class	Class R	Class R	Class R	Class R	Shares	Fund	Class	Shares	Shares	Shares	Shares

Investment Income
Dividends	$409,379	$26,460	—	$187,951	$372,664	$36,658	—	$270,019	—	—	$127,063	$75,986	$1,145	$49,941	$182,592
Expenses
Mortality and expense risks	30,838	55,962	$137,700	22,093	34,015	70,174	$93,053	33,242	$196,036	$67,846	47,999	25,810	914	41,633	63,023
Investment Expense	—	—	—	—	735	2,408	2,382	111	—	—	—	—	—	—	—

Total expenses	30,838	55,962	137,700	22,093	34,750	72,582	95,435	33,353	196,036	67,846	47,999	25,810	914	41,633	63,023

Net investment income (loss)	378,541	(29,502)	(137,700)	165,858	337,914	(35,924)	(95,435)	236,666	(196,036)	(67,846)	79,064	50,176	231	8,308	119,569

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	1,448,943	11,018,409	606,813	—	1,642,405	6,953,440	871,777	410,734	—	1,499,772	283,048	6,861	864,283	—
Net realized (loss) gain from redemption of investment shares	(89,707)	1,317,212	959,050	(83,359)	(130,456)	464,091	(831,695)	(480,291)	1,386,669	420,932	302,176	73,525	(6,061)	(28,638)	138,588

Net realized (loss) gain on investments	(89,707)	2,766,155	11,977,459	523,454	(130,456)	2,106,496	6,121,745	391,486	1,797,403	420,932	1,801,948	356,573	800	835,645	138,588

Net unrealized appreciation (depreciation) of investments:
Beginning of year	91,434	4,443,483	14,904,365	495,166	109,551	3,120,629	6,171,104	(90,708)	20,181,020	4,122,188	1,113,724	762,467	(37,894)	347,579	1,437,496
End of year	(93,330)	(2,655,987)	(16,129,166)	(2,500,409)	(9,337)	(4,460,503)	(12,451,702)	(4,155,367)	791,189	(1,232,675)	(3,923,842)	(829,951)	(97,197)	(2,531,111)	(2,685,020)

Net unrealized appreciation (depreciation) during the year	(184,764)	(7,099,470)	(31,033,531)	(2,995,575)	(118,888)	(7,581,132)	(18,622,806)	(4,064,659)	(19,389,831)	(5,354,863)	(5,037,566)	(1,592,418)	(59,303)	(2,878,690)	(4,122,516)

Net realized and unrealized gain (loss) on investments	(274,471)	(4,333,315)	(19,056,072)	(2,472,121)	(249,344)	(5,474,636)	(12,501,061)	(3,673,173)	(17,592,428)	(4,933,931)	(3,235,618)	(1,235,845)	(58,503)	(2,043,045)	(3,983,928)

Net increase (decrease) in net assets resulting from operations	$104,070	$(4,362,817)	$(19,193,772)	$(2,306,263)	$88,570	$(5,510,560)	$(12,596,496)	$(3,436,507)	$(17,788,464)	$(5,001,777)	$(3,156,554)	$(1,185,669)	$(58,272)	$(2,034,737)	$(3,864,359)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

													Janus
										Janus			Aspen	Janus	Janus
										Aspen	Janus Aspen		Series —	Aspen	Aspen
				American		American		American	Janus Aspen	Series	Series —	Janus Aspen	INTECH	Series —	Series —
	American	American	American	Century VP	American	Century VP	American	Century VP	Series —	International	Global	Series —	Risk —	International	Global
	Century VP	Century VP	Century VP	Income	Century VP	Mid Cap	Century VP	Inflation	Forty	Growth	Technology	Balanced	Managed Core	Growth	Technology
	International	Ultra	Value	and	International	Value	Vista	Protection	Portfolio —	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Fund:	Fund:	Fund:	Growth Fund:	Fund:	Fund:	Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II
	Class I	Class I	Class I	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Investment Income
Dividends	$6,698	—	$169,911	$30,729	$16,858	$390	—	$119,830	$425	$85,203	$144	$38,843	$1,427	$191,159	$473
Expenses
Mortality and expense risks	5,009	$13,788	48,574	10,633	14,238	3,517	$3,420	17,226	27,541	19,827	1,230	9,133	1,472	44,386	3,903
Investment Expense	—	—	—	—	1,372	—	—	—	—	—	—	—	—	1,663	13

Total expenses	5,009	13,788	48,574	10,633	15,610	3,517	3,420	17,226	27,541	19,827	1,230	9,133	1,472	46,049	3,916

Net investment income (loss)	1,689	(13,788)	121,337	20,096	1,248	(3,127)	(3,420)	102,604	(27,116)	65,376	(1,086)	29,710	(45)	145,110	(3,443)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	78,675	302,276	902,057	184,096	198,026	—	21,853	—	—	456,694	—	106,636	12,384	1,025,154	—
Net realized (loss) gain from redemption of investment shares	106,010	(72,625)	(577,574)	(46,018)	100,903	(21,362)	(24,373)	(15,777)	620,284	245,232	22,692	5,853	(8,861)	95,209	18,601

Net realized (loss) gain on investments	184,685	229,651	324,483	138,078	298,929	(21,362)	(2,520)	(15,777)	620,284	701,926	22,692	112,489	3,523	1,120,363	18,601

Net unrealized appreciation (depreciation) of investments:
Beginning of year	384,345	358,100	(562,239)	152,664	630,180	(28,971)	35,718	48,385	1,226,932	1,081,442	60,292	112,918	706	1,549,556	53,239
End of year	(228,081)	(859,646)	(3,137,646)	(603,650)	(782,666)	(174,650)	(284,642)	(123,862)	(1,559,626)	(1,655,630)	(50,079)	(321,622)	(92,738)	(4,461,714)	(246,460)

Net unrealized appreciation (depreciation) during the year	(612,426)	(1,217,746)	(2,575,407)	(756,314)	(1,412,846)	(145,679)	(320,360)	(172,247)	(2,786,558)	(2,737,072)	(110,371)	(434,540)	(93,444)	(6,011,270)	(299,699)

Net realized and unrealized gain (loss) on investments	(427,741)	(988,095)	(2,250,924)	(618,236)	(1,113,917)	(167,041)	(322,880)	(188,024)	(2,166,274)	(2,035,146)	(87,679)	(322,051)	(89,921)	(4,890,907)	(281,098)

Net increase (decrease) in net assets resulting from operations	$(426,052)	$(1,001,883)	$(2,129,587)	$(598,140)	$(1,112,669)	$(170,168)	$(326,300)	$(85,420)	$(2,193,390)	$(1,969,770)	$(88,765)	$(292,341)	$(89,966)	$(4,745,797)	$(284,541)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

	Oppenheimer	Oppenheimer			Oppenheimer								Federated
	Capital	Global	Oppenheimer	Oppenheimer	Main Street	Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Capital
	Appreciation	Securities	Main Street	High Income	Small Cap	Global	Oppenheimer	AIM V.I.	Capital	Capital	Quality Bond	American	Appreciation
	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Securities	High Income	Basic Value	Appreciation	Development	Fund II:	Leaders Fund	Fund II:
	Non-Service	Non-Service	Non-Service	Non-Service	Non-Service	Fund/VA:	Fund/VA:	Fund: Series	Fund: Series	Fund: Series	Primary	II: Primary	Primary
	Shares	Shares	Shares	Shares	Shares	Class 3	Class 3	I Shares	I Shares	I Shares	Shares	Shares	Shares

Investment Income
Dividends	$6,994	$36,594	$47,967	$43,257	$10,785	$138,481	$18,862	$20,016	—	—	$153,466	$1,379	$343
Expenses
Mortality and expense risks	35,088	15,496	21,494	3,863	14,632	66,098	1,955	15,850	$2,207	$8,784	21,588	508	709
Investment Expense	—	—	—	—	—	161	16	—	—	—	—	—	—

Total expenses	35,088	15,496	21,494	3,863	14,632	66,259	1,971	15,850	2,207	8,784	21,588	508	709

Net investment income (loss)	(28,094)	21,098	26,473	39,394	(3,847)	72,222	16,891	4,166	(2,207)	(8,784)	131,878	871	(366)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	160,791	208,418	—	119,749	609,654	—	432,981	—	187,361	—	21,339	2,095
Net realized (loss) gain from redemption of investment shares	40,929	44,622	49,839	(93,042)	(92,122)	(111,490)	(15,855)	(148,487)	(6,795)	(14,471)	(104,427)	(14,388)	2,540

Net realized (loss) gain on investments	40,929	205,413	258,257	(93,042)	27,627	498,164	(15,855)	284,494	(6,795)	172,890	(104,427)	6,951	4,635

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,207,412	536,036	575,985	(29,352)	52,020	1,295,326	(2,864)	118,752	44,944	47,469	59,044	(12,866)	18,443
End of year	(1,544,800)	(858,183)	(1,086,225)	(490,889)	(914,377)	(3,867,387)	(301,905)	(1,691,641)	(113,279)	(871,331)	(225,933)	(48,943)	(18,988)

Net unrealized appreciation (depreciation) during the year	(2,752,212)	(1,394,219)	(1,662,210)	(461,537)	(966,397)	(5,162,713)	(299,041)	(1,810,393)	(158,223)	(918,800)	(284,977)	(36,077)	(37,431)

Net realized and unrealized gain (loss) on investments	(2,711,283)	(1,188,806)	(1,403,953)	(554,579)	(938,770)	(4,664,549)	(314,896)	(1,525,899)	(165,018)	(745,910)	(389,404)	(29,126)	(32,796)

Net increase (decrease) in net assets resulting from operations	$(2,739,377)	$(1,167,708)	$(1,377,480)	$(515,185)	$(942,617)	$(4,592,327)	$(298,005)	$(1,521,733)	$(167,225)	$(754,694)	$(257,526)	$(28,255)	$(33,162)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

	Franklin		Franklin	Franklin	Franklin
	Templeton	Franklin	Templeton	Templeton	Templeton				MFS
	VIP Franklin	Templeton	VIP	VIP	VIP	Franklin		AllianceBernstein	Investors
	Small	VIP Franklin	Templeton	Templeton	Templeton	Founding	AllianceBernstein	Small/	Growth
	Cap	Rising	Foreign	Developing	Global	Funds	Growth and	Mid Cap	Stock		Putnam VT	Putnam VT
	Value	Dividends	Securities	Markets	Income	Allocation	Income	Value	Series:	MFS Value	Growth &	International	Putnam VT
	Securities	Securities	Fund:	Securities	Securities	Fund —	Portfolio:	Portfolio:	Initial	Series:	Income Fund:	Equity Fund:	Voyager Fund:
	Fund: Class 1	Fund: Class 1	Class 1	Fund — Class 3	Fund — Class 3	Class 2	Class A	Class A	Class	Initial Class	Class IB	Class IB	Class IB

Investment Income
Dividends	$100,445	$159,027	$42,419	$58,320	$54,226	$11	$63,120	$22,410	$4,237	$45,345	$6,590	$4,971	—
Expenses
Mortality and expense risks	48,603	53,642	10,542	14,582	9,757	1	21,312	21,032	5,034	24,194	2,142	1,544	$2,912
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	48,603	53,642	10,542	14,582	9,757	1	21,312	21,032	5,034	24,194	2,142	1,544	2,912

Net investment income (loss)	51,842	105,385	31,877	43,738	44,469	10	41,808	1,378	(797)	21,151	4,448	3,427	(2,912)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	543,364	58,853	153,489	409,253	—	10	537,373	318,583	34,629	153,005	56,667	38,191	—
Net realized (loss) gain from redemption of investment shares	69,290	(129,593)	86,409	(56,359)	40,437	(32)	(217,182)	(161,968)	2,395	12,775	(72,634)	5,531	(2,492)

Net realized (loss) gain on investments	612,654	(70,740)	239,898	352,894	40,437	(22)	320,191	156,615	37,024	165,780	(15,967)	43,722	(2,492)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	288,488	5,221	571,454	327,840	65,905	—	278,409	(125,575)	148,058	454,056	(55,547)	28,762	62,687
End of year	(2,991,321)	(2,467,936)	(517,501)	(1,525,467)	37,752	(155)	(1,670,034)	(1,541,563)	(201,743)	(1,098,625)	(190,653)	(145,171)	(121,763)

Net unrealized appreciation (depreciation) during the year	(3,279,809)	(2,473,157)	(1,088,955)	(1,853,307)	(28,153)	(155)	(1,948,443)	(1,415,988)	(349,801)	(1,552,681)	(135,106)	(173,933)	(184,450)

Net realized and unrealized gain (loss) on investments	(2,667,155)	(2,543,897)	(849,057)	(1,500,413)	12,284	(177)	(1,628,252)	(1,259,373)	(312,777)	(1,386,901)	(151,073)	(130,211)	(186,942)

Net increase (decrease) in net assets resulting from operations	$(2,615,313)	$(2,438,512)	$(817,180)	$(1,456,675)	$56,753	$(167)	$(1,586,444)	$(1,257,995)	$(313,574)	$(1,365,750)	$(146,625)	$(126,784)	$(189,854)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2008 — continued

						Van Kampen		T Rowe	T Rowe	T Rowe
					Van Kampen	Emerging	Van Kampen	Price	Price	Price
	Vanguard	Vanguard	Vanguard	Vanguard	Core Plus	Markets	U.S. Real	Blue Chip	Equity	Limited
	Equity	Total Bond	High Yield	Mid Cap	Fixed Income	Debt	Estate	Growth	Income	Term Bond
	Income	Market Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio —
	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II
Investment Income
Dividends	$69,234	$57,108	$65,135	$44,314	$67,562	$31,124	$156,036	$1,519	$46,340	$31,531
Expenses
Mortality and expense risks	18,308	13,091	7,974	26,542	10,081	2,562	31,870	11,389	15,516	5,841
Investment Expense	—	—	—	—	—	—	—	—	—	—

Total expenses	18,308	13,091	7,974	26,542	10,081	2,562	31,870	11,389	15,516	5,841

Net investment income (loss)	50,926	44,017	57,161	17,772	57,481	28,562	124,166	(9,870)	30,824	25,690

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	174,240	—	—	389,966	—	17,964	1,711,308	—	61,487	—
Net realized (loss) gain from redemption of investment shares	(87,453)	19,492	(32,776)	(47,396)	(31,496)	(17,578)	(784,617)	54,025	(170,548)	3,689

Net realized (loss) gain on investments	86,787	19,492	(32,776)	342,570	(31,496)	386	926,691	54,025	(109,061)	3,689

Net unrealized appreciation (depreciation) of investments:
Beginning of year	87,584	45,735	(15,923)	103,321	19,177	(5,959)	(759,110)	239,197	(70,156)	5,455
End of year	(743,193)	38,475	(248,796)	(1,684,091)	(179,093)	(98,536)	(3,705,166)	(607,560)	(962,516)	(30,186)

Net unrealized appreciation (depreciation) during the year	(830,777)	(7,260)	(232,873)	(1,787,412)	(198,270)	(92,577)	(2,946,056)	(846,757)	(892,360)	(35,641)

Net realized and unrealized gain (loss) on investments	(743,990)	12,232	(265,649)	(1,444,842)	(229,766)	(92,191)	(2,019,365)	(792,732)	(1,001,421)	(31,952)

Net increase (decrease) in net assets resulting from operations	$(693,064)	$56,249	$(208,488)	$(1,427,070)	$(172,285)	$(63,629)	$(1,895,199)	$(802,602)	$(970,597)	$(6,262)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008

							NVIT Multi-		Van Kampen					NVIT	NVIT
			NVIT	NVIT	JP Morgan		Manager		NVIT	NVIT Multi-	NVIT Multi-		NVIT	Investor	Investor
		NVIT	Money	Government	NVIT	NVIT Mid	International	NVIT	Comstock	Manager	Manager	NVIT S&P	Government	Destinations	Destinations
		Nationwide	Market	Bond	Balanced	Cap Growth	Value	Growth	Value	Small	Small Cap Value	500 Index	Bond	Aggressive	Conservative
		Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Company Fund	Fund	Fund	Fund	Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II	Class II

From Operations
Net investment income (loss)	$17,634,990	$1,017,527	$889,109	$930,472	$705,267	$(361,399)	$363,713	$(91,040)	$302,882	$30,279	$96,644	$1,951,701	$27,043	$73,935	$23,465
Net realized (loss) gain on investments	75,169,747	16,765,365	—	(218,199)	3,128,754	1,558,939	5,158,310	715,758	627,964	1,590,651	(373,335)	(3,679,098)	2,733	731,028	(87,070)
Net unrealized appreciation (depreciation) during the year	(795,706,832)	(79,001,716)	—	1,065,939	(13,669,021)	(33,517,392)	(24,400,410)	(11,049,216)	(10,821,911)	(12,405,418)	(8,625,337)	(69,250,291)	19,299	(3,134,724)	31,709

Net increase (decrease) in net assets operations	(702,902,095)	(61,218,824)	889,109	1,778,212	(9,835,000)	(32,319,852)	(18,878,387)	(10,424,498)	(9,891,065)	(10,784,488)	(8,902,028)	(70,977,688)	49,075	(2,329,761)	(31,896)

From Variable Life Policy Transactions
Policyholders’ net premiums	131,904,396	6,484,143	7,831,408	1,969,052	2,143,720	3,788,733	269,014	2,073,305	1,955,467	1,979,205	2,023,366	15,502,255	147,242	1,031,822	185,451
Cost of insurance and administrative charges	(110,307,235)	(6,414,067)	(6,381,049)	(1,775,917)	(2,322,822)	(3,241,377)	(1,802,456)	(1,702,071)	(1,562,098)	(1,737,587)	(1,667,564)	(13,178,965)	(102,723)	(455,134)	(142,615)
Surrenders and forfeitures	(120,732,326)	(8,149,128)	(12,611,414)	(1,766,561)	(2,445,755)	(4,266,654)	(1,846,878)	(1,430,147)	(2,186,939)	(1,757,807)	(2,212,144)	(9,525,206)	(50,236)	(196,760)	(719,884)
Transfers between portfolios and the Guaranteed Account	(4,136,328)	(2,234,272)	13,802,611	(740,383)	(452,063)	(584,559)	(2,046,751)	(455,297)	(981,150)	(1,305,344)	(1,813,027)	(4,438,355)	51,603	194,047	1,180,355
Net (withdrawals) repayments due to policy loans	(4,431,138)	1,142,485	(453,190)	(116,063)	233,922	37,947	26,929	(115,633)	(106,143)	(205,135)	(58,878)	(453,088)	(2,489)	(50,577)	(32,527)
Withdrawals due to death benefits	(5,189,572)	(618,207)	(170,655)	(58,932)	(140,399)	(18,052)	(120,195)	(30,061)	(36,394)	(55,251)	(48,784)	(560,088)	—	(54)	—

Net (decrease) increase in net assets derived from policy transactions	(112,892,203)	(9,789,046)	2,017,711	(2,488,804)	(2,983,397)	(4,283,962)	(5,520,337)	(1,659,904)	(2,917,257)	(3,081,919)	(3,777,031)	(12,653,447)	43,397	523,344	470,780

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	4,000	(5,500)	(13,000)	14,500	(14,000)	(14,500)	(3,500)	(4,000)	(3,188)	(3,500)	(14,000)	26	449	(100)

Total increase (decrease) in net assets	(815,794,298)	(71,003,870)	2,901,320	(723,592)	(12,803,897)	(36,617,814)	(24,413,224)	(12,087,902)	(12,812,322)	(13,869,595)	(12,682,559)	(83,645,135)	92,498	(1,805,968)	438,784
Net Assets
Beginning of year	1,907,552,146	153,225,767	59,797,867	25,930,430	39,328,207	72,839,906	44,480,597	27,674,678	28,458,405	29,899,031	29,880,637	196,693,473	615,277	5,696,603	517,592

End of year	$1,091,757,848	$82,221,897	$62,699,187	$25,206,838	$26,524,310	$36,222,092	$20,067,373	$15,586,776	$15,646,083	$16,029,436	$17,198,078	$113,048,338	$707,775	$3,890,635	$956,376

Changes in Units
Beginning units	5,766,206	149,511	279,843	71,643	54,224	90,685	72,492	170,866	141,480	142,233	142,316	410,597	5,229	30,001	3,953

Units purchased	1,254,457	18,312	181,126	21,912	6,642	11,798	1,245	23,399	20,771	17,493	17,308	54,268	3,027	11,114	14,575
Units sold	(1,618,101)	(32,850)	(183,094)	(31,226)	(12,362)	(18,561)	(14,536)	(36,082)	(36,381)	(36,016)	(37,348)	(90,310)	(2,630)	(8,302)	(10,461)

Ending units	5,402,562	134,973	277,875	62,329	48,504	83,922	59,201	158,183	125,870	123,710	122,276	374,555	5,626	32,813	8,067

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

		NVIT	NVIT		Neuberger
	NVIT	Investor	Investor		Berman	Gartmore							NVIT Multi-
	Investor	Destinations	Destinations		NVIT	NVIT		Federated	NVIT Global		NVIT	Gartmore	Manager	NVIT U.S.
	Destinations	Moderately	Moderately	NVIT Core	Socially	Emerging	NVIT Mid	NVIT High	Financial	NVIT Health	Technology and	NVIT Global	Small Cap	Growth
	Moderate	Aggressive	Conservative	Plus Bond	Responsible	Markets	Cap Index	Income Bond	Services	Sciences	Communications	Utilities	Growth	Leaders
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class I	Class II	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$332,778	$449,374	$50,827	$590	$9	$9,269	$20,264	$43,645	$2,721	$(1,723)	$(1,616)	$15,107	$(11,296)	$(13,383)
Net realized (loss) gain on investments	1,328,548	2,483,279	103,891	(68)	(176)	618,998	241,367	(62,149)	(17,932)	32,821	26,640	(58,458)	(51,617)	287,981
Net unrealized appreciation (depreciation) during the year	(5,695,195)	(12,237,276)	(503,601)	139	(1,286)	(2,124,703)	(1,791,152)	(140,211)	(116,620)	(169,114)	(196,574)	(216,694)	(937,303)	(1,235,221)

Net increase (decrease) in net assets operations	(4,033,869)	(9,304,623)	(348,883)	661	(1,453)	(1,496,436)	(1,529,521)	(158,715)	(131,831)	(138,016)	(171,550)	(260,045)	(1,000,216)	(960,623)

From Variable Life Policy Transactions
Policyholders’ net premiums	2,305,123	3,894,067	240,853	4,248	182	51,208	409,952	7,793	3,426	6,129	2,208	14,260	156,557	198,165
Cost of insurance and administrative charges	(1,324,525)	(1,984,914)	(243,493)	(4,227)	(214)	(68,499)	(225,739)	(69,125)	(12,817)	(13,915)	(15,512)	(22,521)	(94,609)	(119,107)
Surrenders and forfeitures	(833,483)	(1,191,686)	(123,720)	—	—	(421,913)	(348,928)	(74,565)	(2,756)	(2,864)	(3,362)	(7,721)	(83,468)	(104,083)
Transfers between portfolios and the Guaranteed Account	1,646,216	684,169	316,617	42,177	9,922	245,580	(44,067)	(1,576)	(2,175)	(59,292)	(107,034)	(189,646)	129,107	74,889
Net (withdrawals) repayments due to policy loans	(150,404)	(66,110)	(43,491)	—	—	364	(44,593)	1,008	(3,200)	20,935	2,174	448	(5,276)	(7,432)
Withdrawals due to death benefits	(144,419)	(40,947)	—	—	—	—	(815)	(4,309)	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	1,498,508	1,294,579	146,766	42,198	9,890	(193,260)	(254,190)	(140,774)	(17,522)	(49,007)	(121,526)	(205,180)	102,311	42,432

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(300)	(492)	—	(1)	(1)	(156)	(100)	(100)	—	32	(400)	—	(65)	77

Total increase (decrease) in net assets	(2,535,661)	(8,010,536)	(202,117)	42,858	8,436	(1,689,852)	(1,783,811)	(299,589)	(149,353)	(186,991)	(293,476)	(465,225)	(897,971)	(918,114)
Net Assets
Beginning of year	16,638,079	27,863,426	2,137,616	—	—	2,614,716	4,364,660	631,119	292,500	559,904	442,621	876,457	2,114,898	2,207,661

End of year	$14,102,418	$19,852,890	$1,935,499	$42,858	$8,436	$924,864	$2,580,849	$331,530	$143,147	$372,913	$149,145	$411,232	$1,216,928	$1,289,547

Changes in Units
Beginning units	103,981	155,909	14,050	—	—	2,485	20,047	3,159	1,185	2,103	1,072	1,139	11,510	10,241

Units purchased	30,932	37,067	4,353	477	141	1,434	4,174	120	23	101	31	38	3,688	2,303
Units sold	(19,272)	(29,616)	(3,317)	(44)	(4)	(1,892)	(5,519)	(904)	(131)	(335)	(506)	(443)	(2,796)	(2,207)

Ending units	115,641	163,360	15,086	433	137	2,027	18,702	2,375	1,077	1,869	597	734	12,402	10,337

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

		NVIT Multi-	Gartmore						Gartmore				American		American
		Manager	NVIT	NVIT Global		NVIT	Gartmore	Federated	NVIT			Van Kampen	Funds NVIT	American	Funds NVIT	American	American
	NVIT Multi	International	Emerging	Financial	NVIT Health	Technology and	NVIT Global	NVIT High	International	NVIT Core	NVIT Short	NVIT Real	Asset	Funds NVIT	Global	Funds NVIT	Funds NVIT
	Sector Bond	Value	Markets	Services	Sciences	Communications	Utilities	Income Bond	Equity	Bond	Term Bond	Estate	Allocation	Bond	Growth	Growth	Growth-Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class VI	Class I	Class II	Class I	Class II	Class II	Class II	Class II	Class II

From Operations Net investment income (loss)	$106,563	$250,799	$24,154	$4,911	$(2,335)	$(3,365)	$44,266	$79,047	$323	$3,052	$250	$376	$3,937	$14,355	$12,617	$11,272	$1,893
Net realized (loss) gain on investments	(45,238)	2,671,646	1,206,342	(56,493)	31,710	29,731	(101,899)	(46,645)	4,056	(207)	(6)	(495)	(4,124)	(12,256)	11,181	41,821	(16,575)
Net unrealized appreciation (depreciation) during the year	(386,509)	(16,023,258)	(5,178,719)	(165,072)	(198,067)	(316,632)	(674,687)	(328,183)	(16,853)	(2,618)	(355)	(5,800)	(51,473)	(35,929)	(287,272)	(418,789)	(44,527)

Net increase (decrease) in net assets operations	(325,184)	(13,100,813)	(3,948,223)	(216,654)	(168,692)	(290,266)	(732,320)	(295,781)	(12,474)	227	(111)	(5,919)	(51,660)	(33,830)	(263,474)	(365,696)	(59,209)

From Variable Life Policy Transactions
Policyholders’ net premiums	139,324	2,936,676	529,859	43,118	86,800	98,865	125,675	143,469	4,423	7,753	923	1,332	15,060	26,397	102,364	88,725	10,916
Cost of insurance and administrative charges	(137,096)	(1,272,605)	(384,644)	(22,140)	(37,168)	(44,498)	(118,212)	(66,922)	(1,260)	(10,323)	(275)	(462)	(12,448)	(47,669)	(42,379)	(38,603)	(4,465)
Surrenders and forfeitures	(203,169)	(2,708,656)	(194,536)	(30,667)	(33,570)	(38,536)	(78,386)	(55,083)	—	—	—	—	(3,321)	(60,441)	(51,939)	(10,082)	—
Transfers between portfolios and the Guaranteed Account	(39,781)	(57,050)	(10,174)	94,214	114,150	19,687	(128,032)	(27,797)	45,999	189,375	26,191	18,220	97,211	89,264	285,663	629,421	69,553
Net (withdrawals) repayments due to policy loans	(18,060)	(64,981)	(40,451)	(969)	(16,000)	(15,290)	(34,937)	(98,737)	—	—	—	—	—	(575)	(7,162)	(7,709)	—
Withdrawals due to death benefits	(12,045)	(23,553)	(68,855)	—	—	—	—	(5,017)	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(270,827)	(1,190,169)	(168,801)	83,556	114,212	20,228	(233,892)	(110,087)	49,162	186,805	26,839	19,090	96,502	6,976	286,547	661,752	76,004

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(150)	36,987	(481)	—	(26)	186	16	326	(1)	(1)	(1)	(2)	1	5	14	15	(4)

Total increase (decrease) in net assets	(596,161)	(14,253,995)	(4,117,505)	(133,098)	(54,506)	(269,852)	(966,196)	(405,542)	36,687	187,031	26,727	13,169	44,843	(26,849)	23,087	296,071	16,791
Net Assets
Beginning of year	1,891,816	29,225,522	6,918,910	404,427	554,249	578,394	2,195,734	1,119,687	—	—	—	—	115,502	310,864	446,988	290,487	72,608

End of year	$1,295,655	$14,971,527	$2,801,405	$271,329	$499,743	$308,542	$1,229,538	$714,145	$36,687	$187,031	$26,727	$13,169	$160,345	$284,015	$470,075	$586,558	$89,399

Changes in Units
Beginning units	12,772	148,290	22,669	2,656	4,539	4,082	10,028	9,487	—	—	—	—	1,044	2,900	3,650	2,536	738

Units purchased	2,294	32,836	7,011	1,489	2,219	1,594	2,353	2,009	692	1,996	273	242	1,582	1,297	4,409	7,575	1,346
Units sold	(5,216)	(40,496)	(7,755)	(809)	(1,245)	(1,413)	(3,952)	(3,022)	(23)	(107)	(3)	(8)	(547)	(1,235)	(1,756)	(862)	(606)

Ending units	9,850	140,630	21,925	3,336	5,513	4,263	8,429	8,474	669	1,889	270	234	2,079	2,962	6,303	9,249	1,478

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

								NVIT Multi-	NVIT Multi-	NVIT Multi-
			NVIT			NVIT	NVIT	Manager	Manager	Manager	NVIT Multi-	NVIT Multi-
	NVIT	NVIT	Cardinal	NVIT	NVIT	Cardinal	Cardinal	International	Large Cap	Large Cap	Manager Mid	Manager Mid
	Cardinal	Cardinal	Capital	Cardinal	Cardinal	Moderately	Moderately	Growth	Growth	Value	Cap Growth	Cap Value
	Aggressive	Balanced	Appreciation	Conservative	Moderate	Aggressive	Conservative	Fund	Fund	Fund	Fund	Fund
	Fund I	Fund I	Fund I	Fund I	Fund I	Fund I	Fund I	Class III	Class I	Class I	Class I	Class II

From Operations
Net investment income (loss)	$990	$8	$266	$79	$482	$274	$57	$2	$0	$122	$(3)	$8
Net realized (loss) gain on investments	2,472	7	82	51	462	(19)	(198)	(26)	—	(228)	(590)	(1)
Net unrealized appreciation (depreciation) during the year	(41,023)	34	(6,492)	66	(135)	(7,471)	(915)	97	12	(5,628)	12	(1)

Net increase (decrease) in net assets operations	(37,561)	49	(6,144)	196	809	(7,216)	(1,056)	73	12	(5,734)	(581)	6

From Variable Life Policy Transactions
Policyholders’ net premiums	34,008	1,058	1,083	421	876	6,376	1,587	2,051	108	782	366	364
Cost of insurance and administrative charges	(6,163)	(48)	(577)	(2,512)	(226)	(647)	(1,891)	(796)	(17)	(570)	(88)	(16)
Surrenders and forfeitures	—	—	—	(3,025)	—	—	—	—	—	—	—	—
Transfers between portfolios and the Guaranteed Account	221,983	81	29,207	15,816	78,924	24,599	6,548	1,135	126	37,593	523	836
Net (withdrawals) repayments due to policy loans	—	—	—	—	—	—	—	—	—	—	—	—
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	249,828	1,091	29,713	10,700	79,574	30,328	6,244	2,390	217	37,805	801	1,184

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(1)	—	—	—	—	(1)	(1)	(1)	—	(1)	—	—

Total increase (decrease) in net assets	212,266	1,140	23,569	10,896	80,383	23,111	5,187	2,462	229	32,070	220	1,190
Net Assets
Beginning of year	—	—	—	—	—	—	—	—	—	—	—	—

End of year	$212,266	$1,140	$23,569	$10,896	$80,383	$23,111	$5,187	$2,462	$229	$32,070	$220	$1,190

Changes in Units
Beginning units	—	—	—	—	—	—	—	—	—	—	—	—

Units purchased	3,418	15	334	181	1,062	346	83	54	4	515	23	18
Units sold	(93)	(1)	(8)	(61)	(2)	(9)	(21)	(14)	(0)	(8)	(19)	(0)

Ending units	3,325	14	326	120	1,060	337	62	40	4	507	4	18

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

												Fidelity		Fidelity
						Fidelity VIP					Fidelity	VIP II		VIP II
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Equity-	Fidelity VIP	Fidelity VIP	Fidelity VIP		VIP II Asset	Investment	Fidelity VIP II	Investment
	Equity-	Growth	High Income	Overseas	Overseas	Income	Growth	Overseas	Overseas	Fidelity VIP	Manager	Grade Bond	Contrafund	Grade Bond
	Income	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	High Income	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Portfolio: Initial	Initial	Initial	Initial	Initial	Service	Service	Service	Service	Portfolio: Initial	Initial	Initial	Initial	Service
	Class	Class	Class	Class	Class R	Class	Class	Class	Class R	Class R	Class	Class	Class	Class

From Operations
Net investment income (loss)	$2,142,184	$218,908	$934,285	$514,595	$528,505	$60,394	$537	$2,212	$40,968	$262,144	$772,285	$1,564,142	$382,448	$42,576
Net realized (loss) gain on investments	(4,392,316)	(9,512,954)	(564,476)	4,808,029	3,710,601	(132,490)	56,439	47,051	225,096	(238,997)	3,012,747	(1,185,242)	980,075	(28,554)
Net unrealized appreciation (depreciation) during the year	(60,310,447)	(82,130,781)	(3,615,550)	(20,579,915)	(18,724,942)	(1,689,968)	(1,351,963)	(126,904)	(1,367,448)	(854,494)	(16,401,381)	(2,015,027)	(65,877,350)	(72,810)

Net increase (decrease) in net assets operations	(62,560,579)	(91,424,827)	(3,245,741)	(15,257,291)	(14,485,836)	(1,762,064)	(1,294,987)	(77,641)	(1,101,384)	(831,347)	(12,616,349)	(1,636,127)	(64,514,827)	(58,788)

From Variable Life Policy Transactions
Policyholders’ net premiums	9,592,950	13,488,541	266,464	415,489	3,264,305	1,014,879	583,470	2,724	611,175	898,534	3,134,726	3,294,766	8,612,665	267,021
Cost of insurance and administrative charges	(8,810,846)	(12,182,939)	(946,292)	(1,693,254)	(1,445,721)	(412,763)	(258,189)	(24,736)	(215,072)	(288,658)	(3,189,036)	(3,172,267)	(7,630,710)	(145,395)
Surrenders and forfeitures	(8,357,683)	(11,049,393)	(886,663)	(2,172,041)	(1,878,938)	(177,438)	(165,589)	(46,792)	(80,379)	(195,401)	(2,604,466)	(5,774,960)	(6,886,302)	(248,326)
Transfers between portfolios and the Guaranteed Account	(3,130,801)	(3,697,321)	(474,422)	(862,836)	604,246	(8,599)	122,125	(1,908)	36,333	(373,653)	(259,514)	(3,543,619)	(2,377,480)	49,116
Net (withdrawals) repayments due to policy loans	(422,797)	(390,207)	(18,454)	(369,922)	(235,270)	503	(3,358)	(555)	(3,794)	(29,757)	(296,286)	(273,333)	(532,572)	(428)
Withdrawals due to death benefits	(467,473)	(535,314)	(85,703)	(93,794)	(90,522)	(163)	(67)	—	(71)	(79,396)	(327,890)	(324,343)	(329,820)	(565)

Net (decrease) increase in net assets derived from policy transactions	(11,596,650)	(14,366,633)	(2,145,070)	(4,776,358)	218,100	416,419	278,392	(71,267)	348,192	(68,331)	(3,542,466)	(9,793,756)	(9,144,219)	(78,577)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	3,000	18,500	(3,500)	1,568	30,070	—	—	—	(1,558)	(91)	(4,000)	(7,000)	(4,500)	—

Total increase (decrease) in net assets	(74,154,229)	(105,772,960)	(5,394,311)	(20,032,081)	(14,237,666)	(1,345,645)	(1,016,595)	(148,908)	(754,750)	(899,769)	(16,162,815)	(11,436,883)	(73,663,546)	(137,365)
Net Assets
Beginning of year	153,760,461	203,923,917	14,359,223	37,866,134	32,578,014	3,797,081	2,566,611	237,622	2,255,519	3,395,178	45,608,803	46,653,606	156,900,456	1,270,739

End of year	$79,606,232	$98,150,957	$8,964,912	$17,834,053	$18,340,348	$2,451,436	$1,550,016	$88,714	$1,500,769	$2,495,409	$29,445,988	$35,216,723	$83,236,910	$1,133,374

Changes in Units
Beginning units	289,559	417,459	54,865	88,555	150,134	22,053	14,322	948	12,637	34,486	115,363	181,072	329,483	10,782

Units purchased	37,027	62,928	1,150	2,115	39,476	8,654	6,003	17	5,694	18,783	15,297	23,647	39,813	3,463
Units sold	(66,888)	(99,494)	(12,143)	(21,390)	(35,074)	(5,671)	(3,811)	(331)	(3,223)	(19,290)	(29,612)	(66,589)	(64,073)	(4,221)

Ending units	259,698	380,893	43,872	69,280	154,536	25,036	16,514	634	15,108	33,979	101,048	138,130	305,223	10,024

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

		Fidelity		Fidelity			Lehman
	Fidelity	VIP III	Fidelity	VIP IV	Fidelity VIP	Fidelity VIP	Brothers			Neuberger	Neuberger
	VIP III	Value	VIP IV	Freedom	IV Freedom	IV Freedom	AMT Short	Neuberger	Neuberger	Berman AMT	Berman AMT	Neuberger	Neuberger
	Mid Cap	Strategies	Energy	Fund 2010	Fund 2020	Fund 2030	Duration	Berman AMT	Berman AMT	Mid Cap	Socially	Berman AMT	Berman AMT
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Bond	Partners	Fasciano	Growth	Responsive	International	Regency
	Service	Service	Service	Service	Service	Service	Portfolio — I	Portfolio — I	Portfolio — S	Portfolio — I	Portfolio — I	Portfolio — S	Portfolio — S
	Class	Class	Class 2	Class	Class	Class	Class	Class	Class	Class	Class	Class	Class

From Operations
Net investment income (loss)	$(45,472)	$(443)	$(13,064)	$7,674	$17,500	$14,952	$525,603	$(34,788)	$(5,892)	$(9,181)	$14,005	$(4,736)	$808
Net realized (loss) gain on investments	2,190,056	246,361	155,182	12,743	48,430	20,125	(474,197)	4,379,261	11,123	22,420	72,010	(37,824)	(4,546)
Net unrealized appreciation (depreciation) during the year	(8,589,870)	(1,567,862)	(1,423,677)	(137,602)	(403,653)	(513,291)	(1,993,549)	(21,414,996)	(402,045)	(749,989)	(526,326)	(302,774)	(122,589)

Net increase (decrease) in net assets operations	(6,445,286)	(1,321,944)	(1,281,559)	(117,185)	(337,723)	(478,214)	(1,942,143)	(17,070,523)	(396,814)	(736,750)	(440,311)	(345,334)	(126,327)

From Variable Life Policy Transactions
Policyholders’ net premiums	1,070,996	183,285	163,458	13,264	64,587	137,580	1,224,515	1,828,401	80,962	108,878	67,273	64,642	15,787
Cost of insurance and administrative charges	(823,455)	(131,623)	(122,205)	(40,681)	(52,496)	(57,434)	(1,054,240)	(1,679,426)	(68,752)	(90,181)	(56,462)	(42,638)	(6,603)
Surrenders and forfeitures	(653,231)	(55,994)	(331,598)	(294,829)	(9,838)	(905)	(1,171,379)	(2,338,095)	(67,817)	(27,001)	(59,250)	(25,675)	(9,462)
Transfers between portfolios and the Guaranteed Account	(87,055)	(185,268)	679,124	198,898	184,164	(75,584)	(939,004)	284,713	24,486	273,434	71,840	(322,996)	59,192
Net (withdrawals) repayments due to policy loans	41,565	(1,968)	(22,143)	—	154	77,696	(95,450)	(117,246)	(3,750)	(15,939)	(3,861)	(2,904)	(248)
Withdrawals due to death benefits	(25,336)	(7,569)	—	—	—	—	(6,639)	(151,702)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(476,516)	(199,137)	366,636	(123,348)	186,571	81,353	(2,042,197)	(2,173,355)	(34,871)	249,191	19,540	(329,571)	58,666

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	100	—	110	12	32	37	1,640	(10,500)	(3,000)	38	37	(61)	10

Total increase (decrease) in net assets	(6,921,702)	(1,521,081)	(914,813)	(240,521)	(151,120)	(396,824)	(3,982,700)	(19,254,378)	(434,685)	(487,521)	(420,734)	(674,966)	(67,651)
Net Assets
Beginning of year	16,480,933	2,742,101	1,933,441	553,045	878,659	1,147,827	14,668,779	34,337,244	1,040,631	1,539,406	1,100,244	1,057,420	220,309

End of year	$9,559,231	$1,221,020	$1,018,628	$312,524	$727,539	$751,003	$10,686,079	$15,082,866	$605,946	$1,051,885	$679,510	$382,454	$152,658

Changes in Units
Beginning units	52,370	11,327	8,579	4,370	6,538	8,209	68,845	138,527	6,024	5,229	5,851	7,201	1,683

Units purchased	9,033	2,971	6,345	1,815	2,124	2,863	10,540	20,476	1,303	2,437	1,307	1,612	714
Units sold	(10,886)	(3,878)	(4,936)	(2,866)	(561)	(2,336)	(20,412)	(29,143)	(1,616)	(1,040)	(1,178)	(3,917)	(223)

Ending units	50,517	10,420	9,988	3,319	8,101	8,736	58,973	129,860	5,711	6,626	5,980	4,896	2,174

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

													Dreyfus
												Dreyfus	Variable	Dreyfus
									Alger			Variable	Investment	Investment
			Van Eck	Van Eck			Van Eck		American		Wells Fargo	Investment	Fund —	Portfolios —
	Van Eck	Van Eck	Worldwide	Worldwide		Van Eck	Worldwide	Van Eck	Small		VT	Fund —	Developing	Small Cap	Dreyfus
	Worldwide	Worldwide	Emerging	Real Estate	Van Eck	Worldwide	Emerging	Worldwide	Capitalization	Wells Fargo	Opportunity	Appreciation	Leaders	Stock Index	Stock Index
	Bond Fund:	Hard Assets	Markets	Portfolio:	Worldwide	Hard Assets	Markets	Real Estate	Portfolio:	Advantage	Fund —	Portfolio:	Portfolio:	Portfolio:	Fund, Inc.:
	Initial	Fund:	Fund:	Initial	Bond Fund:	Fund:	Fund:	Portfolio:	Class O	VT Discovery	Investor	Initial	Initial	Service	Initial
	Class	Initial Class	Initial Class	Class	Class R	Class R	Class R	Class R	Shares	Fund	Class	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$378,541	$(29,502)	$(137,700)	$165,858	$337,914	$(35,924)	$(95,435)	$236,666	$(196,036)	$(67,846)	$79,064	$50,176	$231	$8,308	$119,569
Net realized (loss) gain on investments	(89,707)	2,766,155	11,977,459	523,454	(130,456)	2,106,496	6,121,745	391,486	1,797,403	420,932	1,801,948	356,573	800	835,645	138,588
Net unrealized appreciation (depreciation) during the year	(184,764)	(7,099,470)	(31,033,531)	(2,995,575)	(118,888)	(7,581,132)	(18,622,806)	(4,064,659)	(19,389,831)	(5,354,863)	(5,037,566)	(1,592,418)	(59,303)	(2,878,690)	(4,122,516)

Net increase (decrease) in net assets operations	104,070	(4,362,817)	(19,193,772)	(2,306,263)	88,570	(5,510,560)	(12,596,496)	(3,436,507)	(17,788,464)	(5,001,777)	(3,156,554)	(1,185,669)	(58,272)	(2,034,737)	(3,864,359)

From Variable Life Policy Transactions
Policyholders’ net premiums	83,870	120,247	157,058	36,715	528,604	652,260	1,448,315	494,473	2,386,790	880,013	584,346	411,411	22,286	1,149,826	1,244,301
Cost of insurance and administrative charges	(294,777)	(306,496)	(887,750)	(188,338)	(327,177)	(490,673)	(687,569)	(323,014)	(2,104,362)	(696,710)	(531,179)	(310,145)	(9,729)	(539,197)	(669,877)
Surrenders and forfeitures	(358,387)	(550,620)	(1,441,226)	(158,569)	(389,932)	(609,516)	(1,051,512)	(326,611)	(1,793,079)	(618,071)	(789,551)	(848,200)	(463)	(551,790)	(1,024,637)
Transfers between portfolios and the Guaranteed Account	134,478	402,260	(1,247,154)	(317,895)	1,082,751	1,248,621	410,895	(109,436)	(628,704)	(268,238)	(191,427)	(302,441)	(682)	(370,713)	(606,813)
Net (withdrawals) repayments due to policy loans	(71,204)	(85,290)	197,589	9,483	(43,693)	(126,024)	(80,164)	(43,772)	(87,836)	(26,891)	(7,855)	(2,595)	634	(42,701)	(40,475)
Withdrawals due to death benefits	(17,098)	(10,624)	(33,155)	(1,344)	(3,534)	(3,280)	(32,012)	(3,505)	(99,844)	(6,081)	(2,564)	(331)	—	(2,675)	(15,675)

Net (decrease) increase in net assets derived from policy transactions	(523,118)	(430,523)	(3,254,638)	(619,948)	847,019	671,388	7,953	(311,865)	(2,327,035)	(735,978)	(938,230)	(1,052,301)	12,046	(357,250)	(1,113,176)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(4,200)	2,500	7,000	(14,500)	3,121	(11,310)	24,768	(1,178)	5,500	4,304	(2,000)	1,736	(17)	(1,500)	(2,800)

Total increase (decrease) in net assets	(423,248)	(4,790,840)	(22,441,410)	(2,940,711)	938,710	(4,850,482)	(12,563,775)	(3,749,550)	(20,109,999)	(5,733,451)	(4,096,784)	(2,236,234)	(46,243)	(2,393,487)	(4,980,335)
Net Assets
Beginning of year	4,804,569	9,798,836	32,027,164	4,630,774	4,015,337	11,151,910	19,846,880	6,617,437	39,487,928	11,868,973	8,654,528	4,641,082	147,110	6,788,604	11,155,576

End of year	$4,381,321	$5,007,996	$9,585,754	$1,690,063	$4,954,047	$6,301,428	$7,283,105	$2,867,887	$19,377,930	$6,135,522	$4,557,744	$2,404,848	$100,867	$4,395,118	$6,175,241

Changes in Units
Beginning units	13,677	11,498	56,497	11,517	26,479	24,100	49,551	24,320	183,894	133,855	58,374	31,661	879	33,536	61,314

Units purchased	1,224	1,585	1,232	287	15,686	11,063	18,095	6,147	24,069	18,634	7,526	3,887	237	9,058	13,415
Units sold	(4,055)	(3,222)	(11,137)	(2,685)	(13,282)	(8,838)	(14,010)	(6,176)	(35,902)	(28,135)	(14,124)	(11,597)	(123)	(10,868)	(21,023)

Ending units	10,846	9,861	46,592	9,119	28,883	26,325	53,636	24,291	172,061	124,354	51,776	23,951	993	31,726	53,706

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

										Janus Aspen	Janus Aspen		Janus Aspen	Janus Aspen	Janus Aspen
				American		American		American		Series —	Series —	Janus Aspen	Series —	Series —	Series —
	American	American	American	Century VP		Century VP		Century VP	Janus Aspen	International	Global	Series —	INTECH Risk-	International	Global
	Century VP	Century VP	Century VP	Income and	American	Mid Cap	American	Inflation	Series - Forty	Growth	Technology	Balanced	Managed Core	Growth	Technology
	International	Ultra	Value	Growth	Century VP	Value	Century VP	Protection	Portfolio —	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Fund:	Fund:	Fund:	Fund:	International	Fund:	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II
	Class I	Class I	Class I	Class I	Fund: Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$1,689	$(13,788)	$121,337	$20,096	$1,248	$(3,127)	$(3,420)	$102,604	$(27,116)	$65,376	$(1,086)	$29,710	$(45)	$145,110	$(3,443)
Net realized (loss) gain on investments	184,685	229,651	324,483	138,078	298,929	(21,362)	(2,520)	(15,777)	620,284	701,926	22,692	112,489	3,523	1,120,363	18,601
Net unrealized appreciation (depreciation) during the year	(612,426)	(1,217,746)	(2,575,407)	(756,314)	(1,412,846)	(145,679)	(320,360)	(172,247)	(2,786,558)	(2,737,072)	(110,371)	(434,540)	(93,444)	(6,011,270)	(299,699)

Net increase (decrease) in net assets operations	(426,052)	(1,001,883)	(2,129,587)	(598,140)	(1,112,669)	(170,168)	(326,300)	(85,420)	(2,193,390)	(1,969,770)	(88,765)	(292,341)	(89,966)	(4,745,797)	(284,541)

From Variable Life Policy Transactions
Policyholders’ net premiums	27,489	320,817	645,273	226,810	215,165	63,942	54,579	160,584	483,860	67,393	1,322	96,233	25,088	442,035	67,600
Cost of insurance and administrative charges	(57,386)	(180,580)	(466,093)	(116,680)	(139,343)	(35,382)	(36,809)	(144,504)	(268,053)	(138,498)	(16,145)	(112,171)	(15,859)	(359,501)	(36,010)
Surrenders and forfeitures	(171,364)	(136,905)	(542,356)	(90,841)	(152,364)	(25,125)	(9,232)	(134,497)	(162,830)	(145,044)	(14,868)	(111,861)	(9,921)	(255,772)	(17,661)
Transfers between portfolios and the Guaranteed Account	(100,190)	28,602	(412,623)	(234,934)	95,817	274,889	164,327	751,087	512,539	(143,825)	(6,166)	801,526	(3,990)	2,490,336	38,767
Net (withdrawals) repayments due to policy loans	(2,851)	(5,641)	(8,173)	536	(26,326)	(13,464)	(7,334)	(24,286)	(132,607)	6,227	(8,507)	(4,367)	5,658	(14,941)	(77,721)
Withdrawals due to death benefits	—	(5,775)	—	—	—	(8,410)	—	(31,628)	(8,155)	—	(5,693)	(8,537)	—	—	(439)

Net (decrease) increase in net assets derived from policy transactions	(304,302)	20,518	(783,972)	(215,109)	(7,051)	256,450	165,531	576,756	424,754	(353,747)	(50,057)	660,823	976	2,302,157	(25,464)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	2,000	(500)	(500)	(2,300)	(21)	10	17	161	203	2,000	500	(9,590)	37	87	32

Total increase (decrease) in net assets	(728,354)	(981,865)	(2,914,059)	(815,549)	(1,119,741)	86,292	(160,752)	491,497	(1,768,433)	(2,321,517)	(138,322)	358,892	(88,953)	(2,443,553)	(309,973)
Net Assets
Beginning of year	1,193,085	2,344,869	8,201,346	1,844,758	2,512,359	450,566	525,010	1,854,054	4,190,073	3,956,322	238,438	1,041,880	243,433	6,734,353	693,193

End of year	$464,731	$1,363,004	$5,287,287	$1,029,209	$1,392,618	$536,858	$364,258	$2,345,551	$2,421,640	$1,634,805	$100,116	$1,400,772	$154,480	$4,290,800	$383,220

Changes in Units
Beginning units	2,778	17,069	50,637	10,248	13,575	3,449	3,062	13,169	17,297	5,892	1,416	5,511	1,135	24,230	4,592

Units purchased	32	4,751	7,684	1,898	4,830	3,524	3,123	9,151	11,970	409	69	6,158	223	16,107	1,797
Units sold	(1,028)	(4,318)	(13,397)	(3,484)	(4,667)	(1,503)	(2,020)	(5,521)	(10,195)	(1,681)	(459)	(2,132)	(207)	(7,814)	(1,830)

Ending units	1,782	17,502	44,924	8,662	13,738	5,470	4,165	16,799	19,072	4,620	1,026	9,537	1,151	32,523	4,559

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

	Oppenheimer	Oppenheimer			Oppenheimer								Federated
	Capital	Global	Oppenheimer	Oppenheimer	Main Street	Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Capital
	Appreciation	Securities	Main Street	High Income	Small Cap	Global	Oppenheimer	AIM V.I.	Capital	Capital	Quality Bond	American	Appreciation
	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Securities	High Income	Basic Value	Appreciation	Development	Fund II:	Leaders Fund	Fund II:
	Non-Service	Non-Service	Non-Service	Non-Service	Non-Service	Fund/VA:	Fund/VA:	Fund: Series I	Fund: Series I	Fund: Series I	Primary	II: Primary	Primary
	Shares	Shares	Shares	Shares	Shares	Class 3	Class 3	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$(28,094)	$21,098	$26,473	$39,394	$(3,847)	$72,222	$16,891	$4,166	$(2,207)	$(8,784)	$131,878	$871	$(366)
Net realized (loss) gain on investments	40,929	205,413	258,257	(93,042)	27,627	498,164	(15,855)	284,494	(6,795)	172,890	(104,427)	6,951	4,635
Net unrealized appreciation (depreciation) during the year	(2,752,212)	(1,394,219)	(1,662,210)	(461,537)	(966,397)	(5,162,713)	(299,041)	(1,810,393)	(158,223)	(918,800)	(284,977)	(36,077)	(37,431)

Net increase (decrease) in net assets operations	(2,739,377)	(1,167,708)	(1,377,480)	(515,185)	(942,617)	(4,592,327)	(298,005)	(1,521,733)	(167,225)	(754,694)	(257,526)	(28,255)	(33,162)

From Variable Life Policy Transactions
Policyholders’ net premiums	782,165	60,665	365,406	11,142	177,137	1,532,011	114,889	283,727	51,440	81,164	408,598	10,004	13,221
Cost of insurance and administrative charges	(451,406)	(135,371)	(249,122)	(57,508)	(134,009)	(770,099)	(15,312)	(193,296)	(33,522)	(61,728)	(318,161)	(8,778)	(9,499)
Surrenders and forfeitures	(625,866)	(98,989)	(300,707)	(19,707)	(140,085)	(748,242)	(8,662)	(273,920)	(44,337)	(61,688)	(497,122)	(646)	(10,102)
Transfers between portfolios and the Guaranteed Account	34,369	(106,225)	(166,631)	(44,093)	(128,578)	116,745	106,093	78,904	31,165	891,208	(11,668)	(9,588)	(21,800)
Net (withdrawals) repayments due to policy loans	(18,268)	18,715	(1,825)	(1,782)	(7,635)	10,380	(7,391)	(5,610)	(1,367)	(14,145)	(725)	(68)	(316)
Withdrawals due to death benefits	(66)	—	—	—	—	(168,318)	—	(1,354)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(279,072)	(261,205)	(352,879)	(111,948)	(233,170)	(27,523)	189,617	(111,549)	3,379	834,811	(419,078)	(9,076)	(28,496)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(300)	—	(1,100)	8	9	(999)	392	(530)	14	(30)	(200)	(80)	(49)

Total increase (decrease) in net assets	(3,018,749)	(1,428,913)	(1,731,459)	(627,125)	(1,175,778)	(4,620,849)	(107,996)	(1,633,812)	(163,832)	80,087	(676,804)	(37,411)	(61,707)
Net Assets
Beginning of year	6,167,528	3,055,277	3,836,029	757,773	2,555,347	11,090,536	271,194	3,049,274	390,640	864,111	2,967,937	90,737	125,461

End of year	$3,148,779	$1,626,364	$2,104,570	$130,648	$1,379,569	$6,469,687	$163,198	$1,415,462	$226,808	$944,198	$2,291,133	$53,326	$63,754

Changes in Units
Beginning units	41,017	9,126	24,468	4,957	11,379	68,253	2,821	15,703	2,256	3,391	24,177	612	770

Units purchased	11,251	489	4,703	335	2,419	17,060	5,915	4,458	797	6,356	6,079	101	107
Units sold	(12,982)	(1,720)	(7,088)	(1,524)	(3,735)	(18,236)	(636)	(4,964)	(795)	(1,526)	(10,635)	(166)	(318)

Ending units	39,286	7,895	22,083	3,768	10,063	67,077	8,100	15,197	2,258	8,221	19,621	547	559

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

				Franklin
	Franklin		Franklin	Templeton
	Templeton	Franklin	Templeton	VIP	Franklin
	VIP Franklin	Templeton	VIP	Templeton	Templeton	Franklin
	Small Cap	VIP Franklin	Templeton	Developing	VIP	Founding			MFS		Putnam VT	Putnam VT
	Value	Rising	Foreign	Markets	Templeton	Funds	AllianceBernstein	AllianceBernstein	Investors		Growth &	International	Putnam VT
	Securities	Dividends	Securities	Securities	Global Income	Allocation	Growth and	Small / Mid Cap	Growth Stock	MFS Value	Income	Equity	Voyager
	Fund:	Securities Fund:	Fund:	Fund —	Securities Fund —	Fund —	Income Portfolio:	Value Portfolio:	Series: Initial	Series: Initial	Fund:	Fund:	Fund:
	Class 1	Class 1	Class 1	Class 3	Class 3	Class 2	Class A	Class A	Class	Class	Class IB	Class IB	Class IB

From Operations
Net investment income (loss)	$51,842	$105,385	$31,877	$43,738	$44,469	$10	$41,808	$1,378	$(797)	$21,151	$4,448	$3,427	$(2,912)
Net realized (loss) gain on investments	612,654	(70,740)	239,898	352,894	40,437	(22)	320,191	156,615	37,024	165,780	(15,967)	43,722	(2,492)
Net unrealized appreciation (depreciation) during the year	(3,279,809)	(2,473,157)	(1,088,955)	(1,853,307)	(28,153)	(155)	(1,948,443)	(1,415,988)	(349,801)	(1,552,681)	(135,106)	(173,933)	(184,450)

Net increase (decrease) in net assets operations	(2,615,313)	(2,438,512)	(817,180)	(1,456,675)	56,753	(167)	(1,586,444)	(1,257,995)	(313,574)	(1,365,750)	(146,625)	(126,784)	(189,854)

From Variable Life Policy Transactions
Policyholders’ net premiums	630,910	611,746	61,999	275,966	68,866	186	270,441	210,854	74,378	284,947	35,429	6,579	27,995
Cost of insurance and administrative charges	(477,891)	(590,194)	(109,161)	(169,933)	(55,614)	(85)	(229,404)	(159,342)	(60,647)	(247,730)	(23,230)	(8,575)	(23,044)
Surrenders and forfeitures	(418,071)	(644,580)	(114,052)	(105,983)	(24,726)	—	(293,843)	(123,791)	(44,145)	(287,527)	(48,389)	(42)	(5,875)
Transfers between portfolios and the Guaranteed Account	(88,560)	(216,867)	(59,073)	57,830	693,660	418	(138,234)	232,257	(10,388)	(146,434)	(23,539)	8,700	(12,541)
Net (withdrawals) repayments due to policy loans	(38,637)	(33,979)	(3,211)	(18,076)	(19,427)	—	10,706	(3,274)	(1,087)	3,136	76	372	16,150
Withdrawals due to death benefits	(11,221)	(7,680)	—	—	—	—	—	(4,005)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(403,470)	(881,554)	(223,498)	39,804	662,759	519	(380,334)	152,699	(41,889)	(393,608)	(59,653)	7,034	2,685

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(400)	(119)	153	115	37	(1)	79	60	(18)	(100)	12	—	—

Total increase (decrease) in net assets	(3,019,183)	(3,320,185)	(1,040,525)	(1,416,756)	719,549	351	(1,966,699)	(1,105,236)	(355,481)	(1,759,458)	(206,266)	(119,750)	(187,169)
Net Assets
Beginning of year	8,178,749	9,896,092	2,157,443	2,732,875	886,275	—	4,016,345	3,263,027	862,693	4,318,487	404,763	290,074	494,910

End of year	$5,159,567	$6,575,907	$1,116,918	$1,316,119	$1,605,824	$351	$2,049,646	$2,157,791	$507,212	$2,559,029	$198,497	$170,324	$307,741

Changes in Units
Beginning units	35,735	55,089	4,015	13,184	7,296	—	20,678	13,917	4,862	18,297	2,406	560	3,387

Units purchased	5,806	22,393	317	4,153	8,008	6	3,038	3,788	686	4,981	480	35	343
Units sold	(7,945)	(27,598)	(941)	(3,822)	(2,768)	(1)	(6,044)	(3,694)	(1,041)	(7,068)	(885)	(71)	(536)

Ending units	33,596	49,884	3,391	13,515	12,536	5	17,672	14,011	4,507	16,210	2,001	524	3,194

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2008 — continued

						Van Kampen
					Van Kampen	Emerging	Van Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Vanguard	Vanguard	Vanguard	Vanguard	Core Plus	Markets	U.S. Real	Blue Chip	Equity	Limited
	Equity	Total Bond	High Yield	Mid Cap	Fixed Income	Debt	Estate	Growth	Income	Term Bond
	Income	Market Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio —
	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$50,926	$44,017	$57,161	$17,772	$57,481	$28,562	$124,166	$(9,870)	$30,824	$25,690
Net realized (loss) gain on investments	86,787	19,492	(32,776)	342,570	(31,496)	386	926,691	54,025	(109,061)	3,689
Net unrealized appreciation (depreciation) during the year	(830,777)	(7,260)	(232,873)	(1,787,412)	(198,270)	(92,577)	(2,946,056)	(846,757)	(892,360)	(35,641)

Net increase (decrease) in net assets operations	(693,064)	56,249	(208,488)	(1,427,070)	(172,285)	(63,629)	(1,895,199)	(802,602)	(970,597)	(6,262)

From Variable Life Policy Transactions
Policyholders’ net premiums	466,476	300,583	280,841	806,264	100,316	7,506	430,981	149,164	212,682	38,563
Cost of insurance and administrative charges	(235,503)	(156,349)	(98,317)	(331,251)	(85,675)	(22,410)	(334,850)	(102,216)	(226,200)	(49,340)
Surrenders and forfeitures	(216,303)	(336,834)	(41,888)	(208,963)	(40,952)	(2,641)	(315,134)	(521,734)	(205,175)	(3,882)
Transfers between portfolios and the Guaranteed Account	(26,603)	45,771	(33,763)	49,190	(33,685)	(22,790)	(836,022)	123,251	276,812	759,317
Net (withdrawals) repayments due to policy loans	(7,983)	(798)	(3,880)	(1,748)	(23,553)	1,467	(32,668)	(1,759)	(3,759)	(1,366)
Withdrawals due to death benefits	(154)	—	(160)	(329)	—	—	(12,527)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(20,070)	(147,627)	102,833	313,163	(83,549)	(38,868)	(1,100,220)	(353,294)	54,360	743,292

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	(435)	100	9	(202)	90	(11)	(68)

Total increase (decrease) in net assets	(713,134)	(91,378)	(105,655)	(1,114,342)	(255,734)	(102,488)	(2,995,621)	(1,155,806)	(916,248)	736,962
Net Assets
Beginning of year	2,203,732	1,238,117	836,344	3,227,929	1,564,510	467,623	5,815,477	2,193,719	2,436,788	403,165

End of year	$1,490,598	$1,146,739	$730,689	$2,113,587	$1,308,776	$365,135	$2,819,856	$1,037,913	$1,520,540	$1,140,127

Changes in Units
Beginning units	12,966	10,397	6,190	15,734	9,965	1,307	23,396	16,056	19,103	3,708

Units purchased	3,630	5,075	2,664	5,934	2,081	109	3,562	4,328	6,979	9,371
Units sold	(3,782)	(6,233)	(1,859)	(3,791)	(2,720)	(253)	(9,104)	(7,038)	(7,242)	(2,664)

Ending units	12,814	9,239	6,995	17,877	9,326	1,163	17,854	13,346	18,840	10,415

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007

										Nationwide	Nationwide
									Van	Multi-	Multi-			Nationwide
			Nationwide	Nationwide					Kampen	Manager	Manager		Nationwide	NVIT
		Nationwide	NVIT	NVIT	JP Morgan	Nationwide	Nationwide	Nationwide	NVIT	NVIT	NVIT	Nationwide	NVIT	Investor
		NVIT	Money	Government	NVIT	NVIT Mid	NVIT	NVIT	Comstock	Small	Small Cap	NVIT S&P	Government	Destinations
		Nationwide	Market	Bond	Balanced	Cap Growth	International	Growth	Value	Company	Growth	500 Index	Bond	Aggressive
		Fund —	Fund —	Fund —	Fund —	Fund —	Value Fund	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$20,001,474	$722,833	$2,489,763	$971,863	$624,147	$(485,698)	$711,490	$(133,656)	$330,268	$(180,444)	$168,264	$1,896,036	$21,879	$66,257
Net realized (loss) gain on investments	141,612,391	8,365,776	—	(254,089)	1,382,269	1,894,148	5,492,804	689,874	2,973,312	3,396,179	5,923,248	706,632	(2,254)	353,314
Net unrealized appreciation (depreciation) during the year	13,054,973	2,208,550	—	913,030	(463,912)	4,499,979	(4,950,157)	4,128,058	(4,044,340)	(2,684,988)	(8,506,099)	6,415,338	16,401	(176,709)

Net increase in net assets from operations	174,668,838	11,297,159	2,489,763	1,630,804	1,542,504	5,908,429	1,254,137	4,684,276	(740,760)	530,747	(2,414,587)	9,018,006	36,026	242,862

From Variable Life Policy Transactions
Policyholders’ net premiums	152,934,694	7,372,806	10,040,782	2,157,300	2,499,004	4,437,922	360,009	2,518,488	2,360,985	2,450,654	2,478,347	17,739,951	119,565	939,613
Cost of insurance and administrative charges	(110,847,362)	(6,546,453)	(6,135,388)	(1,664,568)	(2,306,080)	(3,422,392)	(2,019,537)	(1,811,478)	(1,647,821)	(1,828,329)	(1,778,620)	(13,722,940)	(68,504)	(374,456)
Surrenders and forfeitures	(122,321,318)	(9,887,271)	(6,709,224)	(1,518,595)	(2,131,062)	(4,424,400)	(3,196,601)	(2,085,808)	(1,799,022)	(1,443,734)	(2,516,257)	(13,109,304)	(40,725)	(273,230)
Transfers between portfolios and the Guaranteed Account	(1,650,836)	(1,968,497)	3,129,199	57,436	896,152	(1,189,903)	(2,257,322)	(1,382,999)	(1,370,398)	(718,281)	(2,187,280)	(6,412,046)	28,556	856,611
Net (withdrawals) repayments due to policy loans	(8,494,887)	1,061,823	64,957	(18,921)	131,042	3,392	16,788	(114,897)	(21,660)	(104,096)	6,421	(1,212,754)	51	9,973
Withdrawals due to death benefits	(6,073,859)	(864,670)	(795,002)	(129,512)	(340,323)	(95,975)	(42,212)	(103,226)	(94,047)	(84,230)	(53,902)	(660,779)	(1,434)	(19,124)

Net (decrease) increase in net assets derived from policy transactions	(96,453,568)	(10,832,262)	(404,676)	(1,116,860)	(1,251,267)	(4,691,356)	(7,138,875)	(2,979,920)	(2,571,963)	(1,728,016)	(4,051,291)	(17,377,872)	37,509	1,139,387

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	37	786	1,000	1,009	990	1,196	955	343	(364)	268	1,043	879	(26)	(218)

Total increase (decrease) in net assets	78,215,307	465,683	2,086,087	514,953	292,227	1,218,269	(5,883,783)	1,704,699	(3,313,087)	(1,197,001)	(6,464,835)	(8,358,987)	73,509	1,382,031
Net Assets
Beginning of year	1,829,336,841	152,760,084	57,711,780	25,415,477	39,035,980	71,621,637	50,364,380	25,969,979	31,771,492	31,096,032	36,345,472	205,052,460	541,768	4,314,572

End of year	$1,907,552,148	$153,225,767	$59,797,867	$25,930,430	$39,328,207	$72,839,906	$44,480,597	$27,674,678	$28,458,405	$29,899,031	$29,880,637	$196,693,473	$615,277	$5,696,603

Changes in Units
Beginning units	5,963,402	163,814	277,898	76,487	57,587	97,321	85,335	190,353	151,538	150,845	157,866	448,660	4,897	23,860

Units purchased	1,264,825	15,700	200,857	15,334	7,800	9,600	1,262	22,190	25,086	19,104	21,154	52,689	1,484	11,539
Units sold	(1,462,021)	(30,003)	(198,912)	(20,178)	(11,163)	(16,236)	(14,105)	(41,677)	(35,144)	(27,716)	(36,704)	(90,752)	(1,152)	(5,398)

Ending units	5,766,206	149,511	279,843	71,643	54,224	90,685	72,492	170,866	141,480	142,233	142,316	410,597	5,229	30,001

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

			Nationwide	Nationwide						Nationwide		Nationwide		Van
	Nationwide	Nationwide	NVIT	NVIT		Nationwide	Federated	Nationwide	Nationwide	NVIT		Multi-Manager	Nationwide	Kampen
	NVIT	NVIT	Investor	Investor	Gartmore	NVIT	NVIT	NVIT	NVIT	Global	Gartmore	NVIT	NVIT	NVIT
	Investor	Investor	Destinations	Destinations	NVIT	Mid	High	Global	Global	Technology	NVIT	Small	U.S.	Multi
	Destinations	Destinations	Moderately	Moderately	Emerging	Cap	Income	Financial	Health	and	Global	Cap	Growth	Sector
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Communications	Utilities	Growth	Leaders	Bond
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$17,006	$301,152	$402,028	$43,410	$1,430	$28,078	$49,625	$8,155	$(4,617)	$(2,037)	$15,792	$(11,166)	$(15,140)	$62,736
Net realized (loss) gain on investments	22,424	394,222	720,951	72,743	389,333	237,203	(9,489)	65,248	68,643	22,971	210,937	67,187	19,948	4,604
Net unrealized appreciation (depreciation) during the year	(10,135)	(45,651)	44,188	(44,279)	319,322	1,170	(19,682)	(70,417)	37,786	25,335	(96,693)	33,277	410,129	4,223

Net increase in net assets from operations	29,295	649,723	1,167,167	71,874	710,085	266,451	20,454	2,986	101,812	46,269	130,036	89,298	414,937	71,563

From Variable Life Policy Transactions
Policyholders’ net premiums	69,904	2,629,406	4,851,548	270,997	63,325	501,643	14,333	13,503	5,591	2,633	12,729	172,862	227,544	196,956
Cost of insurance and administrative charges	(65,657)	(1,213,030)	(1,909,085)	(162,755)	(66,860)	(231,153)	(77,690)	(20,897)	(17,886)	(17,150)	(23,511)	(83,063)	(109,429)	(131,218)
Surrenders and forfeitures	(7,364)	(241,220)	(544,093)	(86,272)	(98,610)	(102,180)	(115,610)	(12,568)	(8,749)	(23,705)	(17,703)	(55,833)	(114,020)	(101,432)
Transfers between portfolios and the Guaranteed Account	45,755	2,192,023	4,153,457	570,623	425,192	(37,718)	(90,206)	(150,490)	(91,134)	221,059	244,536	716,570	(76,135)	135,702
Net (withdrawals) repayments due to policy loans	(12)	(18,464)	3,784	(1,174)	(919)	20,091	18,876	2,907	(442,830)	12,240	4,060	8,707	346	3,606
Withdrawals due to death benefits	—	(23,874)	(390)	—	—	—	—	—	—	—	—	(20)	—	(3,002)

Net (decrease) increase in net assets derived from policy transactions	42,626	3,324,841	6,555,221	591,419	322,128	150,683	(250,297)	(167,545)	(555,008)	195,077	220,111	759,223	(71,694)	100,612

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	90	20	(3)	28	3	(1)	—	(40)	(5)	—	(43)	14	(1)

Total increase (decrease) in net assets	71,921	3,974,654	7,722,408	663,290	1,032,241	417,137	(229,844)	(164,559)	(453,236)	241,341	350,147	848,478	343,257	172,174
Net Assets
Beginning of year	445,671	12,663,425	20,141,018	1,474,326	1,582,475	3,947,524	860,963	457,059	1,013,140	201,280	526,310	1,266,420	1,864,404	1,719,642

End of year	$517,592	$16,638,079	$27,863,426	$2,137,616	$2,614,716	$4,364,661	$631,119	$292,500	$559,904	$442,621	$876,457	$2,114,898	$2,207,661	$1,891,816

Changes in Units
Beginning units	3,363	82,512	119,754	10,321	2,474	19,628	5,094	1,502	2,526	870	985	7,850	10,539	12,056

Units purchased	1,516	32,221	53,930	5,745	469	3,830	89	433	196	501	350	6,640	2,646	3,463
Units sold	(926)	(10,752)	(17,775)	(2,016)	(458)	(3,411)	(2,024)	(750)	(619)	(299)	(196)	(2,980)	(2,944)	(2,747)

Ending units	3,953	103,981	155,909	14,050	2,485	20,047	3,159	1,185	2,103	1,072	1,139	11,510	10,241	12,772

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

					Nationwide
			Nationwide	Nationwide	NVIT		Federated	American		American		American
	Nationwide	Gartmore	NVIT	NVIT	Global	Gartmore	NVIT	Funds	American	Funds	American	Funds
	NVIT	NVIT	Global	Global	Technology	NVIT	High	NVIT	Funds	NVIT	Funds	NVIT	Fidelity VIP
	International	Emerging	Financial	Health	and	Global	Income	Asset	NVIT	Global	NVIT	Growth —	Equity-	Fidelity VIP
	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond	Growth	Growth	Income	Income	Growth
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Portfolio:	Portfolio:
	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II	Class II	Class II	Class II	Initial Class	Initial Class

From Operations
Net investment income (loss)	$447,567	$(3,226)	$11,139	$(3,616)	$(5,029)	$34,663	$71,811	$1,555	$19,570	$7,543	$(38)	$711	$1,827,110	$317,051
Net realized (loss) gain on investments	3,914,418	1,197,073	53,437	14,352	113,688	567,390	(295)	722	130	2,220	2,829	3	14,708,077	(4,045,431)
Net unrealized appreciation (depreciation) during the year	(3,635,537)	715,362	(72,858)	52,297	(1,136)	(266,857)	(48,698)	(785)	(18,577)	19,585	14,264	(2,310)	(14,700,803)	47,779,470

Net increase in net assets from operations	726,448	1,909,209	(8,282)	63,033	107,523	335,196	22,818	1,492	1,123	29,348	17,055	(1,596)	1,834,384	44,051,090

From Variable Life Policy Transactions
Policyholders’ net premiums	3,533,688	454,208	47,863	92,957	85,513	164,194	164,401	8,161	11,166	63,584	63,434	3,668	11,212,674	15,641,122
Cost of insurance and administrative charges	(1,355,159)	(300,381)	(25,576)	(34,043)	(39,029)	(117,671)	(56,009)	(7,305)	(23,537)	(14,987)	(14,917)	(860)	(9,087,457)	(12,649,807)
Surrenders and forfeitures	(5,702,912)	(251,669)	(16,001)	(18,332)	(17,449)	(164,149)	(14,623)	(346)	—	(1,606)	(4,858)	—	(9,186,872)	(11,770,343)
Transfers between portfolios and the Guaranteed Account	713,834	1,201,533	27,329	(161,926)	(174,614)	(20,581)	114,528	83,256	306,712	324,287	128,998	71,400	(1,642,100)	(8,342,003)
Net (withdrawals) repayments due to policy loans	(129,285)	(85,664)	230	605	9	(21,557)	(8,563)	—	—	(205)	(1)	—	(784,371)	(980,166)
Withdrawals due to death benefits	(172,114)	—	—	(18)	(21)	—	—	—	—	—	—	—	(508,558)	(556,449)

Net (decrease) increase in net assets derived from policy transactions	(3,111,948)	1,018,027	33,845	(120,757)	(145,591)	(159,764)	199,734	83,766	294,341	371,073	172,656	74,208	(9,996,684)	(18,657,646)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(9,585)	(483)	32	(817)	(1,898)	5	(51)	(9)	(16)	(25)	(16)	(4)	2,041	8,980

Total increase (decrease) in net assets	(2,395,085)	2,926,753	25,595	(58,541)	(39,966)	175,437	222,501	85,249	295,448	400,396	189,695	72,608	(8,160,259)	25,402,424
Net Assets
Beginning of year	31,620,607	3,992,157	378,832	612,790	618,360	2,020,297	897,186	30,253	15,416	46,592	100,792	—	161,920,720	178,521,493

End of year	$29,225,522	$6,918,910	$404,427	$554,249	$578,394	$2,195,734	$1,119,687	$115,502	$310,864	$446,988	$290,487	$72,608	$153,760,461	$203,923,917

Changes in Units
Beginning units	169,162	18,901	2,443	5,642	5,206	11,033	7,786	288	147	432	977	—	310,744	461,606

Units purchased	33,291	12,036	813	1,378	4,669	4,684	2,993	825	2,979	3,367	1,779	746	33,081	55,600
Units sold	(54,163)	(8,268)	(600)	(2,481)	(5,793)	(5,689)	(1,292)	(69)	(226)	(149)	(220)	(8)	(54,266)	(99,747)

Ending units	148,290	22,669	2,656	4,539	4,082	10,028	9,487	1,044	2,900	3,650	2,536	738	289,559	417,459

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

										Fidelity		Fidelity
									Fidelity	VIP II		VIP II	Fidelity	Fidelity
	Fidelity VIP			Fidelity	Fidelity	Fidelity	Fidelity		VIP II	Investment	Fidelity	Investment	VIP III	VIP III
	High	Fidelity VIP	Fidelity VIP	VIP	VIP	VIP	VIP	VIP	Asset	Grade	VIP II	Grade	Mid	Value
	Income	Overseas	Overseas	Equity-Income	Growth	Overseas	Overseas	High	Manager	Bond	Contrafund	Bond	Cap	Strategies
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Income	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Initial	Initial	Initial	Service	Service	Service	Service	Portfolio — Initial	Initial	Initial	Initial	Service	Service	Service
	Class	Class	Class R	Class	Class	Class	Class R	Class R	Class	Class	Class	Class	Class	Class

From Operations
Net investment income (loss)	$1,173,362	$1,013,507	$809,468	$39,344	$(3,678)	$5,569	$48,210	$189,786	$2,399,301	$1,782,083	$411,386	$40,660	$3,544	$3,509
Net realized (loss) gain on investments	(225,406)	4,472,270	3,194,769	362,855	97,773	24,839	183,560	(10,139)	1,072,657	(265,115)	41,271,490	(13,525)	1,965,310	289,868
Net unrealized appreciation (depreciation) during the year	(545,800)	408,774	609,776	(399,143)	430,570	4,884	46,342	(195,385)	2,578,882	173,626	(18,376,010)	15,177	153,557	(191,818)

Net increase in net assets from operations	402,156	5,894,551	4,614,013	3,056	524,665	35,292	278,112	(15,738)	6,050,840	1,690,594	23,306,866	42,312	2,122,411	101,559

From Variable Life Policy Transactions
Policyholders’ net premiums	772,741	498,821	3,803,677	991,649	561,070	2,441	505,509	733,317	3,453,106	3,990,928	9,837,210	289,057	1,269,505	215,320
Cost of insurance and administrative charges	(1,233,316)	(1,852,882)	(1,383,496)	(390,437)	(214,074)	(21,059)	(184,465)	(59,793)	(3,056,354)	(3,092,093)	(7,752,655)	(168,824)	(802,236)	(149,322)
Surrenders and forfeitures	(1,337,640)	(2,910,025)	(1,561,896)	(130,961)	(82,301)	(997)	(100,545)	(16,088)	(2,491,093)	(6,594,430)	(8,298,156)	(65,062)	(642,992)	(57,548)
Transfers between portfolios and the Guaranteed Account	(3,072,224)	(1,004,924)	201,198	186,883	(88,635)	(666)	200,676	2,770,434	(790,029)	(60,947)	(1,865,800)	852	250,834	235,041
Net (withdrawals) repayments due to policy loans	60,930	(132,736)	(66,609)	(23,838)	(3,126)	316	(21,068)	(17,156)	(156,761)	(84,886)	(802,952)	(3,804)	(91,077)	5,940
Withdrawals due to death benefits	(33,059)	(52,006)	(51,359)	(4,018)	(5,844)	(3,856)	(2,045)	(516)	(339,505)	(40,894)	(394,817)	(2,165)	(116,086)	(2,004)

Net (decrease) increase in net assets derived from policy transactions	(4,842,568)	(5,453,752)	941,515	629,278	167,090	(23,821)	398,062	3,410,198	(3,380,636)	(5,882,322)	(9,277,170)	50,054	(132,052)	247,427

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,000	1,239	(9,837)	(9)	29	1	915	718	(6)	1,099	(15)	2	910	—

Total increase (decrease) in net assets	(4,439,412)	442,038	5,545,691	632,325	691,784	11,472	677,089	3,395,178	2,670,198	(4,190,629)	14,029,681	92,368	1,991,269	348,986
Net Assets
Beginning of year	18,798,635	37,424,096	27,032,323	3,164,756	1,874,827	226,150	1,578,430	—	42,938,605	50,844,235	142,870,775	1,178,371	14,489,664	2,393,115

End of year	$14,359,223	$37,866,134	$32,578,014	$3,797,081	$2,566,611	$237,622	$2,255,519	$3,395,178	$45,608,803	$46,653,606	$156,900,456	$1,270,739	$16,480,933	$2,742,101

Changes in Units
Beginning units	80,318	106,054	145,516	18,502	13,173	1,049	10,294	—	126,173	209,573	354,948	10,341	53,198	10,422

Units purchased	5,143	2,256	35,975	6,866	4,300	12	4,677	38,287	13,027	28,527	37,574	3,013	10,177	6,182
Units sold	(30,596)	(19,755)	(31,357)	(3,315)	(3,151)	(113)	(2,334)	(3,801)	(23,837)	(57,028)	(63,039)	(2,572)	(11,005)	(5,277)

Ending units	54,865	88,555	150,134	22,053	14,322	948	12,637	34,486	115,363	181,072	329,483	10,782	52,370	11,327

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

		Fidelity	Fidelity	Fidelity	Lehman			Neuberger
		VIP IV	VIP IV	VIP IV	Brothers			Berman	Neuberger
	Fidelity	Freedom	Freedom	Freedom	AMT	Neuberger	Neuberger	AMT	Berman	Neuberger	Neuberger	Van Eck	Van Eck	Van Eck
	VIP IV	Fund	Fund	Fund	Short	Berman	Berman	Mid	AMT	Berman	Berman	Worldwide	Worldwide	Worldwide
	Energy	2010	2020	2030	Duration	AMT	AMT	Cap	Socially	AMT	AMT	Bond	Hard	Emerging
	Portfolio:	Portfolio —	Portfolio —	Portfolio —	Bond	Partners	Fasciano	Growth	Responsive	International	Regency	Fund:	Assets	Markets
	Service	Service	Service	Service	Portfolio —	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Fund:	Fund:
	Class 2	Class	Class	Class	I Class	I Class	S Class	I Class	I Class	S Class	S Class	Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$(7,897)	$10,513	$13,875	$17,078	$305,962	$(3,620)	$(7,253)	$(7,936)	$(6,273)	$12,949	$(425)	$257,380	$(45,254)	$(64,076)
Net realized (loss) gain on investments	35,354	14,026	48,610	69,485	(79,063)	4,600,312	41,021	135,281	52,980	75,254	6,640	(5,459)	2,696,302	8,836,384
Net unrealized appreciation (depreciation) during the year	455,825	(1,716)	830	(10,967)	364,553	(1,725,157)	(35,544)	58,435	21,365	(102,289)	(2,103)	154,195	649,815	698,502

Net increase in net assets from operations	483,282	22,823	63,315	75,596	591,452	2,871,535	(1,776)	185,780	68,072	(14,086)	4,112	406,116	3,300,863	9,470,810

From Variable Life Policy Transactions
Policyholders’ net premiums	88,305	21,015	30,691	372,564	1,518,259	2,133,890	96,531	102,547	96,809	77,454	16,041	121,407	133,110	169,628
Cost of insurance and administrative charges	(77,060)	(14,885)	(32,485)	(56,309)	(1,018,762)	(1,824,140)	(69,888)	(80,106)	(55,415)	(35,801)	(6,090)	(275,375)	(273,446)	(994,901)
Surrenders and forfeitures	(228,285)	(448)	—	(3,620)	(1,059,855)	(2,696,408)	(71,761)	(114,250)	(48,163)	(13,699)	(1,412)	(139,915)	(571,819)	(2,062,559)
Transfers between portfolios and the Guaranteed Account	719,986	373,833	395,719	570,897	(332,762)	107,844	54,649	682,820	93,545	581,141	75,477	13,813	41,560	(711,096)
Net (withdrawals) repayments due to policy loans	(1,287)	—	(274)	(80,641)	60,398	(145,663)	(1,155)	(13,314)	(3,368)	(3,811)	(3,470)	(13,294)	(1,095,874)	(1,378,757)
Withdrawals due to death benefits	—	—	—	—	(10,286)	(155,322)	(1,299)	—	—	—	—	(12,482)	(6,986)	(17,367)

Net (decrease) increase in net assets derived from policy transactions	501,659	379,515	393,651	802,891	(843,008)	(2,579,799)	7,077	577,697	83,408	605,284	80,546	(305,846)	(1,773,455)	(4,995,052)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	2,952	(27)	(35)	(54)	(3,398)	9,215	994	(66)	(57)	30	(16)	983	2,113	1,218

Total increase (decrease) in net assets	987,893	402,311	456,931	878,433	(254,954)	300,951	6,295	763,411	151,423	591,228	84,642	101,253	1,529,521	4,476,976
Net Assets
Beginning of year	945,548	150,734	421,728	269,394	14,923,733	34,036,293	1,034,336	775,995	948,821	466,192	135,667	4,703,316	8,269,315	27,550,188

End of year	$1,933,441	$553,045	$878,659	$1,147,827	$14,668,779	$34,337,244	$1,040,631	$1,539,406	$1,100,244	$1,057,420	$220,309	$4,804,569	$9,798,836	$32,027,164

Changes in Units
Beginning units	6,071	1,284	3,434	2,127	72,788	158,015	5,940	3,483	5,451	3,252	1,061	15,761	13,836	65,596

Units purchased	6,604	3,214	4,002	7,857	12,849	13,639	1,590	3,448	1,967	4,536	784	480	691	1,804
Units sold	(4,096)	(128)	(898)	(1,775)	(16,792)	(33,127)	(1,506)	(1,702)	(1,567)	(587)	(162)	(2,564)	(3,029)	(10,903)

Ending units	8,579	4,370	6,538	8,209	68,845	138,527	6,024	5,229	5,851	7,201	1,683	13,677	11,498	56,497

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

										Dreyfus
									Dreyfus	Variable	Dreyfus
						Alger			Variable	Investment	Investment
	Van Eck		Van Eck	Van Eck	Van Eck	American		Wells Fargo	Investment	Fund —	Portfolios —
	Worldwide	Van Eck	Worldwide	Worldwide	Worldwide	Small		VT	Fund —	Developing	Small Cap	Dreyfus	American
	Real Estate	Worldwide	Hard	Emerging	Real	Capitalization	Wells Fargo	Opportunity	Appreciation	Leaders	Stock Index	Stock Index	Century VP	American
	Portfolio:	Bond	Assets	Markets	Estate	Portfolio:	Advantage	Fund —	Portfolio:	Portfolio:	Portfolio:	Fund, Inc.:	International	Century VP
	Initial	Fund:	Fund:	Fund:	Portfolio:	Class O	VT Discovery	Investor	Initial	Initial	Service	Initial	Fund:	Ultra Fund:
	Class	Class R	Class R	Class R	Class R	Shares	Fund	Class	Shares	Shares	Shares	Shares	Class I	Class I

From Operations
Net investment income (loss)	$21,481	$184,870	$(49,989)	$(48,737)	$18,890	$(257,313)	$(82,507)	$(9,603)	$38,687	$201	$(23,572)	$116,602	$7	$(15,247)
Net realized (loss) gain on investments	999,603	(70,215)	1,720,586	4,181,058	638,901	2,030,757	491,458	1,617,549	142,589	18,643	501,316	480,800	78,511	61,480
Net unrealized appreciation (depreciation) during the year	(962,478)	201,159	1,517,823	1,375,870	(679,814)	4,071,331	1,754,332	(1,108,886)	104,766	(40,897)	(600,789)	(142,157)	103,086	349,148

Net increase in net assets from operations	58,606	315,814	3,188,420	5,508,191	(22,023)	5,844,775	2,163,283	499,060	286,042	(22,053)	(123,045)	455,245	181,604	395,381

From Variable Life Policy Transactions
Policyholders’ net premiums	52,422	521,304	611,429	1,708,761	588,459	2,761,950	1,099,772	790,683	473,648	24,079	1,269,461	1,490,493	33,322	340,401
Cost of insurance and administrative charges	(226,158)	(210,033)	(377,011)	(730,275)	(374,935)	(2,251,307)	(701,210)	(524,863)	(281,960)	(17,647)	(497,981)	(686,935)	(59,785)	(161,903)
Surrenders and forfeitures	(275,541)	(139,362)	(603,578)	(1,069,679)	(385,746)	(2,304,830)	(374,288)	(320,897)	(179,834)	(1,629)	(181,584)	(1,555,315)	(40,652)	(79,097)
Transfers between portfolios and the Guaranteed Account	(175,450)	236,432	1,195,185	(405,085)	1,317,223	(806,133)	(518,293)	(165,392)	(172,161)	(44,454)	197,808	804,400	41,139	(179,207)
Net (withdrawals) repayments due to policy loans	(24,963)	(38,349)	18,883	(35,860)	(656)	(478,131)	(144,406)	(70,879)	21,716	(13,808)	(17,302)	(46,053)	(4,677)	(6,899)
Withdrawals due to death benefits	(485)	(2,520)	(33,902)	(42,890)	(10,667)	(40,944)	(9,314)	(4,201)	(3,657)	—	(305)	(3,595)	(3,568)	—

Net (decrease) increase in net assets derived from policy transactions	(650,175)	367,472	811,006	(575,028)	1,133,678	(3,119,395)	(647,739)	(295,549)	(142,248)	(53,459)	770,097	2,995	(34,221)	(86,705)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,002	(1,088)	4,579	(11,142)	(794)	(469)	(1,994)	992	(542)	(16)	52	7	994	960

Total increase (decrease) in net assets	(590,567)	682,198	4,004,005	4,922,021	1,110,861	2,724,911	1,513,550	204,503	143,252	(75,528)	647,104	458,247	148,377	309,636
Net Assets
Beginning of year	5,221,341	3,333,139	7,147,905	14,924,859	5,506,576	36,763,017	10,355,423	8,450,025	4,497,830	222,638	6,141,500	10,697,329	1,044,708	2,035,233

End of year	$4,630,774	$4,015,337	$11,151,910	$19,846,880	$6,617,437	$39,487,928	$11,868,973	$8,654,528	$4,641,082	$147,110	$6,788,604	$11,155,576	$1,193,085	$2,344,869

Changes in Units
Beginning units	13,258	23,711	23,664	50,796	22,052	201,820	142,861	60,023	32,783	1,095	29,618	62,009	3,313	18,237

Units purchased	527	7,466	8,581	12,438	8,545	20,474	17,542	7,208	4,698	196	9,772	15,050	109	3,348
Units sold	(2,268)	(4,698)	(8,145)	(13,683)	(6,277)	(38,400)	(26,548)	(8,857)	(5,820)	(412)	(5,854)	(15,745)	(644)	(4,516)

Ending units	11,517	26,479	24,100	49,551	24,320	183,894	133,855	58,374	31,661	879	33,536	61,314	2,778	17,069

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

								Janus	Janus		Janus Aspen	Janus	Janus
						American	Janus	Aspen	Aspen	Janus	Series—	Aspen	Aspen
		American		American	American	Century	Aspen	Series—	Series—	Aspen	INTECH	Series—	Series—	Oppenheimer
		Century VP	American	Century VP	Century	VP	Series—	International	Global	Series—	Risk-Managed	International	Global	Capital
	American	Income and	Century VP	Mid Cap	VP	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation
	Century VP	Growth	International	Value	Vista	Protection	Portfolio—	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:
	Value Fund:	Fund:	Fund:	Fund:	Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service
	Class I	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$83,646	$19,768	$(1,474)	$183	$(3,130)	$65,208	$(14,363)	$(6,482)	$(773)	$17,487	$(538)	$(14,711)	$(272)	$(30,169)
Net realized (loss) gain on investments	831,477	129,907	123,047	17,286	81,688	(5,102)	125,693	327,016	13,402	78,548	1,148	357,374	10,071	184,585
Net unrealized appreciation (depreciation) during the year	(1,399,603)	(179,026)	230,784	(47,694)	32,489	85,482	767,240	397,966	30,340	(938)	11,300	918,622	32,350	592,442

Net increase in net assets from operations	(484,480)	(29,351)	352,357	(30,225)	111,047	145,588	878,570	718,500	42,969	95,097	11,910	1,261,285	42,149	746,858

From Variable Life Policy Transactions
Policyholders’ net premiums	751,312	259,661	253,214	62,325	33,239	204,902	324,020	103,086	4,055	124,241	27,507	390,798	50,519	859,953
Cost of insurance and administrative charges	(482,492)	(162,647)	(131,105)	(34,348)	(32,711)	(93,754)	(200,160)	(117,234)	(17,009)	(80,507)	(14,046)	(243,593)	(18,987)	(429,342)
Surrenders and forfeitures	(355,191)	(75,575)	(150,151)	(55,304)	(303,207)	(24,017)	(83,760)	(143,091)	(5,124)	(35,577)	(540)	(143,407)	(22,555)	(277,314)
Transfers between portfolios and the Guaranteed Account	(549,243)	23,522	273,233	240,850	590,992	14,206	943,327	780,979	(5,142)	(139,559)	(14,460)	1,886,587	400,949	(177,121)
Net (withdrawals) repayments due to policy loans	(36,312)	(4,384)	(10,105)	(3,569)	(6,363)	(16,941)	(11,393)	(6,898)	14,401	62,822	2,137	(87,380)	(1,763)	(6,031)
Withdrawals due to death benefits	(3,242)	(38)	—	—	—	—	—	—	(1,523)	—	—	(20,596)	—	(6,631)

Net (decrease) increase in net assets derived from policy transactions	(675,168)	40,539	235,086	209,954	281,950	84,396	972,034	616,842	(10,342)	(68,580)	598	1,782,409	408,163	(36,486)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,000	1	(203)	(22)	(28)	(334)	1,303	773	208	1,000	(351)	(11,272)	(22)	13

Total increase (decrease) in net assets	(1,158,648)	11,189	587,240	179,707	392,969	229,650	1,851,907	1,336,115	32,835	27,517	12,157	3,032,422	450,290	710,385
Net Assets
Beginning of year	9,359,994	1,833,569	1,925,119	270,859	132,041	1,624,404	2,338,166	2,620,207	205,603	1,014,363	231,276	3,701,931	242,903	5,457,143

End of year	$8,201,346	$1,844,758	$2,512,359	$450,566	$525,010	$1,854,054	$4,190,073	$3,956,322	$238,438	$1,041,880	$243,433	$6,734,353	$693,193	$6,167,528

Changes in Units
Beginning units	54,195	10,276	12,193	2,012	1,069	12,803	14,008	5,388	1,499	6,135	1,125	16,893	1,946	41,327

Units purchased	9,457	3,606	4,295	2,385	5,854	2,389	5,849	1,782	268	1,995	180	12,397	3,042	8,143
Units sold	(13,015)	(3,634)	(2,913)	(948)	(3,861)	(2,023)	(2,560)	(1,278)	(351)	(2,619)	(170)	(5,060)	(396)	(8,453)

Ending units	50,637	10,248	13,575	3,449	3,062	13,169	17,297	5,892	1,416	5,511	1,135	24,230	4,592	41,017

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

														Franklin
													Franklin	Templeton
													Templeton	VIP
	Oppenheimer			Oppenheimer				AIM V.I.	AIM V.I.		Federated	Federated	VIP	Franklin
	Global	Oppenheimer	Oppenheimer	Main Street	Oppenheimer		AIM V.I.	Capital	Capital	Federated	American	Capital	Franklin	Rising
	Securities	Main Street	High Income	Small Cap	Global	Oppenheimer	Basic Value	Appreciation	Development	Quality Bond	Leaders	Appreciation	Small	Dividends
	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Securities	High Income	Fund:	Fund:	Fund:	Fund II:	Fund II:	Fund II:	Cap Value	Securities
	Non-Service	Non-Service	Non-Service	Non-Service	Fund/VA:	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary	Securities	Fund:
	Shares	Shares	Shares	Shares	Class 3	Class 3	Shares	Shares	Shares	Shares	Shares	Shares	Fund: Class 1	Class 1

From Operations
Net investment income (loss)	$19,867	$9,519	$70,092	$(9,604)	$55,304	$(490)	$(2,952)	$(2,900)	$(5,790)	$104,065	$669	$211	$15,352	$174,536
Net realized (loss) gain on investments	287,621	180,601	(15,061)	182,676	789,798	(297)	277,299	27,939	121,821	(29,287)	9,867	20,637	941,188	997,875
Net unrealized appreciation (depreciation) during the year	(130,549)	(55,987)	(57,415)	(234,885)	(309,758)	(2,864)	(241,133)	16,171	(48,127)	55,478	(22,110)	(5,097)	(1,187,572)	(1,524,727)

Net increase in net assets from operations	176,939	134,133	(2,384)	(61,813)	535,344	(3,651)	33,214	41,210	67,904	130,256	(11,574)	15,751	(231,032)	(352,316)

From Variable Life Policy Transactions
Policyholders’ net premiums	76,838	474,144	78,205	223,921	1,730,101	91,493	331,363	56,918	117,072	415,508	10,719	23,044	765,135	811,999
Cost of insurance and administrative charges	(138,563)	(243,465)	(75,743)	(126,711)	(687,492)	(3,218)	(202,805)	(39,910)	(52,898)	(234,692)	(8,986)	(11,391)	(495,746)	(581,931)
Surrenders and forfeitures	(21,333)	(103,465)	(28,660)	(137,371)	(536,478)	(870)	(211,637)	(9,074)	(36,298)	(123,812)	(669)	(14,936)	(403,554)	(395,553)
Transfers between portfolios and the Guaranteed Account	66,015	52,428	(277,657)	320,377	906,464	189,203	66,828	3,301	97,247	19,507	(47,560)	(50,087)	98,564	(211,442)
Net (withdrawals) repayments due to policy loans	10,831	(47,799)	(21,635)	(31,531)	(90,678)	(1,753)	(9,138)	(5,334)	(12,408)	40,814	(67)	(327)	(98,550)	(25,976)
Withdrawals due to death benefits	—	(6,235)	—	—	(25,177)	—	(1,291)	(19)	—	(3,852)	—	—	(21,265)	(2,706)

Net (decrease) increase in net assets derived from policy transactions	(6,212)	125,608	(325,490)	248,685	1,296,740	274,855	(26,680)	5,882	112,715	113,473	(46,563)	(53,697)	(155,416)	(405,609)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,000	1,043	(44)	(97)	(233)	(10)	(104)	(26)	(32)	(3)	(7)	(8)	(13)	(487)

Total increase (decrease) in net assets	171,727	260,784	(327,918)	186,775	1,831,851	271,194	6,430	47,066	180,587	243,726	(58,144)	(37,954)	(386,461)	(758,412)
Net Assets
Beginning of year	2,883,550	3,575,245	1,085,691	2,368,572	9,258,685	—	3,042,844	343,574	683,524	2,724,211	148,881	163,415	8,565,210	10,654,504

End of year	$3,055,277	$3,836,029	$757,773	$2,555,347	$11,090,536	$271,194	$3,049,274	$390,640	$864,111	$2,967,937	$90,737	$125,461	$8,178,749	$9,896,092

Changes in Units
Beginning units	9,975	23,629	7,314	10,503	60,153	—	15,813	2,210	2,821	23,630	644	920	36,733	57,462

Units purchased	672	5,994	606	2,793	20,120	2,981	2,983	1,055	1,141	9,110	135	217	6,465	29,853
Units sold	(1,521)	(5,155)	(2,963)	(1,917)	(12,020)	(160)	(3,093)	(1,009)	(571)	(8,563)	(167)	(367)	(7,463)	(32,226)

Ending units	9,126	24,468	4,957	11,379	68,253	2,821	15,703	2,256	3,391	24,177	612	770	35,735	55,089

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

		Franklin	Franklin
	Franklin	Templeton	Templeton
	Templeton	VIP	VIP			MFS		Putnam							Van
	VIP	Templeton	Templeton	AllianceBernstein	AllianceBernstein	Investors		VT	Putnam			Vanguard			Kampen
	Templeton	Developing	Global	Growth	Small/Mid	Growth	MFS	Growth	VT	Putnam		Total	Vanguard		Core Plus
	Foreign	Markets	Income	and	Cap	Stock	Value	&	International	VT	Vanguard	Bond	High	Vanguard	Fixed
	Securities	Securities	Securities	Income	Value	Series:	Series:	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income
	Fund:	Fund —	Fund —	Portfolio:	Portfolio:	Initial	Initial	Fund:	Fund:	Fund:	Income	Index	Bond	Index	Portfolio:
	Class 1	Class 3	Class 3	Class A	Class A	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I

From Operations
Net investment income (loss)	$30,270	$29,886	$15,723	$29,639	$8,470	$(3,287)	$10,361	$3,639	$5,856	$(5,165)	$29,169	$32,834	$41,134	$6,822	$37,083
Net realized (loss) gain on investments	188,360	243,661	6,941	407,129	453,407	39,323	374,676	93,597	50,678	119,428	155,074	(1,360)	(708)	343,958	419
Net unrealized appreciation (depreciation) during the year	66,548	162,374	48,450	(261,039)	(434,979)	50,977	(118,398)	(125,674)	(35,468)	(62,025)	(117,572)	37,629	(34,886)	(227,178)	25,324

Net increase in net assets from operations	285,178	435,921	71,114	175,729	26,898	87,013	266,639	(28,438)	21,066	52,238	66,671	69,103	5,540	123,602	62,826

From Variable Life Policy Transactions
Policyholders’ net premiums	65,136	261,627	54,211	340,126	239,106	103,285	350,286	63,310	1,843	31,576	456,940	258,037	272,608	787,293	139,677
Cost of insurance and administrative charges	(101,037)	(134,546)	(28,684)	(237,175)	(165,412)	(61,661)	(225,588)	(36,827)	(11,022)	(23,088)	(178,759)	(110,268)	(97,952)	(270,666)	(77,590)
Surrenders and forfeitures	(39,159)	(296,495)	(5,253)	(127,805)	(125,131)	(39,922)	(342,623)	(70,533)	(37,554)	(3,602)	(80,554)	(28,035)	(17,575)	(84,911)	(50,463)
Transfers between portfolios and the Guaranteed Account	88,346	1,218,595	288,190	(409,768)	189,354	(60,708)	680,375	(76,117)	85,634	(142,959)	15,133	(12,569)	14,103	200,731	338,629
Net (withdrawals) repayments due to policy loans	21,958	(5,664)	(3,585)	(13,252)	(17,693)	(9,356)	(52,708)	(14,345)	356	(423,855)	201	(8,596)	(1,352)	(9,446)	(16,876)
Withdrawals due to death benefits	—	—	—	(3,599)	—	—	(2,736)	—	—	(2,398)	(4,232)	(1,263)	(3,022)	(1,208)	(5,980)

Net (decrease) increase in net assets derived from policy transactions	35,244	1,043,517	304,879	(451,473)	120,224	(68,362)	407,006	(134,512)	39,257	(564,326)	208,729	97,306	166,810	621,793	327,397

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(302)	(110)	(115)	(117)	(122)	(28)	(27)	(21)	—	—	(2)	5	—	4	—

Total increase (decrease) in net assets	320,120	1,479,328	375,878	(275,861)	147,000	18,623	673,618	(162,971)	60,323	(512,088)	275,398	166,414	172,350	745,399	390,223
Net Assets
Beginning of year	1,837,323	1,253,547	510,397	4,292,206	3,116,027	844,070	3,644,869	567,734	229,751	1,006,998	1,928,334	1,071,703	663,994	2,482,530	1,174,287

End of year	$2,157,443	$2,732,875	$886,275	$4,016,345	$3,263,027	$862,693	$4,318,487	$404,763	$290,074	$494,910	$2,203,732	$1,238,117	$836,344	$3,227,929	$1,564,510

Changes in Units
Beginning units	4,317	7,730	4,632	23,141	13,955	5,315	17,085	2,837	728	3,775	11,748	9,537	4,963	12,722	9,217

Units purchased	250	9,084	3,649	3,724	5,160	680	6,154	460	45	270	3,464	2,583	2,481	4,940	2,286
Units sold	(552)	(3,630)	(985)	(6,187)	(5,198)	(1,133)	(4,942)	(891)	(213)	(658)	(2,246)	(1,723)	(1,254)	(1,928)	(1,538)

Ending units	4,015	13,184	7,296	20,678	13,917	4,862	18,297	2,406	560	3,387	12,966	10,397	6,190	15,734	9,965

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

	Van Kampen
	Emerging	Van Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Markets	U.S. Real	Blue Chip	Equity	Limited
	Debt	Estate	Growth	Income	Term Bond
	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio —
	Class I	Class I	Class II	Class II	Class II
From Operations
Net investment income (loss)	$26,374	$28,182	$(10,484)	$20,444	$11,156
Net realized (loss) gain on investments	15,887	1,207,274	32,804	234,818	88
Net unrealized appreciation (depreciation) during the year	(19,364)	(2,521,117)	155,471	(219,693)	3,603

Net increase in net assets from Operations	22,897	(1,285,661)	177,791	35,569	14,847

From Variable Life Policy Transactions
Policyholders’ net premiums	19,656	577,467	132,621	370,428	30,350
Cost of insurance and administrative charges	(17,339)	(356,872)	(86,482)	(188,836)	(15,712)
Surrenders and forfeitures	(25,646)	(276,704)	(161,451)	(174,968)	(6,699)
Transfers between portfolios and the Guaranteed Account	114,856	(273,410)	639,095	508,674	113,424
Net (withdrawals) repayments due to policy loans	19,638	(85,173)	(20,270)	(15,187)	—

Net (decrease) increase in net assets derived from policy transactions	111,165	(414,692)	503,513	500,111	121,363

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(25)	(463)	(99)	(97)	(5)

Total increase (decrease) in net assets	134,037	(1,700,816)	681,205	535,583	136,205
Net Assets
Beginning of year	333,586	7,516,293	1,512,514	1,901,205	266,960

End of year	$467,623	$5,815,477	$2,193,719	$2,436,788	$403,165

Changes in Units
Beginning units	1,475	24,171	12,367	15,244	2,565

Units purchased	117	6,544	6,288	10,012	1,363
Units sold	(285)	(7,319)	(2,599)	(6,153)	(220)

Ending units	1,307	23,396	16,056	19,103	3,708

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements
     December 31, 2008 and 2007

1.	Organization

The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

As of December 31, 2008, Nationwide Life Insurance Company of America no longer sells variable life contacts. The Policies were distributed principally through career agents and brokers.

Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and fifty subaccounts:

Nationwide Variable Insurance Trust:
NVIT Nationwide Fund Class IV
NVIT Money Market Fund Class IV
NVIT Government Bond Fund Class IV
JP Morgan NVIT Balanced Fund Class IV
NVIT Mid Cap Growth Fund Class IV
NVIT Multi-Manager International Value Fund Class IV
  (Formerly NVIT International Value Fund Class IV)
NVIT Growth Fund Class IV
Van Kampen NVIT Comstock Value Fund Class IV
NVIT Multi-Manager Small Company Fund Class IV
NVIT Multi-Manager Small Cap Value Fund Class IV
  (Formerly NVIT Multi-Manager Small Cap Growth Fund Class IV)
NVIT S&P 500 Index Fund Class IV
NVIT Government Bond Fund Class I
NVIT Investor Destinations Aggressive Fund Class II
NVIT Investor Destinations Conservative Fund Class II
NVIT Investor Destinations Moderate Fund Class II
NVIT Investor Destinations Moderately Aggressive Fund Class II
NVIT Investor Destinations Moderately Conservative Fund Class II
NVIT Core Plus Bond Fund Class I
Neuberger Berman NVIT Socially Responsible Fund Class II
Gartmore NVIT Emerging Markets Fund Class I
NVIT Mid Cap Index Fund Class I
Federated NVIT High Income Bond Fund Class I
NVIT Global Financial Services Fund Class I
NVIT Health Sciences Fund Class I
  (Formerly NVIT Global Health Sciences Fund Class I)
NVIT Technology and Communications Fund Class I
  (Formerly NVIT Global Technology and Communications Fund Class I)

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

1.	Organization, continued

Nationwide Variable Insurance Trust: (Continued)
Gartmore NVIT Global Utilities Fund Class I
NVIT Multi-Manager Small Cap Growth Fund Class I
NVIT U.S. Growth Leaders Fund Class I
NVIT Multi Sector Bond Fund Class I
NVIT Multi-Manager International Value Fund Class III
Gartmore NVIT Emerging Markets Fund Class III
NVIT Global Financial Services Fund Class III
NVIT Health Sciences Fund Class III
  (Formerly NVIT Global Health Sciences Fund Class III)
NVIT Technology and Communications Fund Class III
  (Formerly NVIT Global Technology and Communications Fund Class III)
Gartmore NVIT Global Utilities Fund Class III
Federated NVIT High Income Bond Fund Class III
Gartmore NVIT International Equity Fund Class VI
NVIT Core Bond Fund Class I
NVIT Short Term Bond Fund Class II
Van Kampen NVIT Real Estate Fund Class I
American Funds NVIT Asset Allocation Fund Class II
American Funds NVIT Bond Fund Class II
American Funds NVIT Global Growth Fund Class II
American Funds NVIT Growth Fund Class II
American Funds NVIT Growth-Income Fund Class II
NVIT Cardinal Aggressive Fund I
NVIT Cardinal Balanced Fund I
NVIT Cardinal Capital Appreciation Fund I
NVIT Cardinal Conservative Fund I
NVIT Cardinal Moderate Fund I
NVIT Cardinal Moderately Aggressive Fund I
NVIT Cardinal Moderately Conservative Fund I
NVIT Multi-Manager International Growth Fund Class III
NVIT Multi-Manager Large Cap Growth Fund Class I
NVIT Multi-Manager Large Cap Value Fund Class I
NVIT Multi-Manager Mid Cap Growth Fund Class I
NVIT Multi-Manager Mid Cap Value Fund Class II

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Initial Class
Fidelity VIP High Income Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class R
Fidelity VIP Equity-Income Portfolio: Service Class
Fidelity VIP Growth Portfolio: Service Class

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

1.	Organization, continued

Fidelity Variable Insurance Products Fund: (Continued)
Fidelity VIP Overseas Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class R
Fidelity VIP High Income Portfolio: Initial Class R

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Service Class

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class
Fidelity VIP III Value Strategies Portfolio: Service Class

Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2
Fidelity VIP IV Freedom Fund 2010 Portfolio: Service Class
Fidelity VIP IV Freedom Fund 2020 Portfolio: Service Class
Fidelity VIP IV Freedom Fund 2030 Portfolio: Service Class

Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class
Neuberger Berman AMT Fasciano Portfolio — S Class
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class
Neuberger Berman AMT Socially Responsive Portfolio — I Class
Neuberger Berman AMT International Portfolio — S Class
Neuberger Berman AMT Regency Portfolio — S Class

Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class
Van Eck Worldwide Hard Assets Fund: Initial Class
Van Eck Worldwide Emerging Markets Fund: Initial Class
Van Eck Worldwide Real Estate Portfolio: Initial Class
Van Eck Worldwide Bond Fund: Class R
Van Eck Worldwide Hard Assets Fund: Class R
Van Eck Worldwide Emerging Markets Fund: Class R
Van Eck Worldwide Real Estate Portfolio: Class R

The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

1.	Organization, continued

Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund
Wells Fargo VT Opportunity Fund — Investor Class

Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares

Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares

Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares

American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I
American Century VP Ultra Fund: Class I
American Century VP Value Fund: Class I
American Century VP Income and Growth Fund: Class I
American Century VP International Fund: Class III
American Century VP Mid Cap Value Fund: Class I
American Century VP Vista Fund: Class I

American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II

Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares
Janus Aspen Series — International Growth Portfolio: Service Shares
Janus Aspen Series — Global Technology Portfolio: Service Shares
Janus Aspen Series — Balanced Portfolio: Service Shares
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares
Janus Aspen Series — International Growth Portfolio: Service II Shares
Janus Aspen Series — Global Technology Portfolio: Service II Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Oppenheimer Global Securities Fund/VA: Non-Service Shares
Oppenheimer Main Street Fund/VA: Non-Service Shares
Oppenheimer High Income Fund/VA: Non-Service Shares
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares
Oppenheimer Global Securities Fund/VA: Class 3
Oppenheimer High Income Fund/VA: Class 3

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

1.	Organization, continued

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund: Series I Shares
AIM V.I. Capital Appreciation Fund: Series I Shares
AIM V.I. Capital Development Fund: Series I Shares

Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares
Federated American Leaders Fund II: Primary Shares
Federated Capital Appreciation Fund II: Primary Shares

Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3
Franklin Founding Funds Allocation Fund — Class 2

AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein VPS Growth and Income Portfolio: Class A
AllianceBernstein VPS Small / Mid Cap Value Portfolio: Class A

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class
MFS Value Series: Initial Class

Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB
Putnam VT International Equity Fund: Class IB
Putnam VT Voyager Fund: Class IB

Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio

Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I
Van Kampen Emerging Markets Debt Portfolio: Class I
Van Kampen U.S. Real Estate Portfolio: Class I

T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

1.	Organization, continued

The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of Nationwide Provident.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.	Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

Investment Valuation:

The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2008. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

2.	Summary of Significant Accounting Policies, continued

Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Standard:

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

3.	Death Benefits

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident’s general account.

4.	Policy Loans

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

4.	Policy Loans, continued

5.	Expenses and Related Party Transactions

Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

Cost of Insurance

Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5.00-$17.50) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). A face

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

5.	Expenses and Related Party Transactions, continued

amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $6,751,356 and $5,646,646 for the years ended December 31, 2008 and 2007, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations. These charges totaled $15,018 and 22,409 for the years ended December 31, 2008 and 2007, respectively.

Nationwide Provident made a daily asset charge against the assets of the Zero Coupon Bond 2007 Series Subaccount. The charge was to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2007 Series Subaccount. Nationwide Provident paid these amounts from general account assets. The amount of the asset charge currently was equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. The charge was cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges were included in the statements of changes in net assets and were assessed against each policy by liquidating units.

Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

5.	Expenses and Related Party Transactions, continued

6.	Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 — Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 — Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$0	$1,091,910,742	$0	$1,091,910,742

Accounts Receivable of $0 and Accounts Payable of $152,894 are measured at settlement value which approximates the fair value payable to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights

Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2008. The information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented.

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide Variable Insurance Trust:
NVIT Nationwide Fund Class IV	134,973	$200.90 to $5,744.05	$82,191,405	1.44%	0.00% to 0.75%	-41.99% to -41.55%
NVIT Money Market Fund Class IV	277,875	$168.77 to $3,294.21	$62,691,091	2.11%	0.00% to 0.75%	1.38% to 2.15%
NVIT Government Bond Fund Class IV	62,329	$256.19 to $5,758.07	$25,195,143	4.25%	0.00% to 0.75%	6.81% to 7.62%
JP Morgan NVIT Balanced Fund Class IV	48,504	$227.22 to $3,524.27	$26,513,389	2.74%	0.35% to 0.75%	-26.11% to -25.82%
NVIT Mid Cap Growth Fund Class IV	83,922	$278.05 to $4,197.82	$36,215,004	0.00%	0.60% to 0.75%	-46.51% to -46.43%
NVIT Multi-Manager International Value Fund Class IV	59,201	$205.04 to $2,103.89	$20,061,144	1.78%	0.60% to 0.75%	-46.75% to -46.67%
NVIT Growth Fund Class IV	158,183	$73.34 to $745.25	$15,578,987	0.26%	0.60% to 0.75%	-39.24% to -39.15%
Van Kampen NVIT Comstock Value Fund Class IV	125,870	$92.30 to $937.84	$15,634,305	2.06%	0.60% to 0.75%	-37.44% to -37.34%
NVIT Multi-Manager Small Company Fund Class IV	123,710	$100.60 to $1,022.25	$16,027,358	0.82%	0.60% to 0.75%	-38.65% to -38.56%
NVIT Multi-Manager Small Cap Value Fund Class IV	122,276	$108.86 to $1,106.13	$17,192,696	1.09%	0.60% to 0.75%	-32.78% to -32.68%
NVIT S&P 500 Index Fund Class IV	374,555	$228.04 to $2,333.76	$113,036,809	1.92%	0.60% to 0.75%	-37.76% to -37.66%
NVIT Government Bond Fund Class I	5,626	$125.80	$707,775	4.32%	0.75%	6.91%
NVIT Investor Destinations Aggressive Fund Class II	32,813	$117.19 to $1,191.75	$3,890,635	2.14%	0.60% to 0.75%	-37.32% to -37.22%
NVIT Investor Destinations Conservative Fund Class II	8,067	$116.69 to $1,165.91	$956,120	3.33%	0.60% to 0.75%	-6.73% to -6.58%
NVIT Investor Destinations Moderate Fund Class II	115,641	$117.08 to $1,179.33	$14,101,689	2.88%	0.60% to 0.75%	-23.77% to -23.66%
NVIT Investor Destinations Moderately Aggressive Fund Class II	163,360	$117.77 to $1,193.85	$19,852,890	2.52%	0.60% to 0.75%	-31.90% to -31.80%
NVIT Investor Destinations Moderately Conservative Fund Class II	15,086	$117.20 to $1,174.75	$1,935,339	3.18%	0.60% to 0.75%	-15.68% to -15.55%
NVIT Core Plus Bond Fund Class I	433	$98.98	$42,858	1.75%	0.75%	-1.02%	(a)
Neuberger Berman NVIT Socially Responsible Fund Class II	137	$61.46 to $61.50	$8,436	0.41%	0.65% to 0.75%	-38.54% to -38.50%	(a)

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore NVIT Emerging Markets Fund Class I	2,027	$208.00 to $2,097.81	$924,864	1.16%	0.60% to 0.75%	-58.08% to -58.01%
NVIT Mid Cap Index Fund Class I	18,702	$123.23 to $1,242.85	$2,580,573	1.28%	0.60% to 0.75%	-36.94% to -36.84%
Federated NVIT High Income Bond Fund Class I	2,375	$98.66 to $995.07	$331,329	8.94%	0.60% to 0.75%	-28.53% to -28.42%
NVIT Global Financial Services Fund Class I	1,077	$110.92 to $1,118.65	$143,104	1.93%	0.60% to 0.75%	-46.68% to -46.60%
NVIT Health Sciences Fund Class I	1,869	$122.56 to $1,236.04	$372,913	0.29%	0.60% to 0.75%	-25.77% to -25.66%
NVIT Technology and Communications Fund Class I	597	$95.24 to $960.56	$148,925	0.00%	0.60% to 0.75%	-48.96% to -48.88%
Gartmore NVIT Global Utilities Fund Class I	734	$176.91 to $1,784.21	$411,192	3.18%	0.60% to 0.75%	-33.44% to -33.34%
NVIT Multi-Manager Small Cap Growth Fund Class I	12,402	$90.05 to $908.20	$1,216,928	0.00%	0.60% to 0.75%	-46.82% to -46.74%
NVIT U.S. Growth Leaders Fund Class I	10,337	$115.93 to $1,169.24	$1,289,547	0.00%	0.60% to 0.75%	-41.73% to -41.64%
NVIT Multi Sector Bond Fund Class I	9,850	$100.62 to $1,014.84	$1,295,458	7.30%	0.60% to 0.75%	-17.91% to -17.79%
NVIT Multi-Manager International Value Fund Class III	140,630	$85.24 to $858.40	$14,971,527	1.81%	0.60% to 0.75%	-46.73% to -46.65%
Gartmore NVIT Emerging Markets Fund Class III	21,925	$127.54 to $442.42	$2,801,405	1.22%	0.60% to 0.75%	-58.15% to -55.76%
NVIT Global Financial Services Fund Class III	3,336	$81.08 to $81.46	$271,329	2.09%	0.65% to 0.75%	-46.62% to -46.56%
NVIT Health Sciences Fund Class III	5,513	$90.52 to $90.95	$499,743	0.30%	0.65% to 0.75%	-25.79% to -25.72%
NVIT Technology and Communications Fund Class III	4,263	$72.24 to $72.58	$308,542	0.00%	0.65% to 0.75%	-48.97% to -48.92%
Gartmore NVIT Global Utilities Fund Class III	8,429	$145.50 to $146.18	$1,229,538	3.27%	0.65% to 0.75%	-33.40% to -33.34%
Federated NVIT High Income Bond Fund Class III	8,474	$84.13 to $84.44	$714,145	8.93%	0.65% to 0.75%	-28.64% to -28.56%
Gartmore NVIT International Equity Fund Class VI	669	$54.80 to $54.84	$36,687	2.21%	0.65% to 0.75%	-45.20% to -45.16%	(a)
NVIT Core Bond Fund Class I	1,889	$98.96 to $99.02	$187,031	2.12%	0.65% to 0.75%	-1.04% to -0.98%	(a)
NVIT Short Term Bond Fund Class II	270	$98.94 to $99.00	$26,727	1.58%	0.65% to 0.75%	-1.06% to -1.00%	(a)
Van Kampen NVIT Real Estate Fund Class I	234	$56.18 to $56.22	$13,169	3.57%	0.65% to 0.75%	-43.82% to -43.78%	(a)
American Funds NVIT Asset Allocation Fund Class II	2,079	$77.13	$160,345	3.69%	0.75%	-30.30%
American Funds NVIT Bond Fund Class II	2,962	$95.88	$284,015	5.63%	0.75%	-10.55%
American Funds NVIT Global Growth Fund Class II	6,303	$74.58	$470,075	2.92%	0.75%	-39.10%
American Funds NVIT Growth Fund Class II	9,249	$63.42	$586,558	2.57%	0.75%	-44.63%
American Funds NVIT Growth-Income Fund Class II	1,478	$60.51	$89,399	2.37%	0.75%	-38.53%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

NVIT Cardinal Aggressive Fund I	3,325	$63.84	$212,266	1.27%	0.75%	-36.16%	(a)
NVIT Cardinal Balanced Fund I	14	$79.62	$1,140	0.74%	0.75%	-20.38%	(a)
NVIT Cardinal Capital Appreciation Fund I	326	$72.27	$23,569	1.33%	0.75%	-27.73%	(a)
NVIT Cardinal Conservative Fund I	120	$90.97	$10,896	0.70%	0.75%	-9.03%	(a)
NVIT Cardinal Moderate Fund I	1,060	$75.89	$80,383	0.63%	0.75%	-24.11%	(a)
NVIT Cardinal Moderately Aggressive Fund I	337	$68.62	$23,111	1.89%	0.75%	-31.38%	(a)
NVIT Cardinal Moderately Conservative Fund I	62	$83.34	$5,187	1.46%	0.75%	-16.66%	(a)
NVIT Multi-Manager International Growth Fund Class III	40	$61.10 to $61.14	$2,462	0.36%	0.65% to 0.75%	-38.90% to -38.86%	(a)
NVIT Multi-Manager Large Cap Growth Fund Class I	4	$63.33 to $63.37	$229	0.18%	0.65% to 0.75%	-36.67% to -36.63%	(a)
NVIT Multi-Manager Large Cap Value Fund Class I	507	$63.25 to $63.29	$32,070	0.81%	0.65% to 0.75%	-36.75% to -36.71%	(a)
NVIT Multi-Manager Mid Cap Growth Fund Class I	4	$62.48 to $62.52	$220	0.00%	0.65% to 0.75%	-37.52% to -37.48%	(a)
NVIT Multi-Manager Mid Cap Value Fund Class II	18	$67.24 to $67.29	$1,190	1.70%	0.65% to 0.75%	-32.76% to -32.71%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	259,698	$216.20 to $2,212.64	$79,594,296	2.48%	0.60% to 0.75%	-43.08% to -43.00%
Fidelity VIP Growth Portfolio: Initial Class	380,893	$186.82 to $1,911.89	$98,116,407	0.82%	0.60% to 0.75%	-47.56% to -47.48%
Fidelity VIP High Income Portfolio: Initial Class	43,872	$130.21 to $1,373.62	$8,959,756	8.33%	0.60% to 0.75%	-25.55% to -25.43%
Fidelity VIP Overseas Portfolio: Initial Class	69,280	$147.69 to $1,509.77	$17,824,415	2.52%	0.60% to 0.75%	-44.23% to -44.14%
Fidelity VIP Overseas Portfolio: Initial Class R	154,536	$99.84 to $1,005.39	$18,340,348	2.72%	0.60% to 0.75%	-44.23% to -44.15%
Fidelity VIP Equity-Income Portfolio: Service Class	25,036	$97.91	$2,450,897	2.59%	0.75%	-43.13%
Fidelity VIP Growth Portfolio: Service Class	16,514	$93.85	$1,549,717	0.78%	0.75%	-47.63%
Fidelity VIP Overseas Portfolio: Service Class	634	$139.64	$88,602	2.25%	0.75%	-44.28%
Fidelity VIP Overseas Portfolio: Service Class R	15,108	$99.37	$1,500,769	2.85%	0.75%	-44.30%
Fidelity VIP High Income Portfolio: Initial Class R	33,979	$73.37 to $73.49	$2,495,409	9.07%	0.65% to 0.75%	-25.44% to -25.37%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	101,048	$183.07 to $1,873.52	$29,440,111	2.63%	0.60% to 0.75%	-29.25% to -29.15%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	138,130	$200.61 to $2,050.71	$35,209,804	4.47%	0.60% to 0.75%	-3.97% to -3.83%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Contrafund Portfolio: Initial Class	305,223	$199.47 to $2,032.93	$83,226,683	0.99%	0.60% to 0.75%	-42.94% to -42.86%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	10,024	$113.05	$1,133,223	3.99%	0.75%	-4.07%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	50,517	$156.60 to $1,579.35	$9,557,589	0.36%	0.60% to 0.75%	-39.96% to -39.87%
Fidelity VIP III Value Strategies Portfolio: Service Class	10,420	$100.32 to $1,011.76	$1,220,851	0.68%	0.60% to 0.75%	-51.54% to -51.47%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	9,988	$101.82 to $102.19	$1,018,628	0.00%	0.65% to 0.75%	-54.75% to -54.70%
Fidelity VIP IV Freedom Fund 2010 Portfolio: Service Class	3,319	$93.95 to $94.29	$312,524	2.45%	0.65% to 0.75%	-25.64% to -25.56%
Fidelity VIP IV Freedom Fund 2020 Portfolio: Service Class	8,101	$89.66 to $89.99	$727,539	2.71%	0.65% to 0.75%	-33.21% to -33.15%
Fidelity VIP IV Freedom Fund 2030 Portfolio: Service Class	8,736	$85.89 to $86.20	$751,003	2.15%	0.65% to 0.75%	-38.54% to -38.48%
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	58,973	$143.89 to $1470.93	$10,686,079	4.73%	0.60% to 0.75%	-14.08% to -13.95%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	129,860	$76.35 to $1,583.72	$15,078,612	0.53%	0.60% to 0.75%	-52.75% to -52.68%
Neuberger Berman AMT Fasciano Portfolio — S Class	5,711	$89.07 to $898.31	$602,443	0.00%	0.60% to 0.75%	-39.93% to -39.84%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	6,626	$124.64 to $1,257.07	$1,051,885	0.00%	0.60% to 0.75%	-43.79% to -43.71%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	5,980	$106.37 to $1,072.82	$679,510	2.18%	0.60% to 0.75%	-39.90% to -39.81%
Neuberger Berman AMT International Portfolio — S Class	4,896	$78.02 to $78.31	$382,454	0.00%	0.65% to 0.75%	-46.84% to -46.78%
Neuberger Berman AMT Regency Portfolio — S Class	2,174	$70.11 to $70.37	$152,658	1.08%	0.65% to 0.75%	-46.35% to -46.30%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class	10,846	$208.65 to $2,132.87	$4,376,847	8.56%	0.60% to 0.75%	2.83% to 2.99%
Van Eck Worldwide Hard Assets Fund: Initial Class	9,861	$253.19 to $2,588.17	$4,997,263	0.30%	0.60% to 0.75%	-46.53% to -46.45%
Van Eck Worldwide Emerging Markets Fund: Initial Class	46,592	$116.71 to $1,189.54	$9,570,941	0.00%	0.60% to 0.75%	-65.04% to -64.99%
Van Eck Worldwide Real Estate Portfolio: Initial Class	9,119	$122.03 to $1,240.00	$1,682,574	5.75%	0.60% to 0.75%	-55.45% to -55.39%
Van Eck Worldwide Bond Fund: Class R	28,883	$128.06 to $1,289.60	$4,954,047	7.27%	0.60% to 0.75%	2.93% to 3.08%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Hard Assets Fund: Class R	26,325	$179.74 to $1,809.99	$6,301,428	0.34%	0.60% to 0.75%	-46.50% to -46.42%
Van Eck Worldwide Emerging Markets Fund: Class R	53,636	$109.66 to $1,104.29	$7,283,105	0.00%	0.60% to 0.75%	-65.01% to -64.96%
Van Eck Worldwide Real Estate Portfolio: Class R	24,291	$89.83 to $904.64	$2,867,887	5.55%	0.60% to 0.75%	-55.44% to -55.37%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	172,061	$86.36 to $880.20	$19,374,622	0.00%	0.60% to 0.75%	-47.00% to -46.92%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	124,354	$46.62 to $472.33	$6,135,522	0.00%	0.60% to 0.75%	-44.77% to -44.69%
Wells Fargo VT Opportunity Fund — Investor Class	51,776	$82.54 to $836.24	$4,552,777	1.91%	0.60% to 0.75%	-40.55% to -40.46%
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares	23,951	$94.96 to $959.17	$2,404,848	2.17%	0.60% to 0.75%	-30.08% to -29.97%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares	993	$83.89 to $846.06	$100,867	0.88%	0.60% to 0.75%	-38.06% to -37.97%
Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares	31,726	$131.91 to $1,341.55	$4,393,379	0.87%	0.60% to 0.75%	-31.43% to -31.33%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares	53,706	$103.97 to $1,048.58	$6,171,647	2.11%	0.60% to 0.75%	-37.61% to -37.52%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	1,782	$102.36 to $1,033.86	$462,358	0.88%	0.60% to 0.75%	-45.24% to -45.15%
American Century VP Ultra Fund: Class I	17,502	$74.70 to $754.51	$1,359,258	0.00%	0.60% to 0.75%	-41.92% to -41.83%
American Century VP Value Fund: Class I	44,924	$106.60 to $1,076.73	$5,284,098	2.49%	0.60% to 0.75%	-27.32% to -27.21%
American Century VP Income and Growth Fund: Class I	8,662	$105.97 to $1,092.46	$1,026,660	2.12%	0.60% to 0.75%	-35.08% to -34.98%
American Century VP International Fund: Class III	13,738	$101.18 to $101.65	$1,392,618	0.84%	0.65% to 0.75%	-45.24% to -45.18%
American Century VP Mid Cap Value Fund: Class I	5,470	$97.94 to $98.30	$536,858	0.07%	0.65% to 0.75%	-24.91% to -24.84%
American Century VP Vista Fund: Class I	4,165	$87.30 to $87.62	$364,258	0.00%	0.65% to 0.75%	-49.01% to -48.96%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	16,799	$116.37 to $1,173.74	$2,345,551	4.77%	0.60% to 0.75%	-2.33% to -2.18%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares	19,072	$111.25 to $1,123.66	$2,416,800	0.01%	0.60% to 0.75%	-44.73% to -44.64%
Janus Aspen Series — International Growth Portfolio: Service Shares	4,620	$140.34 to $1,417.47	$1,627,041	2.83%	0.60% to 0.75%	-52.59% to -52.51%
Janus Aspen Series — Global Technology Portfolio: Service Shares	1,026	$82.18 to $830.05	$98,533	0.08%	0.60% to 0.75%	-44.39% to -44.31%
Janus Aspen Series — Balanced Portfolio: Service Shares	9,537	$125.99 to $1,270.61	$1,400,772	2.83%	0.60% to 0.75%	-16.69% to -16.56%
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares	1,151	$115.14 to $1,161.19	$154,480	0.70%	0.60% to 0.75%	-36.72% to -36.62%
Janus Aspen Series — International Growth Portfolio: Service II Shares	32,523	$131.59 to $132.21	$4,290,799	2.99%	0.65% to 0.75%	-52.57% to -52.52%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	4,559	$83.90 to $84.29	$383,203	0.09%	0.65% to 0.75%	-44.32% to -44.26%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	39,286	$75.49 to $762.45	$3,146,181	0.15%	0.60% to 0.75%	-45.93% to -45.84%
Oppenheimer Global Securities Fund/VA: Non-Service Shares	7,895	$108.42 to $1,095.14	$1,622,746	1.59%	0.60% to 0.75%	-40.64% to -40.55%
Oppenheimer Main Street Fund/VA: Non-Service Shares	22,083	$84.79 to $856.46	$2,101,015	1.61%	0.60% to 0.75%	-38.93% to -38.84%
Oppenheimer High Income Fund/VA: Non-Service Shares	3,768	$27.85 to $280.92	$130,648	8.28%	0.60% to 0.75%	-78.83% to -78.80%
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares	10,063	$123.24 to $1,242.95	$1,379,569	0.51%	0.60% to 0.75%	-38.29% to -38.20%
Oppenheimer Global Securities Fund/VA: Class 3	67,077	$96.35 to $96.80	$6,469,687	1.53%	0.65% to 0.75%	-40.64% to -40.58%
Oppenheimer High Income Fund/VA: Class 3	8,100	$20.14 to $20.17	$163,198	6.96%	0.65% to 0.75%	-79.05% to -79.03%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund: Series I Shares	15,197	$81.55 to $822.44	$1,415,463	0.90%	0.60% to 0.75%	-52.13% to -52.06%
AIM V.I. Capital Appreciation Fund: Series I Shares	2,258	$94.38 to $951.90	$226,808	0.00%	0.60% to 0.75%	-42.92% to -42.84%
AIM V.I. Capital Development Fund: Series I Shares	8,221	$107.99 to $1,089.11	$944,198	0.00%	0.60% to 0.75%	-47.42% to -47.34%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	19,621	$107.80 to $1,051.06	$2,290,947	5.19%	0.60% to 0.75%	-7.98% to -7.84%
Federated American Leaders Fund II: Primary Shares	547	$97.25 to $980.85	$53,326	1.93%	0.60% to 0.75%	-34.29% to -34.19%
Federated Capital Appreciation Fund II: Primary Shares	559	$114.03 to $1,150.08	$63,754	0.36%	0.60% to 0.75%	-29.90% to -29.79%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1	33,596	$133.42 to $1,345.61	$5,159,296	1.44%	0.60% to 0.75%	-33.37% to -33.27%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1	49,884	$113.89 to $1,148.67	$6,575,907	2.05%	0.60% to 0.75%	-27.49% to -27.38%
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1	3,391	$140.65 to $1,418.46	$1,116,918	2.62%	0.60% to 0.75%	-40.68% to -40.59%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	13,515	$97.25 to $97.61	$1,316,120	2.88%	0.65% to 0.75%	-53.03% to -52.98%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	12,536	$127.92 to $128.39	$1,605,824	3.93%	0.65% to 0.75%	5.41% to 5.52%
Franklin Founding Funds Allocation Fund — Class 2	5	$66.23	$351	2.64%	0.75%	-33.77%	(a)
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein VPS Growth and Income Portfolio: Class A	17,672	$102.06 to $1,029.34	$2,049,646	2.11%	0.60% to 0.75%	-41.05% to -40.96%
AllianceBernstein VPS Small / Mid Cap Value Portfolio: Class A	14,011	$126.44 to $1,275.17	$2,157,791	0.75%	0.60% to 0.75%	-36.06% to -35.96%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class	4,507	$95.90 to $967.15	$507,212	0.59%	0.60% to 0.75%	-37.35% to -37.25%
MFS Value Series: Initial Class	16,210	$128.01 to $1,291.03	$2,558,791	1.31%	0.60% to 0.75%	-33.09% to -32.99%
Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB	2,001	$92.96 to $937.52	$198,497	2.18%	0.60% to 0.75%	-39.16% to -39.06%
Putnam VT International Equity Fund: Class IB	524	$124.05 to $1,251.09	$170,221	2.08%	0.60% to 0.75%	-44.37% to -44.29%
Putnam VT Voyager Fund: Class IB	3,194	$88.35 to $891.06	$307,684	0.00%	0.60% to 0.75%	-37.50% to -37.41%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	12,814	$116.30	$1,490,261	3.62%	0.95%	-31.57%
Vanguard Total Bond Market Index Portfolio	9,239	$124.10	$1,146,560	4.16%	0.95%	4.23%
Vanguard High Yield Bond Portfolio	6,995	$104.43	$730,479	7.84%	0.95%	-22.69%
Vanguard Mid Cap Index Portfolio	17,877	$118.23	$2,113,587	1.59%	0.95%	-42.37%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2008			For the Year Ended December 31, 2008

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	9,326	$104.78 to $1,056.77	$1,308,628	4.68%	0.60% to 0.75%	-10.88% to -10.74%
Van Kampen Emerging Markets Debt Portfolio: Class I	1,163	$135.64 to $1,368.00	$365,135	7.77%	0.60% to 0.75%	-15.61% to -15.49%
Van Kampen U.S. Real Estate Portfolio: Class I	17,854	$140.54 to $1,417.37	$2,819,856	3.47%	0.60% to 0.75%	-38.36% to -38.27%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	13,346	$77.64 to $77.93	$1,037,913	0.09%	0.65% to 0.75%	-43.08% to -43.02%
T Rowe Price Equity Income Portfolio — Class II	18,840	$80.62 to $80.92	$1,520,540	2.18%	0.65% to 0.75%	-36.74% to -36.68%
T Rowe Price Limited Term Bond Portfolio — Class II	10,415	$109.25 to $109.66	$1,140,127	3.63%	0.65% to 0.75%	0.55% to 0.65%

Total Policyholders’ Equity			1,091,458,998

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide Variable Insurance Trust:
Nationwide NVIT Nationwide Fund — Class IV	149,511	$346.30 to $9,827.16	$153,166,807	1.06%	0.00% to 0.75%	7.37% to 8.18%
Nationwide NVIT Money Market Fund — Class IV	279,843	$166.47 to $3,224.87	$59,782,181	4.82%	0.00% to 0.75%	4.14% to 4.94%
Nationwide NVIT Government Bond Fund — Class IV	71,643	$239.85 to $5,350.61	$25,907,305	4.46%	0.00% to 0.75%	6.46% to 7.26%
JP Morgan NVIT Balanced Fund — Class IV	54,224	$307.54 to $4,750.87	$39,307,336	2.20%	0.35% to 0.75%	3.86% to 4.28%
Nationwide NVIT Mid Cap Growth Fund — Class IV	90,685	$519.78 to $7,835.48	$72,826,749	0.00%	0.60% to 0.75%	8.22% to 8.38%
Nationwide NVIT International Value Fund Class IV	72,492	$385.05 to $3,944.99	$44,468,736	2.11%	0.60% to 0.75%	2.12% to 2.28%
Nationwide NVIT Growth Fund — Class IV	170,866	$120.71 to $1,224.77	$27,660,164	0.18%	0.60% to 0.75%	18.66% to 18.84%
Van Kampen NVIT Comstock Value Fund — Class IV	141,480	$147.52 to $1,496.75	$28,436,288	1.73%	0.60% to 0.75%	-2.92% to -2.77%
Nationwide Multi-Manager NVIT Small Company Fund — Class IV	142,233	$163.98 to $1,663.76	$29,899,031	0.11%	0.60% to 0.75%	1.39% to 1.54%
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV	142,316	$161.94 to $1,643.02	$29,870,553	1.18%	0.60% to 0.75%	-7.62% to -7.48%
Nationwide NVIT S&P 500 Index Fund — Class IV	410,597	$366.38 to $3,743.89	$196,671,685	1.60%	0.60% to 0.75%	4.32% to 4.48%
Nationwide NVIT Government Bond Fund — Class I	5,229	$117.66	$615,277	4.49%	0.75%	6.35%
Nationwide NVIT Investor Destinations Aggressive Fund — Class II	30,001	$186.96 to $1,898.33	$5,696,603	1.96%	0.60% to 0.75%	5.16% to 5.32%
Nationwide NVIT Investor Destinations Conservative Fund — Class II	3,953	$125.10 to $1,248.09	$517,209	3.85%	0.60% to 0.75%	4.59% to 4.75%
Nationwide NVIT Investor Destinations Moderate Fund — Class II	103,981	$153.58 to $1,544.74	$16,636,748	2.72%	0.60% to 0.75%	4.87% to 5.02%
Nationwide NVIT Investor Destinations Moderately Aggressive Fund — Class II	155,909	$172.95 to $1,750.56	$27,852,303	2.29%	0.60% to 0.75%	5.35% to 5.51%
Nationwide NVIT Investor Destinations Moderately Conservative Fund — Class II	14,050	$139.00 to $1,391.10	$2,137,412	3.26%	0.60% to 0.75%	5.06% to 5.22%
Gartmore NVIT Emerging Markets Fund — Class I	2,485	$496.17 to $4,996.54	$2,614,716	0.70%	0.60% to 0.75%	44.49% to 44.70%
Nationwide NVIT Mid Cap Index Fund — Class I	20,047	$195.42 to $1,967.89	$4,364,270	1.35%	0.60% to 0.75%	6.75% to 6.91%
Federated NVIT High Income Bond Fund — Class I	3,159	$138.05 to $1,390.16	$630,844	7.16%	0.60% to 0.75%	2.36% to 2.51%
Nationwide NVIT Global Financial Services Fund — Class I	1,185	$208.01 to $2,094.70	$292,425	2.66%	0.60% to 0.75%	-1.80% to -1.65%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide NVIT Global Health Sciences Fund — Class I	2,103	$165.12 to $1,662.75	$559,904	0.06%	0.60% to 0.75%	12.31% to 12.48%
Nationwide NVIT Global Technology and Communications Fund — Class I	1,072	$186.59 to $1,878.98	$442,262	0.00%	0.60% to 0.75%	19.19% to 19.37%
Gartmore NVIT Global Utilities Fund — Class I	1,139	$265.80 to $2,676.63	$876,435	2.65%	0.60% to 0.75%	19.53% to 19.71%
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class I	11,510	$169.33 to $1,705.23	$2,114,898	0.00%	0.60% to 0.75%	8.93% to 9.09%
Nationwide NVIT U.S. Growth Leaders Fund — Class I	10,241	$198.96 to $2,003.60	$2,207,661	0.00%	0.60% to 0.75%	21.57% to 21.75%
Van Kampen NVIT Multi Sector Bond Fund — Class I	12,772	$122.58 to $1,234.39	$1,891,433	4.01%	0.60% to 0.75%	3.84% to 4.00%
Nationwide NVIT International Value Fund — Class III	148,290	$160.03 to $1,609.12	$29,225,522	2.07%	0.60% to 0.75%	2.16% to 2.31%
Gartmore NVIT Emerging Markets Fund — Class III	22,669	$304.73 to $305.85	$6,918,910	0.70%	0.65% to 0.75%	44.46% to 44.60%
Nationwide NVIT Global Financial Services Fund — Class III	2,656	$151.88 to $152.44	$404,427	3.30%	0.65% to 0.75%	-1.86% to -1.77%
Nationwide NVIT Global Health Sciences Fund — Class III	4,539	$121.98 to $122.43	$554,249	0.08%	0.65% to 0.75%	12.38% to 12.49%
Nationwide NVIT Global Technology and Communications Fund — Class III	4,082	$141.56 to $142.08	$578,394	0.00%	0.65% to 0.75%	19.28% to 19.40%
Gartmore NVIT Global Utilities Fund — Class III	10,028	$218.48 to $219.28	$2,195,734	2.46%	0.65% to 0.75%	19.49% to 19.61%
Federated NVIT High Income Bond Fund — Class III	9,487	$117.89 to $118.21	$1,119,687	7.54%	0.65% to 0.75%	2.39% to 2.50%
American Funds NVIT Asset Allocation Fund — Class II	1,044	$110.66	$115,502	2.96%	0.75%	5.34%
American Funds NVIT Bond Fund — Class II	2,900	$107.18	$310,864	10.19%	0.75%	2.21%
American Funds NVIT Global Growth Fund — Class II	3,650	$122.45	$446,988	3.19%	0.75%	13.51%
American Funds NVIT Growth Fund — Class II	2,536	$114.53	$290,487	0.70%	0.75%	11.06%
American Funds NVIT Growth — Income Fund — Class II	738	$98.43	$72,608	1.83%	0.75%	-1.57%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	289,559	$379.86 to $3,881.67	$153,737,798	1.78%	0.60% to 0.75%	0.77% to 0.92%
Fidelity VIP Growth Portfolio: Initial Class	417,459	$356.27 to $3,640.57	$203,857,644	0.82%	0.60% to 0.75%	26.01% to 26.20%
Fidelity VIP High Income Portfolio: Initial Class	54,865	$174.89 to $1,842.15	$14,349,789	7.52%	0.60% to 0.75%	2.01% to 2.17%
Fidelity VIP Overseas Portfolio: Initial Class	88,555	$264.80 to $2,702.85	$37,847,405	3.27%	0.60% to 0.75%	16.43% to 16.61%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Overseas Portfolio: Initial Class R	150,134	$179.03 to $1,800.20	$32,578,014	3.27%	0.60% to 0.75%	16.47% to 16.65%
Fidelity VIP Equity-Income Portfolio: Service Class	22,053	$172.17	$3,796,843	1.82%	0.75%	0.66%
Fidelity VIP Growth Portfolio: Service Class	14,322	$179.19	$2,566,418	0.58%	0.75%	25.92%
Fidelity VIP Overseas Portfolio: Service Class	948	$250.64	$237,571	3.11%	0.75%	16.33%
Fidelity VIP Overseas Portfolio: Service Class R	12,637	$178.40	$2,254,519	3.20%	0.75%	16.34%
VIP High Income Portfolio — Initial Class R	34,486	$98.41 to $98.48	$3,395,178	10.69%	0.65% to 0.75%	-1.59% to -1.52%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	115,363	$258.76 to $2,644.16	$45,597,418	6.09%	0.60% to 0.75%	14.64% to 14.81%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	181,072	$208.91 to $2,132.34	$46,640,056	4.31%	0.60% to 0.75%	3.56% to 3.72%
Fidelity VIP II Contrafund Portfolio: Initial Class	329,483	$349.60 to $3,557.68	$156,880,654	0.94%	0.60% to 0.75%	16.71% to 16.88%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	10,782	$117.84	$1,270,541	4.04%	0.75%	3.43%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	52,370	$260.83 to $2,626.58	$16,478,100	0.71%	0.60% to 0.75%	14.62% to 14.79%
Fidelity VIP III Value Strategies Portfolio: Service Class	11,327	$207.02 to $2,084.71	$2,741,821	0.81%	0.60% to 0.75%	4.81% to 4.96%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	8,579	$224.99 to $225.59	$1,933,441	0.12%	0.65% to 0.75%	44.55% to 44.69%
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	4,370	$126.34 to $126.67	$553,045	3.35%	0.65% to 0.75%	7.83% to 7.94%
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	6,538	$134.25 to $134.60	$878,659	2.43%	0.65% to 0.75%	9.34% to 9.45%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	8,209	$139.75 to $140.12	$1,147,827	2.68%	0.65% to 0.75%	10.37% to 10.48%
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	68,845	$167.47 to $1,709.33	$14,668,779	2.74%	0.60% to 0.75%	3.98% to 4.14%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	138,527	$161.58 to $3,346.72	$34,328,717	0.64%	0.60% to 0.75%	8.51% to 8.68%
Neuberger Berman AMT Fasciano Portfolio — S Class	6,024	$148.27 to $1,493.10	$1,034,107	0.00%	0.60% to 0.75%	-0.24% to -0.09%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	5,229	$221.76 to $2,233.14	$1,539,406	0.00%	0.60% to 0.75%	21.61% to 21.79%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	5,851	$176.98 to $1,782.24	$1,100,244	0.09%	0.60% to 0.75%	6.80% to 6.97%
Neuberger Berman AMT International Portfolio — S Class	7,201	$146.76 to $147.15	$1,057,420	2.69%	0.65% to 0.75%	2.44% to 2.54%
Neuberger Berman AMT Regency Portfolio — S Class	1,683	$130.68 to $131.03	$220,309	0.43%	0.65% to 0.75%	2.28% to 2.38%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class	13,677	$202.90 to $2,070.99	$4,795,909	6.13%	0.60% to 0.75%	8.89% to 9.05%
Van Eck Worldwide Hard Assets Fund: Initial Class	11,498	$473.49 to $4,832.97	$9,777,657	0.13%	0.60% to 0.75%	44.27% to 44.48%
Van Eck Worldwide Emerging Markets Fund: Initial Class	56,497	$333.88 to $3,397.77	$31,998,127	0.43%	0.60% to 0.75%	36.58% to 36.79%
Van Eck Worldwide Real Estate Portfolio: Initial Class	11,517	$273.94 to $2,779.38	$4,616,515	1.07%	0.60% to 0.75%	0.13% to 0.28%
Van Eck Worldwide Bond Fund: Class R	26,479	$124.42 to $1,251.06	$4,015,337	5.76%	0.60% to 0.75%	8.99% to 9.16%
Van Eck Worldwide Hard Assets Fund: Class R	24,100	$335.96 to $3,378.10	$11,151,910	0.11%	0.60% to 0.75%	44.24% to 44.45%
Van Eck Worldwide Emerging Markets Fund: Class R	49,551	$313.44 to $3,151.67	$19,841,880	0.40%	0.60% to 0.75%	36.53% to 36.74%
Van Eck Worldwide Real Estate Portfolio: Class R	24,320	$201.61 to $2,027.19	$6,617,437	0.95%	0.60% to 0.75%	0.19% to 0.35%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	183,894	$162.95 to $1,658.29	$39,481,884	0.00%	0.60% to 0.75%	16.36% to 16.54%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	133,855	$84.42 to $853.97	$11,868,973	0.00%	0.60% to 0.75%	21.41% to 21.59%
Wells Fargo VT Opportunity Fund — Investor Class	58,374	$138.83 to $1,404.42	$8,644,715	0.60%	0.60% to 0.75%	5.83% to 5.99%
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares	31,661	$135.81 to $1,369.71	$4,641,082	1.54%	0.60% to 0.75%	6.33% to 6.49%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares	879	$135.44 to $1,363.87	$147,110	0.81%	0.60% to 0.75%	-11.73% to -11.59%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares	33,536	$192.37 to $1,953.53	$6,785,668	0.37%	0.60% to 0.75%	-1.40% to -1.25%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares	61,314	$166.65 to $1,678.21	$11,148,730	1.73%	0.60% to 0.75%	4.46% to 4.62%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	2,778	$186.91 to $1,885.02	$1,188,729	0.64%	0.60% to 0.75%	17.17% to 17.35%
American Century VP Ultra Fund: Class I	17,069	$128.61 to $1,297.10	$2,338,237	0.00%	0.60% to 0.75%	20.11% to 20.29%
American Century VP Value Fund: Class I	50,637	$146.68 to $1,479.32	$8,195,665	1.62%	0.60% to 0.75%	-5.85% to -5.71%
American Century VP Income and Growth Fund: Class I	10,248	$163.22 to $1,680.14	$1,839,959	1.74%	0.60% to 0.75%	-0.82% to -0.67%
American Century VP International Fund: Class III	13,575	$184.76 to $185.44	$2,512,359	0.63%	0.65% to 0.75%	17.17% to 17.29%
American Century VP Mid Cap Value Fund: Class I	3,449	$130.43 to $130.78	$450,566	0.72%	0.65% to 0.75%	-3.04% to -2.94%
American Century VP Vista Fund: Class I	3,062	$171.21 to $171.66	$525,010	0.00%	0.65% to 0.75%	38.72% to 38.86%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	13,169	$119.15 to $1,199.89	$1,854,054	4.49%	0.60% to 0.75%	8.67% to 8.83%
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares	17,297	$201.27 to $2,029.84	$4,181,145	0.20%	0.60% to 0.75%	35.61% to 35.81%
Janus Aspen Series — International Growth Portfolio: Service Shares	5,892	$295.98 to $2,985.08	$3,941,557	0.43%	0.60% to 0.75%	27.06% to 27.25%
Janus Aspen Series — Global Technology Portfolio: Service Shares	1,416	$147.78 to $1,490.41	$235,882	0.34%	0.60% to 0.75%	20.78% to 20.97%
Janus Aspen Series — Balanced Portfolio: Service Shares	5,511	$151.22 to $1,522.83	$1,032,293	2.32%	0.60% to 0.75%	9.46% to 9.62%
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares	1,135	$181.94 to $1,832.20	$243,433	0.48%	0.60% to 0.75%	5.34% to 5.49%
Janus Aspen Series — International Growth Portfolio: Service II Shares	24,230	$277.43 to $278.44	$6,734,353	0.44%	0.65% to 0.75%	27.11% to 27.24%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	4,592	$150.67 to $151.22	$693,195	0.59%	0.65% to 0.75%	20.84% to 20.96%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	41,017	$139.60 to $1,407.89	$6,162,511	0.22%	0.60% to 0.75%	13.29% to 13.46%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Global Securities Fund/VA: Non-Service Shares	9,126	$182.64 to $1,842.01	$3,048,495	1.29%	0.60% to 0.75%	5.52% to 5.68%
Oppenheimer Main Street Fund/VA: Non-Service Shares	24,468	$138.85 to $1,400.32	$3,829,040	0.95%	0.60% to 0.75%	3.64% to 3.80%
Oppenheimer High Income Fund/VA: Non-Service Shares	4,957	$131.58 to $1,325.08	$757,773	7.95%	0.60% to 0.75%	-0.85% to -0.70%
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares	11,379	$199.73 to $2,011.29	$2,555,347	0.32%	0.60% to 0.75%	-1.95% to -1.80%
Oppenheimer Global Securities Fund/VA: Class 3	68,253	$162.32 to $162.91	$11,090,536	1.24%	0.65% to 0.75%	5.54% to 5.64%
Oppenheimer High Income Fund/VA: Class 3	2,821	$96.13 to $96.19	$271,194	0.00%	0.65% to 0.75%	-3.87% to -3.81%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund: Series I Shares	15,703	$170.35 to $1,715.45	$3,049,274	0.60%	0.60% to 0.75%	0.78% to 0.93%
AIM V.I. Capital Appreciation Fund: Series I Shares	2,256	$165.36 to $1,665.25	$390,640	0.00%	0.60% to 0.75%	11.17% to 11.34%
AIM V.I. Capital Development Fund: Series I Shares	3,391	$205.39 to $2,068.32	$864,111	0.00%	0.60% to 0.75%	10.01% to 10.18%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	24,177	$117.15 to $1,140.51	$2,967,644	4.41%	0.60% to 0.75%	4.59% to 4.75%
Federated American Leaders Fund II: Primary Shares	612	$148.00 to $1,490.41	$90,737	1.32%	0.60% to 0.75%	-10.34% to -10.21%
Federated Capital Appreciation Fund II: Primary Shares	770	$162.66 to $1,638.05	$125,461	0.84%	0.60% to 0.75%	9.05% to 9.22%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1	35,735	$200.25 to $2,016.55	$8,178,342	0.86%	0.60% to 0.75%	-2.87% to -2.72%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1	55,089	$157.07 to $1,581.75	$9,896,092	2.41%	0.60% to 0.75%	-3.15% to -3.00%
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1	4,015	$237.10 to $2,387.69	$2,157,443	2.10%	0.60% to 0.75%	14.92% to 15.09%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	13,184	$207.02 to $207.58	$2,732,875	2.14%	0.65% to 0.75%	27.73% to 27.86%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	7,296	$121.35 to $121.68	$886,275	2.83%	0.65% to 0.75%	10.20% to 10.31%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	20,678	$173.13 to $1,743.46	$4,016,345	1.43%	0.60% to 0.75%	4.33% to 4.49%
AllianceBernstein Small / Mid Cap Value Portfolio: Class A	13,917	$197.74 to $1,991.27	$3,263,027	0.94%	0.60% to 0.75%	0.94% to 1.09%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class	4,862	$153.05 to $1,541.29	$862,693	0.32%	0.60% to 0.75%	10.52% to 10.69%
MFS Value Series: Initial Class	18,297	$191.31 to $1,926.52	$4,318,143	0.94%	0.60% to 0.75%	7.10% to 7.26%
Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB	2,406	$152.78 to $1,538.53	$404,763	1.47%	0.60% to 0.75%	-6.74% to -6.60%
Putnam VT International Equity Fund: Class IB	560	$222.99 to $2,245.59	$289,937	2.71%	0.60% to 0.75%	7.55% to 7.72%
Putnam VT Voyager Fund: Class IB	3,387	$141.37 to $1,423.61	$494,816	0.00%	0.60% to 0.75%	4.73% to 4.89%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	12,966	$169.95	$2,203,522	2.32%	0.95%	3.54%
Vanguard Total Bond Market Index Portfolio	10,397	$119.06	$1,237,874	3.74%	0.95%	5.97%
Vanguard High Yield Bond Portfolio	6,190	$135.08	$836,154	6.36%	0.95%	0.98%
Vanguard Mid Cap Index Portfolio	15,734	$205.14	$3,227,558	1.17%	0.95%	5.13%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	9,965	$117.57 to $1,183.94	$1,564,281	3.46%	0.60% to 0.75%	4.66% to 4.82%
Van Kampen Emerging Markets Debt Portfolio: Class I	1,307	$160.74 to $1,618.66	$467,623	6.93%	0.60% to 0.75%	5.73% to 5.89%
Van Kampen U.S. Real Estate Portfolio: Class I	23,396	$228.00 to $2,295.96	$5,815,477	1.10%	0.60% to 0.75%	-17.69% to -17.57%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	16,056	$136.40 to $136.76	$2,193,719	0.10%	0.65% to 0.75%	11.64% to 11.76%
T Rowe Price Equity Income Portfolio — Class II	19,103	$127.45 to $127.79	$2,436,788	1.52%	0.65% to 0.75%	2.26% to 2.36%
T Rowe Price Limited Term Bond Portfolio — Class II	3,708	$108.66 to $108.95	$403,165	4.02%	0.65% to 0.75%	4.43% to 4.54%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	163,814	$322.53 to $9,083.77	$152,729,328	1.08%	0.00% to 0.75%	12.78% to 13.63%
Gartmore GVIT Money Market Fund — Class IV	277,898	$159.84 to $3,073.20	$57,699,776	4.56%	0.00% to 0.75%	3.89% to 4.67%
Gartmore GVIT Government Bond Fund — Class IV	76,487	$225.30 to $4,988.27	$25,407,189	4.11%	0.00% to 0.75%	2.57% to 3.34%
JP Morgan GVIT Balanced Fund Class IV	57,587	$296.10 to $4,555.80	$39,020,861	2.36%	0.35% to 0.75%	11.46% to 11.91%
Gartmore GVIT Mid Cap Growth Fund — Class IV	97,321	$480.32 to $7,229.62	$71,620,470	0.00%	0.60% to 0.75%	9.11% to 9.28%
Gartmore GVIT International Value Fund Class IV	85,335	$377.04 to $3,857.14	$50,355,415	2.08%	0.60% to 0.75%	21.82% to 22.01%
Gartmore GVIT Growth Fund Class IV	190,353	$101.73 to $1,030.63	$25,958,306	0.05%	0.60% to 0.75%	5.38% to 5.54%
Van Kampen GVIT Comstock Value Fund — Class IV	151,538	$151.96 to $1,539.45	$31,759,847	1.74%	0.60% to 0.75%	15.07% to 15.25%
Gartmore GVIT Small Company Fund — Class IV	150,845	$161.74 to $1,638.55	$31,093,042	0.11%	0.60% to 0.75%	11.21% to 11.37%
Gartmore GVIT Small Cap Value Fund — Class IV	157,866	$175.30 to $1,775.93	$36,341,552	0.45%	0.60% to 0.75%	16.53% to 16.70%
Gartmore GVIT S&P 500 Index Fund — Class IV	448,660	$351.21 to $3,583.44	$205,037,176	1.65%	0.60% to 0.75%	14.46% to 14.63%
Gartmore GVIT Government Bond Fund — Class I	4,897	$110.64	$541,768	4.29%	0.75%	2.57%
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	23,860	$177.78 to $1,802.42	$4,314,572	2.14%	0.60% to 0.75%	16.00% to 16.17%
Gartmore GVIT Investor Destinations Conservative Fund — Class II	3,363	$119.61 to $1,191.53	$445,352	3.10%	0.60% to 0.75%	5.37% to 5.53%
Gartmore GVIT Investor Destinations Moderate Fund — Class II	82,512	$146.46 to $1,470.85	$12,662,728	2.45%	0.60% to 0.75%	10.52% to 10.69%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	119,754	$164.16 to $1,659.11	$20,141,018	2.34%	0.60% to 0.75%	13.69% to 13.86%
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	10,321	$132.30 to $1,322.06	$1,474,196	2.83%	0.60% to 0.75%	7.61% to 7.78%
Gartmore GVIT Emerging Markets Fund — Class I	2,474	$343.40 to $3,452.94	$1,582,475	0.68%	0.60% to 0.75%	35.70% to 35.90%
Gartmore GVIT Mid Cap Index Fund — Class I	19,628	$183.06 to $1,840.65	$3,947,292	1.15%	0.60% to 0.75%	9.07% to 9.23%
Federated GVIT High Income Bond Fund — Class I	5,094	$134.86 to $1,356.06	$860,718	7.16%	0.60% to 0.75%	9.78% to 9.94%
Gartmore GVIT Global Financial Services Fund — Class I	1,502	$211.81 to $2,129.80	$457,003	1.85%	0.60% to 0.75%	19.42% to 19.60%
Gartmore GVIT Global Health Sciences Fund — Class I	2,526	$147.02 to $1,478.26	$1,013,140	0.00%	0.60% to 0.75%	1.94% to 2.09%
Gartmore GVIT Global Technology and Communications Fund — Class I	870	$156.54 to $1,574.07	$200,855	0.00%	0.60% to 0.75%	10.34% to 10.51%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Utilities Fund — Class I	985	$222.37 to $2,235.92	$526,305	2.73%	0.60% to 0.75%	36.54% to 36.74%
Gartmore GVIT Small Cap Growth Fund — Class I	7,850	$155.46 to $1,563.14	$1,266,420	0.00%	0.60% to 0.75%	2.44% to 2.59%
Gartmore GVIT U.S. Growth Leaders Fund — Class I	10,539	$163.67 to $1,645.68	$1,864,404	0.29%	0.60% to 0.75%	-1.03% to -0.88%
Van Kampen GVIT Multi Sector Bond Fund — Class I	12,056	$118.05 to $1,186.96	$1,719,332	4.29%	0.60% to 0.75%	4.06% to 4.21%
Gartmore GVIT International Value Fund — Class III	169,162	$156.65 to $1,572.75	$31,620,607	2.02%	0.60% to 0.75%	21.83% to 22.01%
Gartmore GVIT Emerging Markets Fund — Class III	18,901	$210.95 to $211.51	$3,992,157	0.70%	0.65% to 0.75%	35.63% to 35.76%
Gartmore GVIT Global Financial Services Fund — Class III	2,443	$154.77 to $155.18	$378,832	1.82%	0.65% to 0.75%	19.44% to 19.56%
Gartmore GVIT Global Health Sciences Fund — Class III	5,642	$108.55 to $108.84	$612,790	0.00%	0.65% to 0.75%	1.94% to 2.04%
Gartmore GVIT Global Technology and Communications Fund — Class III	5,206	$118.68 to $119.00	$618,360	0.00%	0.65% to 0.75%	10.25% to 10.36%
Gartmore GVIT Global Utilities Fund — Class III	11,033	$182.85 to $183.33	$2,020,297	2.88%	0.65% to 0.75%	36.57% to 36.70%
Federated GVIT High Income Bond Fund — Class III	7,786	$115.14 to $115.33	$897,186	8.08%	0.65% to 0.75%	9.77% to 9.88%
American Funds GVIT Asset Allocation Fund — Class II	288	$105.05	$30,253	1.92%	0.75%	5.05%	(a)
American Funds GVIT Bond Fund — Class II	147	$104.87	$15,416	0.01%	0.75%	4.87%	(a)
American Funds GVIT Global Growth Fund — Class II	432	$107.88	$46,592	0.16%	0.75%	7.88%	(a)
American Funds GVIT Growth Fund — Class II	977	$103.13	$100,792	0.93%	0.75%	3.13%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	310,744	$376.97 to $3,846.29	$161,898,388	3.31%	0.60% to 0.75%	19.30% to 19.48%
Fidelity VIP Growth Portfolio: Initial Class	461,606	$282.73 to $2,884.74	$178,505,394	0.39%	0.60% to 0.75%	6.05% to 6.21%
Fidelity VIP High Income Portfolio: Initial Class	80,318	$171.43 to $1,803.06	$18,791,029	7.64%	0.60% to 0.75%	10.41% to 10.57%
Fidelity VIP Overseas Portfolio: Initial Class	106,054	$227.43 to $2,317.92	$37,412,374	0.89%	0.60% to 0.75%	17.20% to 17.38%
Fidelity VIP Overseas Portfolio: Initial Class R	145,516	$153.71 to $1,543.24	$27,032,323	0.81%	0.60% to 0.75%	17.14% to 17.31%
Fidelity VIP Equity-Income Portfolio: Service Class	18,502	$171.05	$3,164,664	3.04%	0.75%	19.18%
Fidelity VIP Growth Portfolio: Service Class	13,173	$142.31	$1,874,679	0.21%	0.75%	5.94%
Fidelity VIP Overseas Portfolio: Service Class	1,049	$215.46	$226,088	0.81%	0.75%	17.07%
Fidelity VIP Overseas Portfolio: Service Class R	10,294	$153.34	$1,578,430	0.61%	0.75%	17.07%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	126,173	$225.72 to $2,303.09	$42,928,990	2.72%	0.60% to 0.75%	6.52% to 6.68%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	209,573	$201.72 to $2,055.87	$50,833,390	3.88%	0.60% to 0.75%	3.57% to 3.73%
Fidelity VIP II Contrafund Portfolio: Initial Class	354,948	$299.55 to $3,043.75	$142,858,160	1.28%	0.60% to 0.75%	10.88% to 11.05%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	10,341	$113.94	$1,178,224	3.44%	0.75%	3.52%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	53,198	$227.56 to $2,288.11	$14,488,640	0.25%	0.60% to 0.75%	11.75% to 11.92%
Fidelity VIP III Value Strategies Portfolio: Service Class	10,422	$197.52 to $1,986.11	$2,392,941	0.49%	0.60% to 0.75%	15.33% to 15.50%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	6,071	$155.65 to $155.91	$945,548	0.72%	0.65% to 0.75%	15.75% to 15.86%
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	1,284	$117.16 to $117.36	$150,734	1.73%	0.65% to 0.75%	8.96% to 9.07%
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	3,434	$122.78 to $122.98	$421,728	1.54%	0.65% to 0.75%	10.98% to 11.09%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	2,127	$126.61 to $126.82	$269,394	2.41%	0.65% to 0.75%	12.31% to 12.42%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class	72,788	$161.05 to $1,641.35	$14,923,733	3.13%	0.60% to 0.75%	3.43% to 3.58%
Neuberger Berman AMT Partners Portfolio Class I	158,015	$148.90 to $3,079.47	$34,027,708	0.71%	0.60% to 0.75%	11.40% to 11.57%
Neuberger Berman AMT Fasciano Portfolio — S Class	5,940	$148.63 to $1,494.44	$1,028,864	0.00%	0.60% to 0.75%	4.47% to 4.62%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	3,483	$182.35 to $1,833.58	$775,995	0.00%	0.60% to 0.75%	13.84% to 14.01%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	5,451	$165.70 to $1,666.17	$948,821	0.17%	0.60% to 0.75%	12.86% to 13.02%
Neuberger Berman AMT International Portfolio — S Class	3,252	$143.27 to $143.50	$466,192	0.25%	0.65% to 0.75%	22.53% to 22.66%
Neuberger Berman AMT Regency Portfolio — S Class	1,061	$127.77 to $127.98	$135,667	0.50%	0.65% to 0.75%	10.11% to 10.22%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	15,761	$186.34 to $1,899.10	$4,697,166	8.83%	0.60% to 0.75%	5.69% to 5.85%
Van Eck Worldwide Hard Assets Fund — Initial Class	13,836	$328.21 to $3,345.02	$8,254,908	0.06%	0.60% to 0.75%	23.56% to 23.75%
Van Eck Worldwide Emerging Markets Fund — Initial Class	65,596	$244.46 to $2,483.98	$27,532,833	0.60%	0.60% to 0.75%	38.45% to 38.66%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Real Estate Fund — Initial Class	13,258	$273.58 to $2,771.53	$5,209,377	1.55%	0.60% to 0.75%	29.94% to 30.14%
Van Eck Worldwide Bond Fund — Class R1	23,711	$114.15 to $1,146.09	$3,333,139	7.46%	0.60% to 0.75%	5.60% to 5.76%
Van Eck Worldwide Hard Assets Fund — Class R1	23,664	$232.92 to $2,338.52	$7,147,905	0.06%	0.60% to 0.75%	23.61% to 23.79%
Van Eck Worldwide Emerging Markets Fund — Class R1	50,796	$229.57 to $2,304.88	$14,924,859	0.55%	0.60% to 0.75%	38.49% to 38.70%
Van Eck Worldwide Real Estate Fund — Class R1	22,052	$201.22 to $2,020.21	$5,506,576	1.42%	0.60% to 0.75%	29.83% to 30.03%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	201,820	$140.04 to $1,422.98	$36,757,345	0.00%	0.60% to 0.75%	19.12% to 19.30%
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	142,861	$69.54 to $702.35	$10,355,423	0.00%	0.60% to 0.75%	13.79% to 13.96%
Wells Fargo VT Opportunity Fund	60,023	$131.18 to $1,325.02	$8,442,541	0.00%	0.60% to 0.75%	11.38% to 11.55%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	32,783	$127.73 to $1,286.26	$4,497,830	1.54%	0.60% to 0.75%	15.61% to 15.78%
Dreyfus Developing Leaders Portfolio: Initial Shares	1,095	$153.43 to $1,542.74	$222,638	0.42%	0.60% to 0.75%	3.00% to 3.15%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	29,618	$195.10 to $1,978.31	$6,138,847	0.36%	0.60% to 0.75%	13.56% to 13.73%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	62,009	$159.53 to $1,604.06	$10,690,871	1.67%	0.60% to 0.75%	14.64% to 14.81%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	3,313	$159.52 to $1,606.37	$1,042,520	1.58%	0.60% to 0.75%	24.09% to 24.28%
American Century VP Ultra Fund: Class I	18,237	$107.08 to $1,078.33	$2,030,698	0.00%	0.60% to 0.75%	-4.00% to -3.85%
American Century VP Value Fund: Class I	54,195	$155.79 to $1,568.88	$9,355,194	1.28%	0.60% to 0.75%	17.77% to 17.95%
American Century VP Income and Growth Fund: Class I	10,276	$164.56 to $1,691.44	$1,828,849	1.69%	0.60% to 0.75%	16.21% to 16.39%
American Century VP International Fund: Class III	12,193	$157.68 to $158.10	$1,925,119	1.31%	0.65% to 0.75%	24.09% to 24.22%
American Century VP Mid Cap Value Fund: Class I	2,012	$134.52 to $134.74	$270,859	1.05%	0.65% to 0.75%	19.40% to 19.52%
American Century VP Vista Fund: Class I	1,069	$123.42 to $123.62	$132,041	0.00%	0.65% to 0.75%	8.20% to 8.30%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	12,803	$109.64 to $1,102.50	$1,624,404	3.43%	0.60% to 0.75%	0.83% to 0.98%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	14,008	$148.42 to $1,494.58	$2,333,227	0.14%	0.60% to 0.75%	8.30% to 8.47%
Janus Aspen Series — International Growth Portfolio: Service Shares	5,388	$232.95 to $2,345.86	$2,616,531	1.97%	0.60% to 0.75%	45.54% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service Shares	1,499	$122.35 to $1,232.09	$203,635	0.00%	0.60% to 0.75%	7.02% to 7.18%
Janus Aspen Series — Balanced Portfolio: Service Shares	6,135	$138.15 to $1,389.13	$1,014,333	1.94%	0.60% to 0.75%	9.59% to 9.76%
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	1,125	$172.73 to $1,736.78	$231,276	0.13%	0.60% to 0.75%	9.94% to 10.11%
Janus Aspen Series — International Growth Portfolio: Service II Shares	16,893	$218.26 to $218.84	$3,701,931	2.40%	0.65% to 0.75%	45.60% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	1,946	$124.68 to $125.02	$242,903	0.00%	0.65% to 0.75%	7.14% to 7.24%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	41,327	$123.22 to $1,240.84	$5,452,982	0.34%	0.60% to 0.75%	7.14% to 7.30%
Oppenheimer Global Securities Fund/VA: Non-Service Shares	9,975	$173.09 to $1,743.01	$2,878,348	1.01%	0.60% to 0.75%	16.81% to 16.99%
Oppenheimer Main Street Fund/VA: Non-Service Shares	23,629	$133.97 to $1,349.11	$3,569,662	1.06%	0.60% to 0.75%	14.17% to 14.34%
Oppenheimer High Income Fund/VA: Non-Service Shares	7,314	$132.71 to $1,334.46	$1,085,691	6.94%	0.60% to 0.75%	8.61% to 8.77%
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares	10,503	$203.70 to $2,048.24	$2,368,572	0.14%	0.60% to 0.75%	14.14% to 14.31%
Oppenheimer Global Securities Fund/VA: Class 3	60,153	$153.80 to $154.21	$9,258,685	0.85%	0.65% to 0.75%	16.81% to 16.93%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I Shares	15,813	$169.03 to $1,699.59	$3,042,844	0.41%	0.60% to 0.75%	12.36% to 12.53%
AIM V.I. Capital Appreciation Fund Series I Shares	2,210	$148.75 to $1,495.64	$343,574	0.06%	0.60% to 0.75%	5.51% to 5.67%
AIM V.I. Capital Development Fund Series I Shares	2,821	$186.70 to $1,877.25	$683,524	0.00%	0.60% to 0.75%	15.65% to 15.82%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	23,630	$112.01 to $1,088.79	$2,724,035	3.99%	0.60% to 0.75%	3.38% to 3.53%
Federated American Leaders Fund II: Primary Shares	644	$165.08 to $1,659.84	$148,881	1.27%	0.60% to 0.75%	15.94% to 16.11%
Federated Capital Appreciation Fund II: Primary Shares	920	$149.16 to $1,499.78	$163,415	0.76%	0.60% to 0.75%	15.35% to 15.52%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	36,733	$206.17 to $2,073.03	$8,565,153	0.83%	0.60% to 0.75%	16.43% to 16.60%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	57,462	$162.18 to $1,630.69	$10,654,504	1.13%	0.60% to 0.75%	16.55% to 16.73%
Franklin Templeton VIP Templeton Foreign Securities Fund Class 1	4,317	$206.32 to $2,074.59	$1,837,323	1.37%	0.60% to 0.75%	20.79% to 20.97%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	7,730	$162.08 to $162.35	$1,253,547	1.15%	0.65% to 0.75%	27.21% to 27.34%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	4,632	$110.12 to $110.30	$510,397	3.41%	0.65% to 0.75%	12.00% to 12.11%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	23,141	$165.95 to $1,668.60	$4,292,206	1.36%	0.60% to 0.75%	16.41% to 16.59%
AllianceBernstein Small/Mid Cap Value Portfolio: Class A	13,955	$195.90 to $1,969.75	$3,116,027	0.40%	0.60% to 0.75%	13.57% to 13.74%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	5,315	$138.48 to $1,392.46	$844,070	0.00%	0.60% to 0.75%	6.77% to 6.93%
MFS Value Series: Initial Class	17,085	$178.63 to $1,796.14	$3,644,662	1.06%	0.60% to 0.75%	19.94% to 20.12%
Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	2,837	$163.83 to $1,647.31	$567,734	1.35%	0.60% to 0.75%	15.05% to 15.22%
Putnam VT International Equity Fund — IB Class	728	$207.33 to $2,084.75	$229,635	0.58%	0.60% to 0.75%	26.77% to 26.96%
Putnam VT Voyager Fund — IB Class	3,775	$134.99 to $1,357.30	$1,006,933	0.11%	0.60% to 0.75%	4.65% to 4.81%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	11,748	$164.14	$1,928,212	2.52%	0.95%	19.56%
Vanguard Total Bond Market Index Portfolio	9,537	$112.35	$1,071,517	3.61%	0.95%	3.32%
Vanguard High Yield Bond Portfolio	4,963	$133.76	$663,844	6.78%	0.95%	7.25%
Vanguard Mid Cap Index Portfolio	12,722	$195.12	$2,482,308	0.91%	0.95%	12.68%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	9,217	$112.33 to $1,129.51	$1,174,089	3.96%	0.60% to 0.75%	2.96% to 3.11%
Van Kampen Emerging Markets Debt Portfolio: Class I	1,475	$152.02 to $1,528.60	$333,584	8.56%	0.60% to 0.75%	9.98% to 10.15%
Van Kampen U.S. Real Estate Portfolio: Class I	24,171	$277.01 to $2,785.34	$7,516,293	1.05%	0.60% to 0.75%	37.02% to 37.22%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	12,367	$122.17 to $122.38	$1,512,514	0.28%	0.65% to 0.75%	8.51% to 8.62%
T Rowe Price Equity Income Portfolio — Class II	15,244	$124.64 to $124.85	$1,901,205	1.38%	0.65% to 0.75%	17.76% to 17.88%
T Rowe Price Limited Term Bond Portfolio — Class II	2,565	$104.05 to $104.22	$266,960	3.68%	0.65% to 0.75%	3.25% to 3.35%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	180,931	$285.97 to $7,994.25	$147,435,373	0.91%	0.00% to 0.75%	6.64% to 7.44%
Gartmore GVIT Money Market Fund Class IV	252,986	$153.86 to $2,936.04	$48,229,509	2.78%	0.00% to 0.75%	2.05% to 2.82%
Gartmore GVIT Government Bond Fund Class IV	79,485	$219.66 to $4,827.11	$25,641,945	3.70%	0.00% to 0.75%	2.41% to 3.17%
JP Morgan GVIT Balanced Fund Class IV	64,125	$265.64 to $4,070.96	$37,680,892	2.08%	0.35% to 0.75%	1.86% to 2.26%
Gartmore GVIT Mid Cap Growth Fund Class IV	107,547	$440.20 to $6,615.81	$72,034,687	0.00%	0.60% to 0.75%	9.00% to 9.16%
Dreyfus GVIT International Value Fund Class IV	106,745	$309.50 to $3,161.42	$49,858,746	1.24%	0.60% to 0.75%	11.14% to 11.30%
Gartmore GVIT Growth Fund Class IV	206,946	$96.54 to $976.56	$26,631,211	0.08%	0.60% to 0.75%	5.71% to 5.87%
Van Kampen GVIT Comstock Value — Class IV	160,028	$132.05 to $1,335.79	$29,311,367	1.64%	0.60% to 0.75%	3.58% to 3.74%
Gartmore GVIT Small Company Fund Class IV	163,430	$145.44 to $1,471.20	$30,196,507	0.00%	0.60% to 0.75%	11.48% to 11.65%
Gartmore GVIT Small Cap Value Fund Class IV	176,842	$150.43 to $1,521.74	$35,271,237	0.06%	0.60% to 0.75%	2.30% to 2.45%
Gartmore GVIT Equity 500 Index Fund Class IV	488,766	$306.83 to $3,125.99	$194,582,457	1.60%	0.60% to 0.75%	3.97% to 4.12%
Gartmore GVIT Government Bond Fund Class I	3,214	$107.86	$346,638	3.88%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	14,900	$153.26 to $1,551.52	$2,295,653	2.08%	0.60% to 0.75%	7.13% to 7.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,899	$113.51 to $1,129.08	$331,408	2.84%	0.60% to 0.75%	2.54% to 2.69%
Gartmore GVIT Investor Destinations Moderate Fund Class II	68,395	$132.51 to $1,328.81	$9,331,048	2.38%	0.60% to 0.75%	4.56% to 4.72%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	76,925	$144.40 to $1,457.19	$11,457,284	2.21%	0.60% to 0.75%	6.27% to 6.43%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	8,852	$122.94 to $1,226.67	$1,180,073	2.63%	0.60% to 0.75%	3.71% to 3.86%
Gartmore GVIT Emerging Markets Fund Class I	2,726	$253.06 to $2,540.74	$1,290,632	0.56%	0.60% to 0.75%	31.65% to 31.85%
Dreyfus GVIT Mid Cap Index Fund Class I	17,840	$167.83 to $1,685.06	$3,355,812	1.07%	0.60% to 0.75%	11.26% to 11.43%
Federated GVIT High Income Bond Fund Class I	6,710	$122.85 to $1,233.42	$1,112,049	7.68%	0.60% to 0.75%	1.62% to 1.77%
Gartmore GVIT Global Financial Services Fund Class I	1,253	$177.36 to $1,780.72	$326,653	2.03%	0.60% to 0.75%	10.32% to 10.49%
Gartmore GVIT Global Health Sciences Fund Class I	2,685	$144.22 to $1,447.93	$971,300	0.00%	0.60% to 0.75%	7.63% to 7.79%
Gartmore GVIT Global Technology and Communications Fund Class I	1,133	$141.87 to $1,424.42	$176,571	0.00%	0.60% to 0.75%	-1.26% to -1.11%
Gartmore GVIT Global Utilities Fund Class I	981	$162.86 to $1,635.15	$375,256	2.25%	0.60% to 0.75%	5.60% to 5.75%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Small Cap Growth Fund Class I	6,754	$151.76 to $1,523.66	$1,049,465	0.00%	0.60% to 0.75%	7.29% to 7.45%
Gartmore GVIT U.S. Growth Leaders Fund Class I	6,666	$165.37 to $1,660.34	$1,302,141	0.00%	0.60% to 0.75%	11.13% to 11.29%
Van Kampen GVIT Multi Sector Bond Fund Class I	9,714	$113.44 to $1,138.98	$1,368,395	3.95%	0.60% to 0.75%	1.42% to 1.57%
Dreyfus GVIT International Value Fund Class III	142,685	$128.58 to $1,288.99	$22,396,340	1.36%	0.60% to 0.75%	11.22% to 11.39%
Gartmore GVIT Emerging Markets Fund Class III	13,678	$155.54 to $155.80	$2,128,827	0.54%	0.65% to 0.75%	31.67% to 31.80%
Gartmore GVIT Global Financial Services Fund Class III	3,758	$129.58 to $129.80	$487,326	2.34%	0.65% to 0.75%	10.34% to 10.45%
Gartmore GVIT Global Health Sciences Fund Class III	4,921	$106.49 to $106.66	$524,450	0.00%	0.65% to 0.75%	7.62% to 7.72%
Gartmore GVIT Global Technology and Communications Fund Class III	6,525	$107.64 to $107.82	$702,733	0.00%	0.65% to 0.75%	-1.25% to -1.16%
Gartmore GVIT Global Utilities Fund Class III	7,071	$133.89 to $134.11	$947,713	2.32%	0.65% to 0.75%	5.69% to 5.79%
Federated GVIT High Income Bond — Class III	2,418	$104.89 to $104.95	$253,481	6.50%	0.65% to 0.75%	4.89% to 4.95%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	25,062	$292.43 to $4,629.79	$11,819,715	1.54%	0.60% to 1.00%	1.58% to 1.99%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	336,566	$315.99 to $3,219.28	$146,730,412	1.64%	0.60% to 0.75%	5.08% to 5.23%
Fidelity VIP Growth Portfolio Initial Class	502,778	$266.59 to $2,716.00	$182,818,370	0.51%	0.60% to 0.75%	5.01% to 5.17%
Fidelity VIP High Income Portfolio Initial Class	91,495	$155.27 to $1,630.65	$19,080,223	14.96%	0.60% to 0.75%	1.94% to 2.09%
Fidelity VIP Overseas Portfolio Initial Class	130,400	$194.06 to $1,974.80	$37,349,783	0.70%	0.60% to 0.75%	18.16% to 18.34%
Fidelity VIP Overseas Portfolio Initial Class R	137,020	$131.22 to $1,315.47	$21,341,056	0.60%	0.60% to 0.75%	18.23% to 18.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class	8,327	$110.06	$916,473	3.11%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	11,468	$143.51	$1,645,778	1.07%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	8,095	$134.34	$1,087,517	0.31%	0.75%	4.89%
Fidelity VIP Overseas Portfolio Service Class	1,304	$184.05	$239,921	0.59%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	6,705	$130.98	$878,406	0.37%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	138,727	$211.91 to $2,158.94	$43,992,466	2.76%	0.60% to 0.75%	3.27% to 3.42%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Investment Grade Bond Portfolio Initial Class	199,063	$194.77 to $1,982.01	$47,170,260	3.59%	0.60% to 0.75%	1.43% to 1.58%
Fidelity VIP II Contrafund Portfolio Initial Class	365,088	$270.14 to $2,740.88	$131,865,992	0.29%	0.60% to 0.75%	16.07% to 16.24%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	49,974	$203.63 to $2,044.44	$12,334,023	0.00%	0.60% to 0.75%	17.32% to 17.50%
Fidelity VIP III Value Strategies Portfolio Service Class	11,040	$171.27 to $1,719.52	$2,189,379	0.00%	0.60% to 0.75%	1.79% to 1.94%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	2,430	$134.47 to $134.56	$326,843	0.85%	0.65% to 0.75%	34.47% to 34.56%	(a)
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	1,252	$107.52 to $107.60	$134,721	0.52%	0.65% to 0.75%	7.52% to 7.60%	(a)
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class	2,865	$110.64 to $110.71	$317,008	0.74%	0.65% to 0.75%	10.64% to 10.71%	(a)
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class	730	$112.74 to $112.81	$82,365	0.90%	0.65% to 0.75%	12.74% to 12.81%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,241	$155.71 to $1,584.62	$16,000,795	2.86%	0.60% to 0.75%	0.69% to 0.84%
Neuberger Berman AMT Partners Portfolio	173,411	$133.66 to $2,760.10	$33,087,823	0.95%	0.60% to 0.75%	17.17% to 17.34%
Neuberger Berman AMT Fasciano Portfolio Class S	5,560	$142.27 to $1,428.38	$958,881	0.00%	0.60% to 0.75%	2.13% to 2.28%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	3,023	$160.18 to $1,608.26	$541,510	0.00%	0.60% to 0.75%	12.89% to 13.06%
Neuberger Berman AMT Socially Responsive Portfolio	4,176	$146.83 to $1,474.17	$748,034	0.00%	0.60% to 0.75%	6.06% to 6.22%
Neuberger Berman AMT International Portfolio — Class S	616	$116.92 to $117.00	$72,003	0.16%	0.65% to 0.75%	16.92% to 17.00%	(a)
Neuberger Berman AMT Regency Portfolio — Class S	214	$116.04 to $116.12	$24,775	0.00%	0.65% to 0.75%	16.04% to 16.12%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	19,420	$176.31 to $1,794.23	$5,372,232	7.44%	0.60% to 0.75%	-3.75% to -3.61%
Van Eck Worldwide Hard Assets Fund Initial Class	16,311	$265.62 to $2,703.06	$7,706,734	0.32%	0.60% to 0.75%	50.54% to 50.77%
Van Eck Worldwide Emerging Markets Fund Initial Class	78,073	$176.56 to $1,791.42	$22,869,649	0.82%	0.60% to 0.75%	31.01% to 31.21%
Van Eck Worldwide Real Estate Fund Initial Class	15,785	$210.54 to $2,129.71	$4,701,955	2.21%	0.60% to 0.75%	20.11% to 20.29%
Van Eck Worldwide Bond Fund Class R	20,782	$108.10 to $1,083.66	$2,771,982	5.62%	0.60% to 0.75%	-3.83% to -3.69%
Van Eck Worldwide Hard Assets Fund Class R	19,315	$188.44 to $1,889.04	$4,724,798	0.22%	0.60% to 0.75%	50.49% to 50.71%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Emerging Markets Fund Class R	48,585	$165.76 to $1,661.75	$10,258,252	0.66%	0.60% to 0.75%	30.88% to 31.08%
Van Eck Worldwide Real Estate Fund Class R	21,899	$154.98 to $1,553.66	$4,031,485	1.53%	0.60% to 0.75%	20.11% to 20.29%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	220,956	$117.56 to $1,192.76	$34,011,465	0.00%	0.60% to 0.75%	16.01% to 16.18%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $534.29	—	0.00%	0.60% to 0.75%	-5.59% to -5.55%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	151,219	$61.11 to $616.31	$9,712,121	0.00%	0.60% to 0.75%	15.23% to 15.35%	(c)
Wells Fargo Opportunity Fund VT	64,603	$117.78 to $1,187.83	$8,255,270	0.00%	0.60% to 0.75%	7.08% to 7.24%	(d)
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	30,098	$110.48 to $1,110.93	$3,629,774	0.02%	0.60% to 0.75%	3.60% to 3.76%
Dreyfus Developing Leaders Portfolio Initial Shares	1,172	$148.97 to $1,495.62	$247,116	0.00%	0.60% to 0.75%	5.01% to 5.17%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	24,462	$171.81 to $1,739.50	$4,455,409	0.00%	0.60% to 0.75%	6.43% to 6.59%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	61,753	$139.16 to $1,397.16	$9,252,054	1.66%	0.60% to 0.75%	3.91% to 4.07%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	3,969	$128.55 to $1,292.55	$873,158	1.11%	0.60% to 0.75%	12.41% to 12.58%
American Century VP Ultra Fund Class I	16,999	$111.54 to $1,121.54	$2,016,032	0.00%	0.60% to 0.75%	1.40% to 1.56%
American Century VP Value Fund Class I	48,615	$132.29 to $1,330.18	$7,102,333	0.73%	0.60% to 0.75%	4.25% to 4.41%
American Century VP Income and Growth Fund Class I	9,347	$141.60 to $1,453.27	$1,477,346	1.89%	0.60% to 0.75%	3.85% to 4.01%
American Century VP International Fund Class III	8,446	$127.07 to $127.28	$1,073,967	0.89%	0.65% to 0.75%	12.26% to 12.37%
American Century VP Mid Cap Value Fund — Class I	343	$112.66 to $112.74	$38,665	1.18%	0.65% to 0.75%	12.66% to 12.74%	(a)
American Century VP Vista Fund — Class I	144	$114.07 to $114.14	$16,429	0.00%	0.65% to 0.75%	14.07% to 14.14%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	14,308	$108.74 to $1,091.81	$1,804,271	4.39%	0.60% to 0.75%	0.80% to 0.95%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	15,883	$137.04 to $1,377.94	$2,448,698	0.01%	0.60% to 0.75%	11.72% to 11.88%
Janus Aspen International Growth Portfolio Service Shares	5,119	$160.06 to $1,609.46	$1,257,866	1.09%	0.60% to 0.75%	30.96% to 31.15%
Janus Aspen Global Technology Portfolio Service Shares	2,605	$114.32 to $1,149.50	$305,529	0.00%	0.60% to 0.75%	10.72% to 10.88%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Balanced Portfolio Service Shares	5,107	$126.06 to $1,265.66	$795,226	2.05%	0.60% to 0.75%	6.86% to 7.02%
Janus Aspen Risk Managed Core Portfolio Service Shares	743	$157.11 to $1,577.35	$162,396	1.43%	0.60% to 0.75%	10.09% to 10.25%
Janus Aspen International Growth Portfolio Service II Shares	5,838	$149.90 to $150.15	$875,717	1.14%	0.65% to 0.75%	31.03% to 31.16%
Janus Aspen Global Technology Portfolio Service II Shares	1,389	$116.38 to $116.57	$161,721	0.00%	0.65% to 0.75%	10.50% to 10.61%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	36,163	$115.00 to $1,156.38	$4,425,073	0.85%	0.60% to 0.75%	4.32% to 4.47%
Oppenheimer Global Securities Fund VA Initial Class	12,525	$148.17 to $1,489.88	$2,747,732	1.05%	0.60% to 0.75%	13.46% to 13.63%
Oppenheimer Main Street Fund VA Initial Class	19,483	$117.34 to $1,179.93	$2,677,128	1.28%	0.60% to 0.75%	5.19% to 5.34%
Oppenheimer High Income Fund VA Initial Class	5,853	$122.20 to $1,226.86	$794,283	6.19%	0.60% to 0.75%	1.55% to 1.70%
Oppenheimer Main Street Small Cap Fund VA Initial Class	7,147	$178.47 to $1,791.80	$1,488,022	0.00%	0.60% to 0.75%	9.10% to 9.26%
Oppenheimer Global Securities Fund/VA Class III	45,095	$131.66 to $131.88	$5,940,612	0.82%	0.65% to 0.75%	13.49% to 13.60%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	15,003	$150.43 to $1,510.36	$2,540,277	0.08%	0.60% to 0.75%	4.95% to 5.11%
AIM V.I. Capital Appreciation Fund Series I	2,030	$140.98 to $1,415.45	$286,635	0.09%	0.60% to 0.75%	8.02% to 8.19%
AIM V.I. Capital Development Fund Series I	2,102	$161.43 to $1,620.77	$463,965	0.00%	0.60% to 0.75%	8.79% to 8.95%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	19,395	$108.35 to $1,051.64	$2,220,225	2.98%	0.60% to 0.75%	0.54% to 0.69%
Federated American Leaders Fund II Primary Shares	597	$142.38 to $1,429.53	$84,882	2.06%	0.60% to 0.75%	4.24% to 4.40%
Federated Capital Appreciation Fund II Primary Shares	788	$129.31 to $1,298.29	$122,669	1.07%	0.60% to 0.75%	1.15% to 1.31%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	34,003	$177.08 to $1,777.85	$6,889,528	0.86%	0.60% to 0.75%	8.18% to 8.34%
Franklin Rising Dividends Securities Fund Class I	61,187	$139.14 to $1,397.00	$9,574,564	0.96%	0.60% to 0.75%	2.91% to 3.06%
Templeton Foreign Securities Fund Class I	5,324	$170.81 to $1,714.94	$1,603,003	1.31%	0.60% to 0.75%	9.65% to 9.82%
Templeton Developing Markets Securities Fund — Class 3	4,063	$127.41 to $127.49	$517,685	0.07%	0.65% to 0.75%	27.41% to 27.49%	(a)
Templeton Global Income Securities Fund — Class 3	1,674	$98.32 to $98.39	$164,647	1.28%	0.65% to 0.75%	-1.68% to -1.61%	(a)
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	25,189	$142.55 to $1,431.21	$3,838,046	1.45%	0.60% to 0.75%	4.09% to 4.24%
AllianceBernstein Small/Mid Cap Value Portfolio Class A	12,590	$172.49 to $1,731.84	$2,464,073	0.68%	0.60% to 0.75%	6.12% to 6.28%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	5,019	$129.70 to $1,302.17	$696,805	0.36%	0.60% to 0.75%	3.71% to 3.87%
MFS Value Series Initial Class	14,577	$148.93 to $1,495.29	$2,525,353	0.78%	0.60% to 0.75%	5.87% to 6.02%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	2,559	$142.40 to $1,429.72	$365,035	1.23%	0.60% to 0.75%	4.44% to 4.60%
Putnam VT International Equity Fund Class IB	885	$163.55 to $1,642.09	$309,159	1.44%	0.60% to 0.75%	11.36% to 11.53%
Putnam VT Voyager Fund Class IB	3,939	$128.99 to $1,295.05	$981,059	0.66%	0.60% to 0.75%	4.91% to 5.06%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	8,568	$137.29	$1,176,354	1.99%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	6,477	$108.74	$704,467	3.25%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	4,203	$124.72	$524,177	7.28%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	7,819	$173.17	$1,353,960	0.78%	0.95%	12.90%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	9,174	$109.10 to $1,095.42	$1,127,287	3.50%	0.60% to 0.75%	3.44% to 3.59%
Van Kampen Emerging Markets Debt Portfolio Class I	1,667	$138.23 to $1,387.79	$365,662	7.53%	0.60% to 0.75%	11.41% to 11.58%
Van Kampen U.S. Real Estate Portfolio Class I	21,075	$202.17 to $2,029.80	$4,713,181	1.18%	0.60% to 0.75%	16.18% to 16.35%
T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	2,658	$112.59 to $112.66	$299,227	0.28%	0.65% to 0.75%	12.59% to 12.66%	(a)
T Rowe Price Equity Income Portfolio — Class II	8,420	$105.84 to $105.91	$891,372	1.62%	0.65% to 0.75%	5.84% to 5.91%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	564	$100.77 to $100.84	$56,684	2.10%	0.65% to 0.75%	0.77% to 0.84%	(a)

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	196,949	$268.17 to $7,440.70	148,990,742	1.28%	0.00% to 0.75%	8.93% to 9.75%
Gartmore GVIT Money Market Fund Class IV	271,364	$150.76 to $2,855.40	50,204,139	0.92%	0.00% to 0.75%	0.18% to 0.94%
Gartmore GVIT Government Bond Fund Class IV	80,349	$214.50 to $4,678.58	25,450,982	5.48%	0.00% to 0.75%	2.49% to 3.27%
JP Morgan GVIT Balanced Fund Class IV	68,429	$260.80 to $3,980.82	38,598,170	2.01%	0.35% to 0.75%	7.73% to 8.16%
Gartmore GVIT Mid Cap Growth Fund Class IV	117,490	$403.85 to $6,060.46	71,047,981	0.00%	0.60% to 0.75%	14.47% to 14.64%
Dreyfus GVIT International Value Fund Class IV	125,900	$278.49 to $2,840.40	52,430,593	2.30%	0.60% to 0.75%	19.14% to 19.32%
Gartmore GVIT Growth Fund Class IV	225,104	$91.33 to $922.44	27,251,767	0.33%	0.60% to 0.75%	7.35% to 7.51%
Comstock GVIT Value Fund Class IV	161,859	$127.49 to $1,287.69	28,533,228	1.33%	0.60% to 0.75%	16.54% to 16.72%
Gartmore GVIT Small Company Fund Class IV	182,925	$130.46 to $1,317.73	30,071,390	0.00%	0.60% to 0.75%	18.13% to 18.31%
Gartmore GVIT Small Cap Value Fund Class IV	189,197	$147.05 to $1,485.29	36,643,867	0.00%	0.60% to 0.75%	16.42% to 16.60%
Gartmore GVIT Equity 500 Index Fund Class IV	525,044	$295.12 to $3,002.19	201,807,031	2.71%	0.60% to 0.75%	9.76% to 9.93%
Gartmore GVIT Government Bond Fund Class I	1,934	$105.24	203,502	5.48%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	9,680	$143.06 to $1,446.14	1,391,244	1.75%	0.60% to 0.75%	13.17% to 13.34%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,462	$110.71 to $1,099.50	274,990	1.78%	0.60% to 0.75%	3.87% to 4.03%
Gartmore GVIT Investor Destinations Moderate Fund Class II	40,617	$126.73 to $1,268.97	5,361,774	2.24%	0.60% to 0.75%	8.72% to 8.88%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	48,687	$135.87 to $1,369.11	6,775,636	2.00%	0.60% to 0.75%	11.26% to 11.42%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	7,325	$118.01 to $1,181.05	934,061	2.59%	0.60% to 0.75%	6.36% to 6.52%
Gartmore GVIT Emerging Markets Fund Class I	3,501	$192.22 to $1,927.06	886,108	1.05%	0.60% to 0.75%	19.84% to 20.02%
Dreyfus GVIT Mid Cap Index Fund Class I	11,798	$150.84 to $1,512.21	2,079,725	0.58%	0.60% to 0.75%	14.87% to 15.04%
Federated GVIT High Income Bond Fund Class I	6,739	$120.89 to $1,211.98	1,080,967	7.64%	0.60% to 0.75%	9.27% to 9.44%
Gartmore GVIT Global Financial Services Fund Class I	1,646	$160.77 to $1,611.68	277,605	1.35%	0.60% to 0.75%	20.09% to 20.27%
Gartmore GVIT Global Health Sciences Fund Class I	2,624	$133.99 to $1,343.25	830,411	0.00%	0.60% to 0.75%	7.05% to 7.21%
Gartmore GVIT Global Technology and Communications Fund Class I	1,954	$143.68 to $1,440.41	296,091	0.00%	0.60% to 0.75%	3.53% to 3.69%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Utilities Fund Class I	803	$154.23 to $1,546.19	209,397	1.48%	0.60% to 0.75%	29.00% to 29.19%
Gartmore GVIT Small Cap Growth Fund Class I	5,900	$141.45 to $1,418.07	874,492	0.00%	0.60% to 0.75%	12.57% to 12.74%
Gartmore GVIT U.S. Growth Leaders Fund Class I	3,485	$148.81 to $1,491.84	660,354	0.00%	0.60% to 0.75%	11.57% to 11.74%
Van Kampen GVIT Multi Sector Bond Fund Class I	7,900	$111.86 to $1,121.37	1,069,201	4.99%	0.60% to 0.75%	5.74% to 5.90%
Dreyfus GVIT International Value Fund Class III	102,795	$115.61 to $1,157.24	14,007,884	0.85%	0.60% to 0.75%	15.61% to 15.72%	(a)
Gartmore GVIT Emerging Markets Fund Class III	6,238	$118.13 to $118.21	737,078	1.54%	0.65% to 0.75%	18.13% to 18.21%	(a)
Gartmore GVIT Global Financial Services Fund Class III	561	$117.43 to $117.51	65,870	1.35%	0.65% to 0.75%	17.43% to 17.51%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	1,842	$98.95 to $99.02	182,295	0.00%	0.65% to 0.75%	-1.05% to -0.98%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	3,563	$109.01 to $109.08	388,537	0.00%	0.65% to 0.75%	9.01% to 9.08%	(a)
Gartmore GVIT Global Utilities Fund Class III	2,258	$126.69 to $126.77	286,235	1.42%	0.65% to 0.75%	26.69% to 26.77%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	26,566	$287.89 to $4,539.64	12,325,976	0.00%	0.60% to 1.00%	-0.01% to 0.39%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	366,652	$300.72 to $3,059.17	151,069,715	1.53%	0.60% to 0.75%	10.70% to 10.86%
Fidelity VIP Growth Portfolio Initial Class	559,541	$253.87 to $2,582.55	192,438,305	0.27%	0.60% to 0.75%	2.61% to 2.76%
Fidelity VIP High Income Portfolio Initial Class	108,255	$152.33 to $1,597.29	21,748,496	8.62%	0.60% to 0.75%	8.77% to 8.94%
Fidelity VIP Overseas Portfolio Initial Class	164,496	$164.23 to $1,668.81	38,859,321	1.24%	0.60% to 0.75%	12.79% to 12.96%
Fidelity VIP Overseas Portfolio Initial Class R	113,387	$110.99 to $1,111.02	14,497,940	0.00%	0.60% to 0.75%	10.99% to 11.10%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	6,188	$108.63	672,164	2.93%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	5,950	$136.72	813,534	0.52%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	5,452	$128.08	698,296	0.10%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	1,482	$155.86	230,920	0.94%	0.75%	12.64%
Fidelity VIP Overseas Portfolio Service Class R	2,905	$110.96	322,400	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	157,168	$205.20 to $2,087.47	47,476,280	2.72%	0.60% to 0.75%	4.68% to 4.84%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Investment Grade Bond Portfolio Initial Class	192,103	$192.02 to $1,951.14	46,034,857	4.11%	0.60% to 0.75%	3.67% to 3.83%
Fidelity VIP II Contrafund Portfolio Initial Class	371,697	$232.75 to $2,357.96	114,652,659	0.33%	0.60% to 0.75%	14.61% to 14.79%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	36,442	$173.56 to $1,739.97	7,590,164	0.00%	0.60% to 0.75%	23.84% to 24.03%
Fidelity VIP III Value Strategies Portfolio Service Class	11,641	$168.25 to $1,686.75	2,540,271	0.00%	0.60% to 0.75%	13.14% to 13.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,568	$154.65 to $1,571.45	16,075,368	3.63%	0.60% to 0.75%	0.03% to 0.18%
Neuberger Berman AMT Partners Portfolio	186,553	$114.08 to $2,352.19	29,576,931	0.01%	0.60% to 0.75%	18.09% to 18.26%
Neuberger Berman AMT Fasciano Portfolio Class S	5,642	$139.30 to $1,396.50	956,675	0.00%	0.60% to 0.75%	11.04% to 11.21%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,424	$141.89 to $1,422.45	378,771	0.00%	0.60% to 0.75%	15.44% to 15.61%
Neuberger Berman AMT Socially Responsive Portfolio	1,499	$138.44 to $1,387.85	322,367	0.00%	0.60% to 0.75%	12.43% to 12.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	23,921	$183.19 to $1,861.44	6,542,406	9.29%	0.60% to 0.75%	8.34% to 8.50%
Van Eck Worldwide Hard Assets Fund Initial Class	17,875	$176.44 to $1,792.88	5,244,487	0.41%	0.60% to 0.75%	23.30% to 23.49%
Van Eck Worldwide Emerging Markets Fund Initial Class	93,763	$134.77 to $1,365.32	20,806,544	0.59%	0.60% to 0.75%	24.95% to 25.14%
Van Eck Worldwide Real Estate Fund Initial Class	20,261	$175.29 to $1,770.53	4,739,271	1.57%	0.60% to 0.75%	35.19% to 35.40%
Van Eck Worldwide Bond Fund Class R	15,037	$112.41 to $1,125.19	1,890,358	0.00%	0.60% to 0.75%	12.41% to 12.52%	(a)
Van Eck Worldwide Hard Assets Fund Class R	13,300	$125.22 to $1,253.42	1,942,521	0.00%	0.60% to 0.75%	25.22% to 25.34%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	40,952	$126.65 to $1,267.77	6,224,264	0.00%	0.60% to 0.75%	26.65% to 26.78%	(a)
Van Eck Worldwide Real Estate Fund Class R	13,922	$129.03 to $1,291.57	2,156,401	0.00%	0.60% to 0.75%	29.03% to 29.16%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	240,324	$101.33 to $1,026.62	31,495,575	0.00%	0.60% to 0.75%	15.70% to 15.87%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	160,674	$56.17 to $565.67	9,552,388	0.00%	0.60% to 0.75%	18.27% to 18.44%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	78,790	$109.99 to $1,107.63	9,433,245	0.00%	0.60% to 0.75%	17.34% to 17.51%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	24,941	$106.64 to $1,070.72	2,879,968	1.89%	0.60% to 0.75%	4.26% to 4.42%
Dreyfus Developing Leaders Portfolio Initial Shares	1,334	$141.85 to $1,422.10	234,394	0.25%	0.60% to 0.75%	10.51% to 10.67%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	17,019	$161.42 to $1,631.90	2,980,808	0.45%	0.60% to 0.75%	20.97% to 21.16%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	41,223	$133.92 to $1,342.56	6,128,241	2.15%	0.60% to 0.75%	9.81% to 9.98%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	4,861	$114.35 to $1,148.13	725,999	0.58%	0.60% to 0.75%	14.07% to 14.24%
American Century VP Ultra Fund Class I	13,059	$109.99 to $1,104.35	1,521,673	0.00%	0.60% to 0.75%	9.85% to 10.01%
American Century VP Value Fund Class I	33,418	$126.89 to $1,274.03	4,856,439	0.98%	0.60% to 0.75%	13.48% to 13.65%
American Century VP Income and Growth Fund Class I	8,225	$136.35 to $1,397.29	1,220,343	1.09%	0.60% to 0.75%	12.15% to 12.32%
American Century VP International Fund Class III	5,088	$113.19 to $113.27	576,126	0.00%	0.65% to 0.75%	13.19% to 13.27%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	10,112	$107.88 to $1,081.48	1,163,323	3.32%	0.60% to 0.75%	5.02% to 5.18%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	12,839	$122.66 to $1,231.57	1,706,618	0.03%	0.60% to 0.75%	17.09% to 17.26%
Janus Aspen International Growth Portfolio Service Shares	5,556	$122.23 to $1,227.17	717,229	0.84%	0.60% to 0.75%	17.8% to 17.98%
Janus Aspen Global Technology Portfolio Service Shares	3,169	$103.25 to $1,036.66	354,583	0.00%	0.60% to 0.75%	-0.19% to -0.04%
Janus Aspen Balanced Portfolio Service Shares	4,775	$117.97 to $1,182.65	776,451	2.32%	0.60% to 0.75%	7.48% to 7.65%
Janus Aspen Risk Managed Core Portfolio Service Shares	487	$142.71 to $1,430.7	102,404	1.99%	0.60% to 0.75%	16.59% to 16.76%
Janus Aspen International Growth Portfolio Service II Shares	2,868	$114.40 to $114.47	328,151	0.64%	0.65% to 0.75%	14.4% to 14.47%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	725	$105.32 to $105.39	76,312	0.00%	0.65% to 0.75%	5.32% to 5.39%	(a)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	30,951	$110.25 to $1,106.88	3,670,077	0.23%	0.60% to 0.75%	6.14% to 6.3%
Oppenheimer Global Securities Fund VA Initial Class	14,246	$130.60 to $1,311.22	2,469,922	1.40%	0.60% to 0.75%	18.27% to 18.45%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Main Street Fund VA Initial Class	16,479	$111.56 to $1,120.07	2,255,655	0.77%	0.60% to 0.75%	8.64% to 8.8%
Oppenheimer High Income Fund VA Initial Class	4,614	$120.33 to $1,206.31	637,680	4.83%	0.60% to 0.75%	8.15% to 8.31%
Oppenheimer Main Street Small Cap Fund VA Initial Class	5,183	$163.58 to $1,639.87	1,029,299	0.00%	0.60% to 0.75%	18.53% to 18.71%
Oppenheimer Global Securities Fund/VA Class III	25,810	$116.02 to $116.09	2,995,079	0.00%	0.65% to 0.75%	16.02% to 16.09%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	17,298	$143.34 to $1,436.99	2,690,650	0.00%	0.60% to 0.75%	10.24% to 10.41%
AIM V.I. Capital Appreciation Fund Series I	720	$130.51 to $1,308.34	94,116	0.00%	0.60% to 0.75%	5.83% to 5.99%
AIM V.I. Capital Development Fund Series I	2,451	$148.39 to $1,487.61	431,652	0.00%	0.60% to 0.75%	14.64% to 14.81%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	11,823	$104.35 to $1,044.40	1,371,751	3.27%	0.60% to 0.75%	2.85% to 3.00%
Federated American Leaders Fund II Primary Shares	467	$136.59 to $1,369.34	63,671	1.22%	0.60% to 0.75%	8.96% to 9.12%
Federated Capital Appreciation Fund II Primary Shares	835	$127.83 to $1,281.55	106,720	0.48%	0.60% to 0.75%	6.59% to 6.75%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	22,889	$163.69 to $1,641.03	4,509,111	0.24%	0.60% to 0.75%	23.16% to 23.35%
Franklin Rising Dividends Securities Fund Class I	42,426	$135.21 to $1,355.47	6,747,251	0.59%	0.60% to 0.75%	10.42% to 10.58%
Templeton Foreign Securities Fund Class I	5,670	$155.77 to $1,561.64	1,342,404	1.34%	0.60% to 0.75%	17.98% to 18.16%
Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Portfolio Class A	18,410	$136.96 to $1,372.98	2,915,703	0.87%	0.60% to 0.75%	10.63% to 10.80%
AllianceBernstein Small Cap Value Portfolio Class A	8,356	$162.55 to $1,629.57	1,562,996	0.22%	0.60% to 0.75%	18.41% to 18.59%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	4,011	$125.06 to $1,253.71	550,065	0.00%	0.60% to 0.75%	8.37% to 8.53%
MFS Value Series Initial Class	14,385	$140.68 to $1,410.33	2,339,582	0.45%	0.60% to 0.75%	14.32% to 14.49%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	1,191	$136.34 to $1,366.84	165,116	1.01%	0.60% to 0.75%	10.28% to 10.45%
Putnam VT International Equity Fund Class IB	955	$146.87 to $1,472.35	297,222	1.70%	0.60% to 0.75%	15.33% to 15.50%
Putnam VT Voyager Fund Class IB	2,733	$122.96 to $1,232.65	777,349	0.21%	0.60% to 0.75%	4.25% to 4.40%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	6,172	$133.09	821,499	1.24%	0.95%	12.25%

The Nationwide Provident VLI Separate Account 1
     of Nationwide Life Insurance Company of America
     Notes to Financial Statements — continued

7.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Vanguard Total Bond Market Index Portfolio	4,128	$107.20	442,482	3.52%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	3,298	$122.54	404,091	4.53%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	4,286	$153.38	657,363	0.48%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	4,885	$105.48 to $1,057.43	579,942	3.75%	0.60% to 0.75%	3.59% to 3.74%
Van Kampen Emerging Markets Debt Portfolio Class I	1,732	$124.06 to $1,243.75	270,709	6.72%	0.60% to 0.75%	9.24% to 9.40%
Van Kampen U.S. Real Estate Portfolio Class I	14,908	$174.02 to $1,744.52	2,902,313	1.53%	0.60% to 0.75%	35.38% to 35.58%

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximim ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Opportunity Fund II, Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Variable Insurance Fund (See Note 1).

Nationwide Life Insurance
Company of America
and Subsidiaries

Consolidated Financial Statements
For the Years Ended December 31, 2008, 2007 and 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Consolidated Statements of (Loss) Income
Notes to Consolidated Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
Nationwide Life Insurance Company of America:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and subsidiaries (collectively the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/  KPMG LLP

Philadelphia, PA
April 17, 2009

Nationwide Life Insurance Company of America
and Subsidiaries

Consolidated Statements of (Loss) Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2007	2006

Revenues:
Policy charges	$172.5	$175.7	$183.2
Premiums	110.6	115.2	118.2
Net investment income	178.0	217.7	227.3
Other income	67.9	93.7	94.4
Net realized (losses) gains on investments	(39.1)	1.3	(3.6)

Total Revenues	489.9	603.6	619.5

Benefits and expenses:
Interest credited to policyholder accounts	42.0	48.4	50.2
Benefits and claims	195.8	187.3	184.0
Policyholder dividends	66.7	58.6	65.1
Amortization of deferred policy acquisition costs	17.1	13.6	12.5
Amortization of value of business acquired	30.9	47.1	45.9
Goodwill impairment	38.0	25.4	—
Other operating expenses	132.6	146.8	164.6

Total Benefits and Expenses	523.1	527.2	522.3

(Loss) income before federal income tax (benefit) expense	(33.2)	76.4	97.2
Federal income tax (benefit) expense	(3.0)	20.4	22.2

Net (loss) income	$(30.2)	$56.0	$75.0

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries

Consolidated Balance Sheets
(in millions, except par value amounts)

	December 31,
	2008	2007

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $2,301.7 in 2008; $2,509.5 in 2007)	$2,140.3	$2,514.6
Equity securities (amortized cost $31.8 in 2008; $30.5 in 2007)	27.6	33.6
Mortgage loans on real estate, net	580.2	680.8
Real estate, net	—	20.8
Policy loans	328.2	330.4
Other long-term investments	99.4	175.6
Short-term investments	148.2	120.5

Total Investments	3,323.9	3,876.3

Cash	7.3	5.7
Accrued investment income	42.0	45.6
Deferred policy acquisition costs	99.9	98.2
Value of business acquired	334.0	354.8
Other intangible assets	14.4	37.3
Goodwill	136.4	174.4
Other assets	277.9	296.0
Separate account assets	1,904.2	3,179.0

Total Assets	$6,140.0	$8,067.3

Liabilities and Shareholder’s Equity:
Future policy benefits and claims	$3,178.2	$3,456.2
Other liabilities	110.5	185.6
Separate account liabilities	1,904.2	3,179.0

Total Liabilities	5,192.9	6,820.8

Shareholder’s equity:
Common stock, $1.00 par value. Authorized 50.0 shares; 10.0 shares issued and outstanding	10.0	10.0
Additional paid-in capital	1,103.7	1,103.7
Retained (deficit) earnings	(116.5)	129.4
Accumulated other comprehensive (loss) income	(50.1)	3.4

Total Shareholder’s Equity	947.1	1,246.5

Total Liabilities and Shareholder’s Equity	$6,140.0	$8,067.3

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries

Consolidated Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional	Retained	Other	Total
	Common	Paid-in	(Deficit)	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income/(Loss)	Equity

Balance as of December 31, 2005	$10.0	$1,103.7	$183.4	$(3.5)	$1,293.6

Comprehensive income:
Net income	—	—	75.0	—	75.0
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(8.5)	(8.5)

Total comprehensive income					66.5

Adjustment to initially adopt FASB Statement No. 158, net of taxes	—	—	—	8.0	8.0
Cash dividend paid to parent	—	—	(110.0)	—	(110.0)

Balance as of December 31, 2006	$10.0	$1,103.7	$148.4	$(4.0)	$1,258.1

Comprehensive income:
Net income	—	—	56.0	—	56.0
Net unrealized gains on securities available-for-sale arising during the period, net of tax	—	—	—	6.8	6.8
Adjustment to FASB Statement No. 158, net of taxes	—	—	—	0.6	0.6

Total comprehensive income					63.4

Cash dividend paid to parent	—	—	(75.0)	—	(75.0)

Balance as of December 31, 2007	$10.0	$1,103.7	$129.4	$3.4	$1,246.5

Comprehensive loss:
Net loss	—	—	(30.2)	—	(30.2)
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(45.5)	(45.5)
Adjustment to FASB Statement No. 158, net of taxes	—	—	—	(8.0)	(8.0)

Total comprehensive loss					(83.7)

Adjustment from Nationwide Securities LLC merger, net of taxes (see note 2(p))	—	—	(2.0)	—	(2.0)
Dividend paid to parent	—	—	(213.7)	—	(213.7)

Balance as of December 31, 2008	$10.0	$1,103.7	$(116.5)	$(50.1)	$947.1

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries

Consolidated Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2007	2006

Cash flows from operating activities
Net (loss) income	$(30.2)	$56.0	$75.0
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Interest credited to policyholder accounts	42.0	48.4	50.2
Capitalization of deferred policy acquisition costs	(15.4)	(18.6)	(19.0)
Amortization of deferred policy acquisition costs and value of business acquired	48.0	60.7	58.4
Amortization and depreciation	10.5	13.6	19.3
Realized losses (gains) on investments	39.1	(1.3)	3.6
Decrease in accrued investment income	3.6	2.9	2.9
(Increase) decrease in other assets	(4.2)	(5.5)	2.2
(Decrease) increase in policy liabilities	(22.5)	261.6	245.3
(Decrease) increase in other liabilities	(29.3)	(45.5)	47.6
Goodwill impairment	38.0	25.4	—
Other, net	44.7	(4.7)	(2.9)

Net cash provided by operating activities	124.3	393.0	482.6

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	335.9	202.9	175.3
Proceeds from sale of securities available-for-sale	123.6	320.5	375.3
Proceeds from repayments or sales of mortgage loans on real estate	80.8	99.9	96.4
Proceeds (disbursements) from (withdrawals) repayments of policy loans, sale of other invested assets and real estate	118.2	35.2	17.4
Cost of securities available-for-sale acquired	(391.6)	(392.0)	(369.2)
Cost of mortgage loans on real estate originated or acquired	(13.1)	(57.0)	(138.8)
Cost of other invested assets acquired	(43.0)	(30.6)	(146.8)
Net (increase) decrease in short-term investments	(70.3)	37.7	25.1
Collateral (paid) received -securities lending, net	(11.2)	(31.7)	12.1
Other, net	11.2	29.6	(12.1)

Net cash provided by investing activities	140.5	214.5	34.7

Cash flows from financing activities
Investment and universal life insurance product deposits and other additions	351.2	327.7	380.9
Investment and universal life insurance product withdrawals and other deductions	(510.0)	(871.6)	(783.4)
Cash dividends paid to parent	(98.9)	(75.0)	(110.0)
Other, net	(5.5)	—	—

Net cash used in financing activities	(263.2)	(618.9)	(512.5)

Net increase (decrease) in cash	1.6	(11.4)	4.8
Cash, beginning of period	5.7	17.1	12.3

Cash, end of period	$7.3	$5.7	$17.1

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements
December 31, 2008, 2007 and 2006

(1)	Nature of Operations

Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. NFS is a wholly owned subsidiary of Nationwide Mutual Insurance Company (NMIC). Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).

On August 6, 2008, NFS entered into a definitive agreement for NMIC, Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC, to acquire all of the outstanding Class A common stock of NFS it did not already own for $52.25 per share in cash. The transaction was approved by NFS’s shareholders on December 31, 2008 and closed effective January 1, 2009. As a result of the transaction, Nationwide Corp. owns all of the outstanding capital stock of NFS.

NLICA’s wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA) and Nationwide Provident Holding Company (NPHC). A former wholly owned subsidiary, Nationwide Life Insurance Company of Delaware (NLICD) was dissolved as of December 30, 2008.

The Company sells group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and traditional life insurance products, individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company had distributed its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. See note (5) for additional discussion on the career agency force and independent agency force. The Company is licensed to operate in 50 states, the District of Columbia, Puerto Rico, and the United States Virgin Islands, each of which has regulatory oversight. Sales in 17 states accounted for 86% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2008. The Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002 and no longer sells individual variable and traditional life insurance products as of December 31, 2008.

NLACA maintains certain variable and traditional life insurance products, individual variable and fixed annuities also sold by NLICA, that were sold through a personal producing general agency sales force.

NLICD’s business consisted of life insurance assumed from NLICA. All remaining balances were transferred to NLICA as of December 30, 2008.

NPHC is a downstream holding company whose major subsidiary is Nationwide Securities LLC (NSLLC), formerly 1717 Capital Management Company (1717CMC) (see footnote 2(p)). NSLLC is a full-service broker/dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. NSLLC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.

Notes to Consolidated Financial Statements — (Continued)

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill, pension and other postretirement employee benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company’s insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by their domiciliary states.

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred acquisition costs (DAC) for investment products, traditional products, group annuity products and universal life insurance products, the balance, recoverability and amortization of VOBA, whether an available-for-sale security is other than temporarily impaired, determining fair value of available-for-sale securities, valuation allowances for mortgage loans on real estate, the liability for future policy benefits and claims, goodwill and other intangible assets, federal income tax provision, pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)	Consolidation Policy

The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions were eliminated. Certain items in the 2007 footnotes have been reclassified to conform to the 2008 presentation.

(b)	Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and marketable equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required had such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities), an

Notes to Consolidated Financial Statements — (Continued)

internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes to assist in pricing securities or to validate modeled prices. As of December 31, 2008, 79% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 14% with the assistance of the Company’s pricing matrices, 4% were valued with the assistance of broker quotes and 3% from other sources, compared to 78%, 18%, 2% and 2%, respectively, as of December 31, 2007.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), as amended by Financial Accounting Standards Board (FASB) Staff position (FSP) EITF 99-20-1 (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer; the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could effect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. Changes in the valuation allowance are recorded in net realized gains and losses on investments. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Notes to Consolidated Financial Statements — (Continued)

The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate to be held and used is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for real estate occupied by the Company and held for investment. The Company no longer holds any real estate occupied by the Company after the 2008 sale of its home office building in Delaware in which it recorded a gain of $3.0 million which is included in Other Operating Expenses on the Consolidated Statements of Income. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. The Company did not hold any real estate held for disposal as of December 31, 2008. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Policy loans are reported at unpaid principal balances.

Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized investment gains and losses.

(c)	Cash and cash equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(d)	Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable, group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, policy administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and policy administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited payment life

Notes to Consolidated Financial Statements — (Continued)

insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)	Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment, at the reporting unit level, annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market based assumptions. The present value technique was used to determine fair value for impairment testing.

(f)	Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment products and universal life insurance products DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account investment performance is approximately 7 percent growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion

Notes to Consolidated Financial Statements — (Continued)

period. See 2(g) for a discussion on 2008 and 2007 assumption changes and reversion to the mean and expected separate account growth rate discussion.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are reevaluated regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience on participating policies is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(g)	Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company’s career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts. See note (5) for information on 2008 impairments to the career agency force, independent agency force, state license and NS LLC contract intangible asset balances.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the

Notes to Consolidated Financial Statements — (Continued)

life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 7 to 24 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(b). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 7 percent. If actual net separate account performance varies from the current assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

In 2007, the Company estimated that the overall profitability of its variable products had improved, and it also expected the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in 2007, the Company recorded a net decrease in DAC and VOBA and a charge for the acceleration of amortization of DAC and VOBA of $0.9 million and $5.1 million, respectively, partially offset by a decrease in amortization of other related balances totaling $0.9 million pre-tax for the Individual Protection segment.

Notes to Consolidated Financial Statements — (Continued)

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; and resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%).

During 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $0.5 million; 2) an increase in VOBA and a benefit to VOBA amortization of $2.2 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $0.1 million. The net impact of this activity was a $1.8 million favorable pre-tax adjustment to net income in 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments — $5.3 million unfavorable; and Individual Protection — $7.1 million favorable.

The Company continues to use the reversion to the mean process with the anchor date that was reset during 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, for both DAC and VOBA, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC/VOBA if the Company’s actual returns are less than assumed.

The other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially, range from 5 to 22 years (weighted average 17 years), primarily based on the cash flows generated by these assets.

(h)	Closed Block

In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by

Notes to Consolidated Financial Statements — (Continued)

NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(i)	Separate Accounts

Separate account assets and liabilities represent policyholders’/contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.

(j)	Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method using interest rates varying from 2.0% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(b).

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, as of December 31, 2008 and 2007, the calculated reserve is adjusted to reflect the incremental reserve that would

Notes to Consolidated Financial Statements — (Continued)

be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/lower interest rates, which would have resulted in the use of a higher/lower discount rate, as discussed in note 2(b).

(k)	Participating Business

Participating business represented approximately 61.8% as of December 31, 2008 (62.3% as of December 31, 2007 and 64.1% as of December 31, 2006) of the Company’s life insurance in force, 83.8% as of December 31, 2008 (83.8% as of December 31, 2007 and 84.2% as of December 31, 2006) of the number of life insurance policies in force, and 38.9% in 2008 (35.2% in 2007 and 34.2% in 2006) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying consolidated balance sheets.

(l)	Federal Income Tax

In 2008, NFS will file a life/non-life federal income tax return with all of its downstream subsidiaries with the exception of NF Reinsurance, Ltd. Effective January 1, 2009, pursuant to a merger agreement dated August 6, 2008, whereby Nationwide Mutual Insurance Company and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the Nationwide Mutual Insurance Company consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the Nationwide Mutual Insurance Company consolidated federal income tax return until 2014.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(m)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis.

(n)	Recently Issued Accounting Pronouncements

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, (FSP FAS 115-2 and FAS 124-2). FSP FAS 115-2 and FAS 124-2 provides guidance

Notes to Consolidated Financial Statements — (Continued)

designed to create greater clarity and consistency in accounting for and presenting impairment losses on debt and equity securities. FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for interim and annual periods ending after March 15, 2009. The Company currently is evaluating the impact of adopting FSP FAS 115-2 and FAS 124-2.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4). FSP FAS 157-4 provides guidelines for making fair value measurements more consistent with the principles presented in Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements (SFAS 157). FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for interim and annual periods ending after March 15, 2009. The Company currently is evaluating the impact of adopting FSP FAS 157-4.

In January 2009, the FASB issued EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and shall be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company adopted FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132, revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of the acquiring entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost, 2) an equity method investor is

Notes to Consolidated Financial Statements — (Continued)

required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment, 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FIN No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others — an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. There was no impact to the financials statements as a result of this adoption.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not result in a change in the Company’s current practices.

In April 2008, the FASB issued FSP FAS 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). FSP FAS 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). FSP FAS 142-3 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company does not expect the new factors to materially change the Company’s current methodologies.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161

Notes to Consolidated Financial Statements — (Continued)

requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is not expected to have any impact on the Company’s financial statements.

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses. SFAS 141R retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company does not currently have any non-controlling interests that would be within scope of SFAS No. 160. The Company will adopt SFAS 160 effective January 1, 2009 and apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e. fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity

Notes to Consolidated Financial Statements — (Continued)

method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FASB Staff Position (FSP) FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have any impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis. See note 8 for disclosures required by SFAS 159.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 in 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies

Notes to Consolidated Financial Statements — (Continued)

measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 8 for disclosures required by SFAS 157.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

Notes to Consolidated Financial Statements — (Continued)

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007. SOP 05-1 did not have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had a material impact on the Company’s financial position or results of operations since adoption, except as noted in 2(o).

(o)	Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.

The following tables summarize the impact of the items described above for the years ended December 31:

(in millions)	2007	2006

Other operating expenses	$—	$(1.0)
Federal income tax expense (benefit)	—	0.4

Net income (loss)	$—	$0.6

(p)	Nationwide Securities LLC Transaction

NSLLC was created as part of the reorganization of the two former NMIC retail broker-dealers, Nationwide Securities, Inc. (NSI), formerly owned by Nationwide Corporation, a majority-owned subsidiary of NMIC, and 1717 CMC, formerly owned by NPHC. Through a series of transactions NSI was reorganized as a limited liability company, becoming NSLLC. NSLLC was subsequently sold to NPHC for $2.0 million based upon the net book value of NSI at the date of acquisition. After the sale, 1717 was merged into NSLLC, the surviving entity. The merger of the two broker-dealers was finalized on August 1, 2008. The transaction was treated as a pooling of interests and the Company’s consolidated financial statements and accompanying notes have been adjusted for all applicable years to include the impact of the NSI merger described above.

Notes to Consolidated Financial Statements — (Continued)

The following tables summarize the impact of the items described above for the years ended December 31:

(in millions)	2007	2006

Net investment income	$0.2	$0.3
Other income	33.5	36.3
Other operating expenses	36.1	37.9
Federal income tax benefit	(0.8)	(0.4)

Net loss	$(1.6)	$(0.9)

2007

Cash	$3.8
Other assets	1.1
Other liabilities	1.4
Retained earnings	$3.5

The cumulative effect of the changes described above as of December 31, 2006 and 2005 was an increase of $5.1 million and $6.0 million, respectively, to retained earnings. Retained earnings for 2008 was adjusted to reflect the impact of the 2008 purchase price on the beginning of the year retained earnings balance.

(q)	Business Remodel

The Company’s announced plans to exit its professional consulting group sales channel in 2008 and selling arrangement changes for the independent agency force. As a result, the Company recorded a pre-tax charge of $27.2 million in 2008 related to intangibles assets of $19.7 million (see note 5) and exit costs of $7.5 million. An additional $1.2 million of exit costs related to the business remodel will be expensed in 2009.

Notes to Consolidated Financial Statements — (Continued)

(3)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2008
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$43.3	$6.4	$—	$49.7
U.S. Government agencies1	10.4	1.2	—	11.6
Obligations of states and political subdivisions	7.4	0.1	—	7.5
Debt securities issued by foreign governments	16.2	0.4	—	16.6
Corporate securities:
Public	839.3	14.2	67.7	785.8
Private	456.4	1.3	33.7	424.0
Mortgage-backed securities	650.1	15.3	29.6	635.8
Asset-backed securities	278.6	1.4	70.7	209.3

Total fixed maturity securities	2,301.7	40.3	201.7	2,140.3
Equity securities	31.8	0.1	4.3	27.6

Total securities available for sale	$2,333.5	$40.4	$206.0	$2,167.9

December 31, 2007

Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$46.8	$2.2	$0.5	$48.5
U.S. Government agencies	11.9	0.3	—	12.2
Obligations of states and political subdivisions	8.2	—	—	8.2
Debt securities issued by foreign governments	16.2	—	0.2	16.0
Corporate securities:
Public	949.6	33.7	17.0	966.3
Private	531.5	4.0	8.8	526.7
Mortgage-backed securities	719.2	4.9	8.6	715.5
Asset-backed securities	226.1	1.7	6.6	221.2

Total fixed maturity securities	2,509.5	46.8	41.7	2,514.6
Equity securities	30.5	3.2	0.1	33.6

Total securities available for sale	$2,540.0	$50.0	$41.8	$2,548.2

1	Includes $11.6 million of securities, at estimated fair value, explicitly backed by the full faith and credit of the U.S. Government.

Notes to Consolidated Financial Statements — (Continued)

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that the Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $27.0 million and $25.0 million, and gross unrealized losses of $13.4 million and $4.3 million, as of December 31, 2008 and 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $1.6 million, or 7%, were in an unrealized loss position for more than one year compared to $5.4 million, or 33%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment utilizing the criteria of a debt security.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2008, by maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$149.3	$146.0
Due after one year through five years	613.4	586.1
Due after five years through ten years	227.9	215.2
Due after ten years	382.4	347.9

Subtotal	1,373.0	1,295.2
Mortgage-backed securities	650.1	635.8
Asset-backed securities	278.6	209.3

Total	$2,301.7	$2,140.3

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)	2008	2007

Net unrealized (losses) gains, before adjustments and taxes	$(165.6)	$8.2
Adjustments to short term investments	—	(0.6)
Adjustment to VOBA	9.6	1.4
Adjustment to policyholder dividend obligation	74.9	(13.8)
Adjustment to DAC	3.1	(0.3)
Adjustment to future policy benefits and claims	—	(2.9)
Deferred federal income taxes	27.3	2.8

Net unrealized losses	$(50.7)	$(5.2)

Notes to Consolidated Financial Statements — (Continued)

The following table presents an analysis of the change in net unrealized (losses) gains on securities available-for-sale, before taxes, for the years ended December 31:

(in millions)	2008	2007	2006

Securities available-for-sale:
Fixed maturity securities	$(166.5)	$2.0	$(16.4)
Equity securities	(7.3)	(1.5)	0.8

Net change	$(173.8)	$0.5	$(15.6)

Notes to Consolidated Financial Statements — (Continued)

The following table summarizes by time the gross unrealized losses on available-for-sale securities in an unrealized loss position, as of the dates indicated:

	Less than or Equal to
	One Year		More than One Year
	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2008
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$—	$—	$—	$—
U.S. Government agencies	—	—	—	—
Obligations of states and political subdivisions	—	—	0.1	—
Debt securities issued by foreign governments	—	—	—	—
Corporate securities:
Public	457.1	45.7	98.9	22.0
Private	161.2	22.7	161.8	11.0
Mortgage-backed securities	68.2	11.1	105.2	18.5
Asset-backed securities	112.9	39.6	86.5	31.1

Total fixed maturity securities	799.4	119.1	452.5	82.6
Equity securities	26.6	4.3	—	—

Total	$826.0	$123.4	$452.5	$82.6

% of gross unrealized loss		59.9%		40.1%

December 31, 2007
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$7.3	$0.2	$1.6	$0.3
U.S. Government agencies	—	—	—	—
Obligations of states and political subdivisions	—	—	4.7	—
Debt securities issued by foreign governments	14.9	0.2	1.2	—
Corporate securities:
Public	87.2	8.0	320.9	9.0
Private	55.3	1.2	261.9	7.6
Mortgage-backed securities	104.4	2.9	282.6	5.7
Asset-backed securities	15.2	1.5	128.5	5.1

Total fixed maturity securities	284.3	14.0	1,001.4	27.7
Equity securities	20.4	0.1	—	—

Total	$304.7	$14.1	$1,001.4	$27.7

% of gross unrealized loss		33.7%		66.3%

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the loss is other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of

Notes to Consolidated Financial Statements — (Continued)

the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008 and 2007, assets that have been in an unrealized loss position for more than one year totaled $82.6 million and $27.7 million, or 40% and 66% of the Company’s total unrealized losses, respectively. Of this total, $73.9 million and $22.2 million, or 89% and 80%, respectively, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, $1,251.9 million, or 58%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to $1,285.7 million, or 51%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to December 31, 2008 were attributable to corporate securities, mortgage-backed securities (MBSs) and asset-backed securities (ABSs). These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in that sector. There is risk that further declines in estimated fair values of investments, or changes in anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in future periods, which could be significant.

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined

Notes to Consolidated Financial Statements — (Continued)

by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of Time for Which Unrealized Loss Has Existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less			Less			Less
Estimated Fair	than or			than or			than or
Value to	Equal to	More than		Equal to	More than		Equal to	More than
Amortized Cost	One Year	One Year	Total	One Year	One Year	Total	One Year	One Year	Total

Corporate Securities — public and private
99.9%-95.0%	$6.1	$4.4	$10.5	$0.5	$—	$0.5	$6.6	$4.4	$11.0
94.9%-90.0%	10.3	2.7	13.0	0.5	0.4	0.9	10.8	3.1	13.9
89.9%-85.0%	5.1	2.3	7.4	—	1.3	1.3	5.1	3.6	8.7
84.9%-80.0%	12.6	2.0	14.6	—	—	—	12.6	2.0	14.6
Below 80.0%	27.4	12.9	40.3	5.9	7.0	12.9	33.3	19.9	53.2

Total	$61.5	$24.3	$85.8	$6.9	$8.7	$15.6	$68.4	$33.0	$101.4

Mortgage-backed securities
99.9%-95.0%	$0.2	$—	$0.2	$—	$—	$—	$0.2	$—	$0.2
94.9%-90.0%	0.5	1.4	1.9	—	—	—	0.5	1.4	1.9
89.9%-85.0%	3.2	1.3	4.5	—	—	—	3.2	1.3	4.5
84.9%-80.0%	1.5	5.9	7.4	—	—	—	1.5	5.9	7.4
Below 80.0%	5.7	9.9	15.6	—	—	—	5.7	9.9	15.6

Total	$11.1	$18.5	$29.6	$—	$—	$—	$11.1	$18.5	$29.6

Asset-backed securities
99.9%-95.0%	$0.4	$0.1	$0.5	$0.1	$—	$0.1	$0.5	$0.1	$0.6
94.9%-90.0%	1.4	2.1	3.5	—	—	—	1.4	2.1	3.5
89.9%-85.0%	1.7	2.6	4.3	—	—	—	1.7	2.6	4.3
84.9%-80.0%	1.5	2.1	3.6	—	—	—	1.5	2.1	3.6
Below 80.0%	34.5	24.2	58.7	—	—	—	34.5	24.2	58.7

Total	$39.5	$31.1	$70.6	$0.1	$—	$0.1	$39.6	$31.1	$70.7

Total fixed maturity securities — available for sale
99.9%-95.0%	$6.7	$4.5	$11.2	$0.6	$—	$0.6	$7.3	$4.5	$11.8
94.9%-90.0%	12.2	6.2	18.4	0.5	0.4	0.9	12.7	6.6	19.3
89.9%-85.0%	10.0	6.2	16.2	—	1.3	1.3	10.0	7.5	17.5
84.9%-80.0%	15.6	10.0	25.6	—	—	—	15.6	10.0	25.6
Below 80.0%	67.6	47.0	114.6	5.9	7.0	12.9	73.5	54.0	127.5

Total	$112.1	$73.9	$186.0	$7.0	$8.7	$15.7	$119.1	$82.6	$201.7

Notes to Consolidated Financial Statements — (Continued)

	Period of Time for Which Unrealized Loss Has Existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less			Less			Less
Estimated Fair	than or			than or			than or
Value to	Equal to	More than		Equal to	More than		Equal to	More than
Amortized Cost	One Year	One Year	Total	One Year	One Year	Total	One Year	One Year	Total

Corporate Securities — public and private
99.9%-95.0%	$1.7	$8.4	$10.1	$0.1	$0.5	$0.6	$1.8	$8.9	$10.7
94.9%-90.0%	0.5	1.7	2.2	0.4	0.9	1.3	0.9	2.6	3.5
89.9%-85.0%	—	1.0	1.0	0.7	1.3	2.0	0.7	2.3	3.0
84.9%-80.0%	—	—	—	—	0.8	0.8	—	0.8	0.8
Below 80.0%	—	—	—	5.8	2.0	7.8	5.8	2.0	7.8

Total	$2.2	$11.1	$13.3	$7.0	$5.5	$12.5	$9.2	$16.6	$25.8

Mortgage-backed securities
99.9%-95.0%	$2.4	$2.5	$4.9	$—	$—	$—	$2.4	$2.5	$4.9
94.9%-90.0%	0.5	3.2	3.7	—	—	—	0.5	3.2	3.7
89.9%-85.0%	—	—	—	—	—	—	—	—	—
84.9%-80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	$2.9	$5.7	$8.6	$—	$—	$—	$2.9	$5.7	$8.6

Asset-backed securities
99.9%-95.0%	$0.2	$2.4	$2.6	$—	$—	$—	$0.2	$2.4	$2.6
94.9%-90.0%	0.2	1.0	1.2	—	—	—	0.2	1.0	1.2
89.9%-85.0%	—	0.7	0.7	—	—	—	—	0.7	0.7
84.9%-80.0%	1.1	—	1.1	—	—	—	1.1	—	1.1
Below 80.0%	—	1.0	1.0	—	—	—	—	1.0	1.0

Total	$1.5	$5.1	$6.6	$—	$—	$—	$1.5	$5.1	$6.6

Other fixed maturity securities1
99.9%-95.0%	$0.4	$0.3	$0.7	$—	$—	$—	$0.4	$0.3	$0.7
94.9%-90.0%	—	—	—	—	—	—	—	—	—
89.9%-85.0%	—	—	—	—	—	—	—	—	—
84.9%-80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	$0.4	$0.3	$0.7	$—	$—	$—	$0.4	$0.3	$0.7

Total fixed maturity securities — available for sale
99.9%-95.0%	$4.7	$13.6	$18.3	$0.1	$0.5	$0.6	$4.8	$14.1	$18.9
94.9%-90.0%	1.2	5.9	7.1	0.4	0.9	1.3	1.6	6.8	8.4
89.9%-85.0%	—	1.7	1.7	0.7	1.3	2.0	0.7	3.0	3.7
84.9%-80.0%	1.1	—	1.1	—	0.8	0.8	1.1	0.8	1.9
Below 80.0%	—	1.0	1.0	5.8	2.0	7.8	5.8	3.0	8.8

Total	$7.0	$22.2	$29.2	$7.0	$5.5	$12.5	$14.0	$27.7	$41.7

1	Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

Notes to Consolidated Financial Statements — (Continued)

As noted in the table above, as of December 31, 2008, 15% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 92% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 45% have been in an unrealized loss position for less than one year.

As noted in the table above, as of December 31, 2007, 65% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 70% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 56% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 96% and 95% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio and shows the equivalent ratings between the NAIC and nationally recognized rating agencies as of December 31:

(in millions)		2008		2007
NAIC		Amortized	Estimated	Amortized	Estimated
Designation1	Rating agency equivalent designation2	Cost	Fair Value	Cost	Fair Value

1	Aaa/Aa/A	$1,553.0	$1,462.7	$1,665.8	$1,663.6
2	Baa	649.3	592.0	704.5	717.2
3	Ba	40.4	36.1	92.4	88.4
4	B	26.3	19.7	23.2	24.8
5	Caa and lower	23.6	19.3	23.6	20.4
6	In or near default	9.1	10.5	—	0.2

	Total	$2,301.7	$2,140.3	$2,509.5	$2,514.6

1	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-

Notes to Consolidated Financial Statements — (Continued)

to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $132.0 million and $115.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $63.1 million and $48.5 million, respectively as of December 31, 2008. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $164.6 million and $161.5 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $73.4 million and $69.7 million, respectively as of December 31, 2007. As of December 31, 2008, 75% and 96% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 78% and 89% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier. As of December 31, 2007, 100.0% and 89.6% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 55.3% and 97.2% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $161.2 million and $110.4 million, respectively, while the December 31, 2007 amortized cost and estimated fair value totaled $113.1 million and $113.2 million, respectively.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $123.6 million, $320.5 million and $375.3 million, respectively. During 2008, 2007 and 2006, gross gains of $2.8 million, $6.1 million and $3.0 million and gross losses of $1.5 million, $3.3 million and $7.1 million were realized on those sales, respectively.

The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2008 and 2007.

There was no real estate held for sale or use as of December 31, 2008. Real estate held for use is presented at cost less accumulated depreciation of $4.6 million as of December 31, 2007. The carrying value of real estate held for disposal totaled $0.6 million as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered impaired was $4.5 million and $0 million, respectively (for which a $0.8 million and $0.0 million valuation allowance had been established, respectively). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. Interest income recognized on those loans in 2008 was $0.3 million ($0.0 million in 2007 and $0.0 million for 2006), which is equal to interest income recognized using a cash-basis method of income recognition.

Notes to Consolidated Financial Statements — (Continued)

Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31:

(in millions)	2008	2007	2006

Allowance, beginning of period	$1.7	$1.7	$3.8
Net change in allowance	1.2	—	(2.1)

Allowance, end of period	$2.9	$1.7	$1.7

The following table summarizes net investment income by investment type for the twelve months ended December 31:

(in millions)	2008	2007	2006

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$143.0	$148.6	$160.2
Equity securities	0.5	2.2	1.7
Mortgage loans on real estate	37.7	41.5	42.3
Real estate	0.2	0.3	0.8
Policy loans	21.6	22.1	21.4
Short-term investments	1.1	3.7	4.1
Other	(22.9)	3.7	2.4

Gross investment income	181.2	222.1	232.9
Less investment expenses	3.2	4.4	5.6

Net investment income	$178.0	$217.7	$227.3

The following table summarizes net realized gains (losses) on investments by investment type for the twelve months ended December 31:

(in millions)	2008	2007	2006

Realized gains (losses) on sale of securities available-for-sale:
Fixed maturity securities — gains	$1.3	$5.3	$1.7
Fixed maturity securities — losses	(1.5)	(3.3)	(7.1)
Equity securities — gains	1.5	0.8	1.3
Equity securities — losses	—	—	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	(78.2)	(0.1)	—
Equity securities	—	—	(0.1)
Real estate	2.0	(0.1)	(0.8)
Mortgage loans on real estate	(2.6)	(1.0)	(1.1)

Total realized (losses) gains before adjustments	(77.5)	1.6	(6.1)
Amortization adjustment for VOBA	1.9	1.2	2.4
Amounts to decrease (increase) the policyholder dividend obligation	36.9	(2.5)	0.1
Other	(0.4)	1.0	—

Net realized (losses) gains on investments	$(39.1)	$1.3	$(3.6)

Notes to Consolidated Financial Statements — (Continued)

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006

Fixed maturity securities:
Corporate securities
Public	$35.7	$0.1	$—
Private	8.1	—	—
Mortgage-backed securities	33.8	—	—
Asset-backed securities	0.6	—	—

Total fixed maturity securities	78.2	0.1	—
Equity securities	—	—	0.1
Other	1.1	0.3	(0.6)

Total other-than-temporary and other investment impairments	$79.3	$0.4	$(0.5)

Fixed maturity securities with an amortized cost of $13.0 million and $13.4 million as of December 31, 2008 and 2007 were on deposit with various regulatory agencies as required by law, respectively.

As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $40.1 million and $51.9 million, respectively. As of December 31, 2008 and 2007, the Company held collateral of $41.6 million and $52.8 million, respectively. This amount is included in fixed maturity securities and short-term investments for 2008 and short-term investments for 2007 with a corresponding liability recorded in other liabilities.

(4)	Deferred Policy Acquisition Costs

The following table represents a reconciliation of the DAC asset for the twelve months ended December 31:

(in millions)	2008	2007

Balance at beginning of period	$98.2	$93.0
Expenses deferred	15.4	18.6
Amortization of DAC	(17.1)	(13.6)

	96.5	98.0
Effect on DAC from unrealized gains/losses	3.4	0.2

Balance at end of period	$99.9	$98.2

(5)	Value of Business Acquired and Other Intangible Assets

The following table represents a reconciliation of VOBA for the twelve months ended December 31:

(in millions)	2008	2007

Balance at beginning of period	$354.8	$392.7
Amortization of VOBA allocated to:
Net realized gains/losses on investments	1.9	1.2
Amortization of value of business acquired	(30.9)	(47.1)

	325.8	346.8
Change in unrealized gain/loss on available-for-sale securities	8.2	8.0

Balance at end of period	$334.0	$354.8

Notes to Consolidated Financial Statements — (Continued)

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 7.56%) during the twelve months ended December 31, 2008, 2007 and 2006 was $22.4 million, $24.8 million and $27.5 million, respectively.

Intangible assets as of December 31, 2008 and 2007 are summarized as follows:

	December 31,		December 31,
	2008	December 31,	2007	December 31,
	Gross	2008	Gross	2007
	Carrying	Accumulated	Carrying	Accumulated	Initial
(in millions)	Amount	Amortization	Amount	Amortization	Useful Life1

Amortizing intangible assets:
VOBA	$594.9	$270.5	$594.9	$241.5	28 years
Career financial consultant distribution force	—	—	17.5	2.1	20 years
Independent agency force	—	—	5.9	0.7	20 years
Retirement services distribution force	7.0	1.3	7.0	0.9	20 years
NS LLC Company licenses and agreements	2.6	1.7	4.1	1.5	22 years
Other	3.3	3.3	3.3	3.3	5 years

Total	607.8	276.8	632.7	250.0
Non-amortizing intangible assets:
State insurance licenses	7.8	0.0	8.0	0.0	Indefinite

Total	7.8	0.0	8.0	0.0

Grand total	$615.6	$276.8	$640.7	$250.0

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors. The state insurance licenses have indefinite lives and therefore are not amortized.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2009	$24.8	$0.5	$25.3
2010	$22.7	$0.5	$23.2
2011	$20.3	$0.5	$20.8
2012	$17.7	$0.5	$18.2
2013	$15.5	$0.5	$16.0

The Company’s career agency force and independent agency force, with balances totaling $19.7 million, were written-off due to management’s decision to exit the career agency channel and selling arrangement changes for the independent agency force. State licenses of $0.2 million were adjusted to reflect duplicate licenses related to the dissolution of NLICD (see note 1). The Company’s impairment testing resulted in a $1.5 million

Notes to Consolidated Financial Statements — (Continued)

impairment for NS LLC licenses and agreements due to the impact of poor market conditions in late 2008 on the asset’s future cash flows. There were no impairment losses on existing intangibles in 2007 and 2006.

(6)	Goodwill

The following table summarizes the changes in the carrying amount of goodwill by segment for years indicated:

	Individual	Retirement
(in millions)	Protection	Plans	Total

Balance as of December 31, 2006	$174.4	$25.4	$199.8

Adjustments/impairments	—	(25.4)	(25.4)

Balance as of December 31, 2007	$174.4	$—	$174.4

Balance as of January 1, 2008	$174.4	$—	$174.4

Adjustments/impairments	(38.0)	—	(38.0)

Balance as of December 31, 2008	$136.4	$—	$136.4

The Company completed its impairment testing and noted that the 2008 and 2007 impairments represent a writedown to implied fair value of the Company’s Individual Protection and Retirement Plans goodwill, respectively. The 2008 impairments were the result of the impact on future profitability from the in-force decline and the current economic conditions on the Individual Protection segment. There were no impairment losses on existing goodwill in 2006. As a result of further declines of economic indicators in the first quarter of 2009, the Company plans to take an additional impairment charge of $17.2 million in the first quarter of 2009 (unaudited).

(7)	Federal Income Tax

In 2008, NFS will file a life/non-life federal income tax return with all of its downstream subsidiaries with the exception of NF Reinsurance, Ltd (see note 2(f)). That return will include the Company and all of its eligible subsidiaries. The members of the NFS consolidated tax return group have a tax-sharing agreement which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of the subsidiaries. This approach provides for a current tax benefit to the Company for losses that are utilized in the consolidated tax return.

Notes to Consolidated Financial Statements — (Continued)

The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2008 and 2007 were as follows:

(in millions)	2008	2007

Deferred tax assets
Future policy benefits	$61.5	$77.1
Policyholder dividends	—	28.6
Securities available-for-sale	61.2	—
Other assets and other liabilities	44.8	60.6

Gross deferred tax assets	167.5	166.3
Less valuation allowance	(16.7)	(16.7)

Deferred tax assets net of valuation allowance	150.8	149.6

Deferred tax liabilities
Value of business acquired	116.2	124.2
Securities available-for-sale	—	7.7
Policyholder dividends	2.0	—
Other	20.2	36.2

Gross deferred tax liabilities	138.4	168.1

Net deferred tax asset/ (liability)	$12.4	$(18.5)

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2008, the Company had no realized capital loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the acquisition by NFS, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $16.7 million at December 31, 2008 and 2007 is carried. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (asset)/liability was $(6.3) million and $3.2 million as of December 31, 2008 and 2007, respectively.

Through the end of 2008, the Company’s federal income tax returns have been audited for tax years 2000-2002 and all subsequent years remain open. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it has taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts

Notes to Consolidated Financial Statements — (Continued)

that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $3.4 million of tax reserves were released into earnings during 2006.

Federal income tax expense for the years ended December 31, 2008, 2007 and 2006 was as follows:

(in millions)	2008	2007	2006

Current	$(0.9)	$17.5	$25.4
Deferred	(2.1)	2.9	(3.2)

Federal income tax expense	$(3.0)	$20.4	$22.2

Total federal income tax expense for the twelve months ended December 31, 2008, 2007 and 2006 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2008		2007		2006
(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$(11.6)	35.0	$26.7	35.0	$34.0	35.0
Tax exempt interest and dividends received deduction	(5.7)	17.1	(6.6)	(8.6)	(5.4)	(5.6)
Reserve	—	—	—	—	(3.4)	(3.5)
Goodwill impairment	13.3	(40.1)	8.9	11.6	—	—
Income tax credits	(9.6)	28.9	(8.8)	(11.5)	(3.2)	(3.3)
Other, net	10.6	(31.9)	0.2	0.2	0.2	0.2

Total (effective rate of each year)	$(3.0)	9.0	$20.4	26.7	$22.2	22.8

Federal income tax benefit for 2008 was reduced by $10.6 million related primarily to true-ups of prior year balances; such amounts are reflected in the “other, net” line in the above table. The federal income tax paid during the twelve months ended December 31, 2008, 2007 and 2006 was $5.2 million, $18.9 million, and $4.9 million, respectively.

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007

Balance at beginning of period	$0.1	$—
Additions for current year tax provisions	0.3	0.1
Additions for prior years tax provisions	—	—
Reductions for prior years tax provisions	(0.1)	—

Balance at end of period	$0.3	$0.1

The company has included both permanent and timing uncertain tax positions in the unrecognized tax benefit roll forward above.

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $0.3 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

Notes to Consolidated Financial Statements — (Continued)

During the years ended December 31, 2008, and 2007, the Company recognized less than $0.1 million and $0.1 million in interest and penalties, respectively. The Company had less than $0.1 million and $0.1 million for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

Management has determined that interest expense (and any applicable associated penalties) will continue to be reported below the line as income tax expense.

(8)	Fair Value of Financial Instruments

Fair Value Option

As described in Note 2, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 2, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the condensed consolidated balance sheets as follows:

•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets and investments in publicly traded mutual funds with quoted market prices.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt and certain private equity investments.

Notes to Consolidated Financial Statements — (Continued)

•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private equity investments and certain mutual fund holdings.

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Securities available for sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$59.4	$—	$1.9	$61.3
Obligations of states and political subdivisions	—	7.5	—	7.5
Debt securities issued by foreign governments	—	16.6	—	16.6
Corporate securities	—	1,120.7	89.1	1,209.8
Mortgage-backed securities	70.3	374.5	191.0	635.8
Asset-backed securities	—	109.3	100.0	209.3

Total fixed maturity securities	129.7	1,628.6	382.0	2,140.3
Equity securities	—	19.6	8.0	27.6

Total securities available for sale	129.7	1,648.2	390.0	2,167.9

Short term investments	129.2	19.0	—	148.2
Total investments	258.9	1,667.2	390.0	2,316.1

Cash	7.3	—	—	7.3
Separate account assets1,2	445.4	1,453.6	5.2	1,904.2

Total assets	$711.6	$3,120.8	$395.2	$4,227.6

1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

2	The value of separate account liabilities is set to equal the fair value of separate account assets.

Notes to Consolidated Financial Statements — (Continued)

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

							Change in
							Unrealized
		Net Gains					Gains
		(Losses)		Net			(Losses) in
	Balance	in Earnings	Net Gains	Purchases,		Balance	Earnings
	as of	(Realized	(Losses)	Issuances,	Transfers	as of	Due to
	December	and	in OCI	Sales and	in (out) of	December 31,	Assets Still
(in millions)	31, 2007	Unrealized)1	Unrealized2	Settlements	Level 3	2008	Held

Assets
Securities available for sale3:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.Government corporations	$1.6	$—	$0.4	$(0.1)	$—	$1.9	$—
Corporate securities	80.2	(19.9)	(12.7)	(22.2)	63.8	89.1	—
Mortgage-backed securities	2.8	(33.4)	(23.7)	(14.3)	259.6	191.0	—
Asset-backed securities	8.0	(1.0)	(42.7)	24.0	111.6	100.0	—

Total fixed maturity securities	92.6	(54.3)	(78.7)	(12.6)	435.0	382.0	—
Equity securities	—	—	(3.6)	11.6	—	8.0	—

Total securities available for sale	92.6	(54.3)	(82.3)	(1.0)	435.0	390.0	—

Short term investments	10.8	(0.2)	—	(1.3)	(9.3)	—	—
Total investments	103.4	(54.5)	(82.3)	(2.3)	425.7	390.0	—
Separate account assets4,5	0.3	(4.2)	—	2.0	7.1	5.2	(4.2)

Total assets	$103.7	$(58.7)	$(82.3)	(0.3)	$432.8	$395.2	$(4.2)

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3	Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 3 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications are reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain corporate securities and ABSs were not actively traded due to continued credit and liquidity deterioration. Since observable market prices could not be used, the Company used unobservable inputs to estimate fair value for these securities.

Notes to Consolidated Financial Statements — (Continued)

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107), requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans:  The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair values are the amounts payable on demand net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements were as follows as of December 31, 2008 and 2007:

	2008		2007
	Carrying	Estimated	Carrying	Estimated
(in millions)	Amount	Fair Value	Amount	Fair Value

Assets
Investments:
Mortgage loans on real estate, net	580.2	510.3	680.8	675.7
Policy loans	328.2	328.2	330.4	330.4
Liabilities
Investment contracts	685.4	716.1	875.0	852.9

Notes to Consolidated Financial Statements — (Continued)

(9)	Risk Disclosures

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Interest Rate Risk:  The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Financial Instruments with Off-Balance-Sheet Risk:  The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long-term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $0 million extending into 2009 were outstanding as of December 31, 2008. At December 31, 2008, the Company had outstanding limited partnership commitments of $9.2 million and commitments to purchase fixed maturity securities of $0 million.

Equity Market Risk:  Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2008, 78.1% (86.1% as of December 31, 2007) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases/decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and/or DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth, earned evenly throughout the year. However, as it does each quarter, the Company would evaluate its DAC and VOBA balances and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC/VOBA assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount,

Notes to Consolidated Financial Statements — (Continued)

which may be based on premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2008, the net amount at risk, defined as the excess of the death benefit over the account value, was $44.9 million before reinsurance and $18.0 million net of reinsurance. As of December 31, 2007, the net amount at risk, defined as the excess of the death benefit over the account value, was $8.1 million before reinsurance and $2.1 million net of reinsurance. As of December 31, 2008 and December 31, 2007, the Company’s reserve for GMDB claims, net of reinsurance, was $0.2 million and $0.2 million, respectively.

Significant Concentrations of Credit Risk:  The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company had a diversified portfolio with no more than 24.7% (26.5% in 2007) in any geographic area and no more than 3.8% (3.2% in 2007) with any one borrower. As of December 31, 2008, 34.8% (34.5% in 2007) of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations:  As of December 31, 2008 and 2007, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Reinsurance:  In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life for business prior to 2005 and $5.3 million for new business in 2005 and thereafter.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

Notes to Consolidated Financial Statements — (Continued)

The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information that are net of reinsurance activity (in millions):

		Ceded to	Assumed
	Gross	Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2008:
Life insurance in force	$40,430.1	$16,240.9	$8.5	$24,197.7

Life insurance premiums	$128.6	$19.0	$1.0	$110.6

Accident & health premiums	$2.4	$1.1	$—	$1.3

For the Year Ended
December 31, 2007:
Life insurance in force	$43,902.6	$17,649.6	$9.6	$26,262.6

Life insurance premiums	$133.5	$20.0	$1.7	$115.2

Accident & health premiums	$2.7	$1.3	$—	$1.4

For the Year Ended
December 31, 2006:
Life insurance in force	$45,787.3	$18,458.8	$11.7	$27,340.2

Life insurance premiums	$139.3	$22.7	$1.6	$118.2

Accident & health premiums	$2.9	$1.3	$—	$1.6

Collateral- Securities Lending:  The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2008 and 2007 were $40.1 million and $51.9 million, respectively.

(10)	Employee Benefits Plan

Defined Benefits Plan

The Company participates in the Nationwide Retirement Plan (NRP), the Nationwide Life Insurance Company of America Retirement Plan (NLICARP), several nonqualified defined benefit arrangements, the Nationwide Savings Plan (401k), and the Nationwide Life Insurance Company of America Producers Pension Plan, all of which are sponsored by NMIC.

Effective January 30, 2008, NMIC merged the NLICARP with the NRP, an existing defined benefit plan also sponsored by NMIC. Plan assets of $141.3 million and Projected Benefit Obligations of $83.8 million of NLICARP were transferred to the NRP, which resulted in a $57.5 million pension asset being transferred to NMIC. In November 2008, non-qualified defined benefit liabilities of $15.0 million were transferred to NMIC.

The NRP covers all the Company’s employees of participating companies who have completed at least one year of service. All participants are eligible for benefits based on an account balance feature. Participants hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of

Notes to Consolidated Financial Statements — (Continued)

consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. Plan assets are invested in a trust with Bank of New York as the custodian and trustee, a group annuity contract issued by Nationwide Life Insurance Company (NLIC), a subsidiary of NFS, and a group annuity contract issued by NLICA.

Pension income for the defined benefit plans credited to operations by the Company during the years ended December 31, 2008, 2007 and 2006 was $8.7 million, $2.7 and $1.7 million, respectively. The 2008 income includes a gain of $5.4 million due to the merger into the NRP.

The following table summarizes information regarding the funded status of the Company’s pension plans (all are U.S. plans), as of the year ended December 31, 2007. Due to the merger of NLICARP into the NFP and the transfer of the non-qualified liabilities, no December 31, 2008 values are needed in these tables:

(in millions)	2007

Change in benefit obligation
Benefit obligation at beginning of year	$101.3
Service cost	2.9
Interest cost	4.9
Actuarial loss	(1.6)
Benefits paid	(7.5)

Benefit obligation at end of year	$100.0

Change in plan assets
Fair value of plan assets at beginning of year	$146.7
Actual return on plan assets	9.9
Employer contribution	0.9
Benefits paid	(7.5)

Fair value of plan assets at end of year	150.0

Funded status	50.0
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income:
Unrecognized prior service cost	(0.3)
Unrecognized net gains	13.6

Accumulated other comprehensive income, pre tax	$13.3

Cumulative employer contributions in excess of net periodic benefit cost	$36.7

Net amount recognized in statement of financial position	$50.0

Accumulated benefit obligation	$92.9

Notes to Consolidated Financial Statements — (Continued)

(in millions)	2007

Change in AOCI
Accumulated other comprehensive income at beginning of year	$12.3
Amortization of prior service (credit) cost included in net periodic pension cost	0.1
Net increase in prior service cost (credit) during the year	$0.1

Net gain/(loss) arising during year	$0.9
Amortization of net (gain) / loss included in net periodic pension cost	—

Net increase in unrecognized gain/(loss) during year	$0.9
Accumulated other comprehensive income year end	$13.3
Net increase in other comprehensive income	$1.0

The following table summarizes the Company’s benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter as of December 31, 2007:

Pension
Benefits

2008	$8.6
2009	8.4
2010	11.9
2011	9.6
2012	8.5
2013-2017	38.9

The following table presents aggregate information for the Company’s pension plans with accumulated and projected benefit obligations in excess of plan assets as of December 31:

(in millions)	2007

Projected benefit obligation	$14.9
Accumulated benefit obligation	14.3
Fair value of plan assets	—

The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the Company’s pension plans as of the December 31 measurement date:

2007

Weighted average discount rate	5.25%
Rate of increase in future compensation levels	4.75%

The following table summarizes the asset allocation for the Company’s qualified pension plan at the end of 2007 by asset category:

Percentage of
Plan Assets
Asset Category	2007

Equity securities	64%
Debt securities	36%
Real Estate	0%

Total	100%

Notes to Consolidated Financial Statements — (Continued)

The Company’s pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return of plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status.

The following table summarizes the components of net periodic benefit income for the Company’s pension plans for the years ended December 31:

	Pension Benefits
(in millions)	2007	2006

Service cost (benefits attributed to employee service during the period)	$2.9	$2.6
Interest cost on accumulated postretirement benefit obligation	4.9	4.8
Expected return on plan assets	(10.6)	(9.1)
Amortization of prior service cost	0.1	—

Net periodic pension income for the postretirement benefit plan	$(2.7)	$(1.7)

The following table shows the amounts in accumulated other comprehensive income expected to be recognized in the next fiscal year:

2007

Unrecognized transition asset (obligation)	$—
Unrecognized prior service credit (cost)	$(0.1)
Unrecognized net gain (loss)	$—

Total	$(0.1)

The following table summarizes the weighted average assumptions used to calculate net periodic benefit income, set at the beginning of each year, for the Company’s pension plans as a whole:

	2007	2006

Discount rate	5.25%	4.75%
Rate of increase in future compensation levels	4.75%	4.25%
Long-term rate of return on plan assets	7.50%	7.00%

The Company’s pension plan employed a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. For December 31, 2007, the reference bond portfolio was the Moody’s AA long term corporate bond index. For pension benefits, a downward adjustment of 50-75 basis points in the discount rate was included for plan administration and other expenses. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-

Notes to Consolidated Financial Statements — (Continued)

term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The Company also participates in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a trust with Bank of New York as the custodian and trustee, a group annuity contract issued by NLIC.

The net periodic benefit cost for the Company’s postretirement benefits plan was $1.8 million, $1.0 million and $1.2 million for the years ended December 31, 2008, 2007 and 2006, respectively.

Defined Contribution Plans

The Company and certain affiliated companies participate in the Nationwide Savings Plan (401k), a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $0.9 million, $0.9 million and $0.7 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company also provides the Nationwide Life Insurance Company of America Producers Pension Plan, a funded noncontributory defined contribution plan that covers substantially all of its agents. The Company’s expense for contributions to this plan was $0.6 million, $0.7 million and $0.7 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(11)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

Regulatory Risk-Based Capital

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum RBC requirements for all the periods presented herein.

Dividend Restrictions

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. Under Pennsylvania insurance laws, unless the Pennsylvania Insurance Department (PID) either approves or does not disapprove payment within 30 days after being notified, NLICA may not pay any cash dividends or other non-stock distributions to NFS during any 12-month period if the total payments exceed the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. On December 5, 2008, after receiving approval from the PID, the Company paid an extraordinary dividend of $213.7 million to NFS, which was made up of cash of $98.9 million, fixed maturities of $86.5 million and mortgage loans of $28.3 million. The Company paid ordinary dividends to NFS of $75.0 million in 2007 and $110.0 million in 2006, respectively. As of January 1, 2009, based on the statutory financial results as of and for the year ended December 31,

Notes to Consolidated Financial Statements — (Continued)

2008, NLICA may not pay dividends in 2009 without obtaining prior approval. The statutory capital and surplus of the Company as of December 31, 2008 and 2007 was $488.4 million and $674.0 million, respectively. The statutory net (loss) income of the Company for the twelve months ended December 31, 2008, 2007 and 2006 was ($21.1) million, $101.8 million and $98.8 million, respectively.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

Comprehensive (Loss) Income

The Company’s comprehensive (loss) income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit, for the years ended December 31, 2008, 2007 and 2006:

(in millions)	2008	2007	2006

Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustment	$(250.7)	$3.3	$(19.8)
Adjustment to short term investments	0.6	(0.6)	—
Adjustment to VOBA	8.2	8.0	(13.5)
Adjustment to policy dividend obligation	88.7	2.1	14.8
Adjustment to policy acquisition costs	3.4	0.2	(0.9)
Adjustment to future policy benefits and claims	2.9	0.3	2.1
Related federal income tax benefit (expense)	51.4	(4.7)	6.0

Net unrealized (losses) gains	(95.5)	8.6	(11.3)

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses before adjustment	76.9	(2.8)	4.2
Related federal income tax benefit (expense)	(26.9)	1.0	(1.4)

Net reclassification adjustment	50.0	(1.8)	2.8

Other comprehensive (loss) income on securities available-for-sale	(45.5)	6.8	(8.5)

Unrecognized amounts on pension plans:
Net unrecognized amounts	(12.3)	0.9	12.3
Related federal income tax expense (benefit)	4.3	(0.3)	(4.3)

Adjustment to FASB Statement No. 158, net of taxes	(8.0)	0.6	8.0

Change in accumulated other comprehensive (loss) income	$(53.5)	$7.4	$(0.5)

(12)	Related Party Transactions

Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those

Notes to Consolidated Financial Statements — (Continued)

subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2008, 2007 and 2006, the Company incurred expenses relating to these cost sharing agreements with NMIC, NFS and Nationwide Services Company LLC totaling $60.9 million, $75.5 million and $87.7 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $9.3 million and $10.7 million as of December 31, 2008 and 2007 and are included in short-term investments on the accompanying consolidated balance sheets.

The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $111.1 million and $158.6 million as of December 31, 2008 and 2007. Total revenues from these contracts were $0.2 million, $0.6 million and $0.8 million for the twelve months ended December 31, 2008, 2007 and 2006, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $0.16 million, $0.4 million and $0.7 million for the twelve months ended December 31, 2008, 2007 and 2006. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Approximately $136.1 million and $59.0 million for the twelve months ended December 31, 2008, $182.6 million and $36.5 million for the twelve months ended December 31, 2007, and $181.2 million and $27.8 million for the twelve months ended December 31, 2006 of Nationwide Life Insurance Company, (NLIC), variable life and annuities and fixed life and annuities, respectively, were sold through the Company’s distribution channels.

The Company leases office space to an affiliate of NMIC. For the year ended December 31, 2008 and 2007, the company received lease payments totaling $0.2 million and $0.2 million, respectively.

On December 31, 2008, the Riverview Series N asset was transferred to Nationwide Mutual Fire Insurance Company and Nationwide Indemnity Company, two subsidiaries of NMIC, for $90.2 million, or estimated fair value.

(13)	Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s

Notes to Consolidated Financial Statements — (Continued)

consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company and/or its affiliates have been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company and/or its affiliates have cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings, or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representative. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company and/or its affiliates are cooperating with these inquiries and will also cooperate with Nationwide Mutual Insurance Company (NMIC), the Company’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-

Notes to Consolidated Financial Statements — (Continued)

deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(14)	Lease Commitments

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2009 and 2013. Most of the leases contain renewal and purchase options based on prevailing fair market values. Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2008, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

	Rental	Sublease
	Payments	Rentals

Year ending December 31:
2009	$2.3	$0.2
2010	1.1	0.1
2011	0.2	—
2012	0.1	—
2013	—	—
Thereafter	—	—

	$3.7	$0.3

Total related rent expense was $5.4 million, $5.9 million and $7.6 million, which was net of sublease income of $1.9 million, $2.8 million and $2.6 million, for the twelve months ended December 31, 2008, 2007 and 2006, respectively.

Notes to Consolidated Financial Statements — (Continued)

(15)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

Summarized financial information for the closed block follows:

	As of	As of
	December 31,	December 31,
(in millions)	2008	2007

Closed block liabilities:
Future policyholder benefits	$1,844.2	$1,860.4
Policyholder funds and accumulated dividends	142.7	141.8
Policyholder dividends payable	31.7	30.9
Policyholder dividend (asset) obligation (including the adjustment for unrealized (losses)/gains on available for sale securities)	(62.2)	60.7
Other policy obligations	8.7	10.6
Other closed block liabilities	0.5	0.4

Total closed block liabilities	1,965.6	2,104.8

Assets designated to the closed block:
Securities available-for-sale, at estimated fair value (cost $1,157.0 in 2008; $1,164.3 in 2007)	1,082.1	1,178.0
Mortgage loans on real estate	294.8	320.1
Policy loans	197.9	200.5
Other closed block assets	152.3	156.4

Total closed block assets	1,727.1	1,855.0

Excess of reported closed block liabilities over assets designated to the closed block	238.5	249.8
Portion of above representing other comprehensive income:
(Decrease) increase in unrealized appreciation on securities available-for-sale	(88.6)	(2.2)
Adjustment to policyholder dividend obligation	88.6	2.2

Total	—	—

Maximum future earnings to be recognized from closed block assets and liabilities	$238.5	$249.8

	As of	As of
	December 31,	December 31,
(in millions)	2008	2007

Other comprehensive income:
Securities available-for-sale:
Fair value	$1,082.1	$1,178.0
Amortized cost	1,157.0	1,164.3
Net unrealized losses/(gains) policyholder dividend obligation	74.9	(13.7)

Unrealized appreciation	$—	$—

Notes to Consolidated Financial Statements — (Continued)

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
(in millions)	2008	2007	2006

Closed block operations:
Closed block revenues:
Premiums	$92.9	$95.7	$98.0
Net investment income	108.9	102.5	105.0
Realized investment losses	(40.9)	(1.5)	(4.1)
Realized gains (losses) credited to policyholder dividend obligation	36.9	(2.5)	0.1

Total closed block revenues	197.8	194.2	199.0

Closed block benefits and expenses:
Policy and contract benefits	131.1	136.4	137.9
Change in future policyholder benefits and interest credited to policyholder account values	(17.4)	(19.3)	(22.8)
Dividends to policyholders	62.9	61.1	58.3
Change in policyholder dividend obligation	2.6	(3.6)	5.7
Other closed block expenses	1.2	1.2	1.2

Total closed block benefits and expenses	180.4	175.8	180.3

Total closed block revenues, net of closed block benefits and expenses, before federal income taxes	17.4	18.4	18.7
Federal income taxes	6.1	6.4	6.5

Closed block revenues, net of closed block benefits and expenses and federal income taxes	$11.3	$12.0	$12.2

Maximum future earnings from closed block assets and liabilities:
Beginning of period	$249.8	$261.8	$274.0
Change during period	(11.3)	(12.0)	(12.2)

End of period	$238.5	$249.8	$261.8

Cumulative closed block earnings from inception through December 31, 2008 and 2007 were higher than expected in the actuarial calculation. Therefore, a policyholder dividend obligation of $12.7 million exists at December 31, 2008 and $47.0 at December 31, 2007 (excluding the adjustment for unrealized gains and losses on available-for-sale securities).

(16)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes to exclude: (1) net realized gains and losses on investments and (2) the adjustment to amortization of DAC and VOBA related to net realized gains/losses.

Notes to Consolidated Financial Statements — (Continued)

The Individual Investments segment consists of deferred fixed annuity, deferred variable annuity and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment consists of private sector retirement plans.

The Individual Protection segment consists of investment life insurance products, including individual variable and universal life insurance products, traditional insurance and a block of direct response-marketed life insurance products no longer marketed by the Company. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

The Corporate & Other segment includes net investment income and certain expenses not allocated to the other segments, revenue and expenses of the Company’s health products and non-insurance operations, and net realized gains and losses on investments not attributable to the closed block.

Notes to Consolidated Financial Statements — (Continued)

The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2008, 2007 and 2006.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2008
Policy charges	$3.8	$4.3	$164.4	$—	$172.5
Premiums	0.7	—	109.9	—	110.6
Net investment income	24.1	12.4	141.9	(0.4)	178.0
Other income	—	—	—	67.9	67.9
Net realized losses on investments	—	—	(2.1)	(37.0)	(39.1)

Total revenues	28.6	16.7	414.1	30.5	489.9

Interest credited to policyholder accounts	17.3	10.0	14.7	—	42.0
Benefits and claims	1.5	—	194.4	(0.1)	195.8
Policyholder dividends	—	—	66.7	—	66.7
Amortization of deferred policy acquisition costs	—	0.8	16.3	—	17.1
Goodwill impairment	—	—	38.0	—	38.0
Amortization of value of business acquired	7.8	1.4	21.5	0.2	30.9
Other operating expenses	1.8	5.2	53.8	71.8	132.6

Total benefits and expenses	28.4	17.4	405.4	71.9	523.1

Income (loss) before Federal income tax expense	0.2	(0.7)	8.7	(41.4)	$(33.2)

Adjustments to amortization of DAC/VOBA on capital gains/(losses)	—	0.1	0.6	—
Net realized losses on investments	—	—	2.1	37.0

Pre-Tax operating earnings (losses)	$0.2	$(0.8)	$10.2	$(4.4)

Assets as of December 31, 2008	$603.2	$802.0	$4,212.1	$522.7	$6,140.0

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2007
Policy charges	$5.7	$7.9	$162.1	$—	$175.7
Premiums	0.2	—	115.0	—	115.2
Net investment income	33.8	15.6	141.0	27.3	217.7
Other income	—	—	—	93.7	93.7
Net realized (losses) gains on investments	—	—	(2.8)	4.1	1.3

Total revenues	39.7	23.5	415.3	125.1	603.6

Interest credited to policyholder accounts	24.7	9.6	14.1	—	48.4
Benefits and claims	(0.7)	—	188.0	—	187.3
Policyholder dividends	—	—	58.6	—	58.6
Amortization of deferred policy acquisition costs	—	0.7	12.9	—	13.6
Goodwill impairment	—	25.4	—	—	25.4
Amortization of value of business acquired	5.3	2.2	39.4	0.2	47.1
Other operating expenses	3.2	6.6	41.2	95.8	146.8

Total benefits and expenses	32.5	44.5	354.2	96.0	527.2

Income (loss) before Federal income tax expense	7.2	(21.0)	61.1	29.1	$76.4

Adjustments to amortization of DAC/VOBA on capital gains/(losses)	—	—	—	—
Net realized losses (gains) on investments	—	—	2.8	(4.1)

Pre-Tax operating earnings (losses)	$7.2	$(21.0)	$63.9	$25.0

Assets as of December 31, 2007	$877.7	$1,029.8	$5,347.4	$812.4	$8,067.3

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2006
Policy charges	$6.7	$14.1	$162.4	$—	$183.2
Premiums	—	—	118.2	—	118.2
Net investment income	41.6	16.1	139.3	30.3	227.3
Other income	—	—	—	94.4	94.4
Net realized losses on investments	—	—	(1.6)	(2.0)	(3.6)

Total revenues	48.3	30.2	418.3	122.7	619.5

Interest credited to policyholder accounts	26.6	11.0	12.6	—	50.2
Benefits and claims	(0.5)	—	184.5	—	184.0
Policyholder dividends on participating policies	—	—	65.1	—	65.1
Amortization of deferred policy acquisition costs	—	0.5	12.0	—	12.5
Amortization of value of business acquired	6.3	6.7	32.7	0.2	45.9
Other operating expenses	3.7	6.5	50.0	105.4	165.6

Total benefits and expenses	36.1	24.7	356.9	105.6	523.3

Income before Federal income tax expense	12.2	5.5	61.4	17.1	$96.2

Adjustments to amortization of DAC/VOBA on capital gains/(losses)	0.1	0.1	—	—
Net realized losses on investments	—	—	1.6	2.0

Pre-Tax operating earnings	$12.1	$5.4	$63.0	$19.1

Assets as of December 31, 2006	$1,113.5	$1,308.5	$5,310.2	$818.1	$8,550.3

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(17)	Variable Interest Entities

In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds to third party investors, and private equity investments. The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

Notes to Consolidated Financial Statements — (Continued)

The Company holds variable interests, in the form of limited partnership (LP) investments, in five tax credit funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods ranging from 3 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE’s where the Company is not the primary beneficiary is $77.4 million and $47.9 million as of December 31, 2008 and 2007, respectively.

(18)	Variable Annuity Contracts

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2008			December 31, 2007
	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk1	Attained Age	Value	at Risk1	Attained Age

GMDB:
Return of premium	$2.4	$0.0	66	$3.7	$0.0	63
Reset	62.1	9.7	62	119.7	1.0	61
Ratchet	15.4	8.1	57	33.1	1.1	57
Roll-up	0.4	0.2	57	0.7	0.0	57

Total — GMDB	$80.3	$18.0	61	$157.2	$2.1	60

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value, less any reinsurance recoverable and zero.

Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in financial markets.

Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2008 and 2007:

	December 31,	December 31,
(in millions)	2008	2007

Balance at beginning of period	$0.2	$0.3
Expense provision	0.2	0.2
Net claims paid	(0.2)	(0.3)
Value of new business sold	—	—
Change in fair value	—	—

Balance at end of period	$0.2	$0.2

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

	December 31,	December 31,
(in millions)	2008	2007

Mutual funds:
Bond	$20.1	$27.3
Domestic equity	103.3	232.8
International equity	8.8	22.1
Total mutual funds	132.2	282.2
Money market funds	13.8	13.9

Total	$146.0	$296.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates its estimates and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and December 31, 2007 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

Nationwide Life Insurance Company of America and Subsidiaries

Schedule I Summary of Investments — Other than Investments in Related Parties
December 31, 2008

Column A	Column B	Column C	Column D
			Amount at
			Which Shown
			in the
		Market	Consolidated
Type of Investment	Cost	Value	Balance Sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$43.3	$49.7	$49.7
U.S. Government agencies	10.4	11.6	11.6
Obligations of states and political subdivisions	7.4	7.5	7.5
Foreign governments	16.2	16.6	16.6
Public utilities	240.9	227.8	227.8
All other corporate	1,983.5	1,827.1	1,827.1

Total fixed maturity securities available-for-sale	2,301.7	2,140.3	2,140.3

Equity securities available-for-sale:
Common stocks:
Public Utilities	—	—	—
Banks, trust and insurance companies	30.8	26.5	26.5
Industrial, miscellaneous and all other	—	—	—
Nonredeemable preferred stocks	1.0	1.1	1.1

Total equity securities available-for-sale	31.8	27.6	27.6

Mortgage loans on real estate, net	583.1		580.2	1
Real estate, net:
Investment properties	—		—
Acquired in satisfaction of debt	—		—
Properties occupied by entity	—		—

Total real estate, net	—		—

Policy loans	328.2		328.2
Other long-term investments	107.5		99.4	2
Short-term investments, including amounts managed by a related party	148.2		148.2

Total investments	$3,500.5		$3,323.9

1	Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate (see note 3 to the consolidated financial statements).

2	Difference from Column B is primarily due to operating gains and/or losses of investments in limited partnerships.

See accompanying report of independent registered public accounting firm.

Nationwide Life Insurance Company of America and Subsidiaries

Schedule IV — Reinsurance
December 31, 2008

					Percentage
		Ceded	Assumed		of Amount
		to Other	from Other		Assumed
(in 000’s)	Gross Amount	Company’s	Company’s	Net Amount	to Net

2008
Life insurance in force	40,430,084	16,240,876	8,492	24,197,700	0.0%

Premiums:
Life insurance	$128,585	$18,943	$1,005	$110,647	0.9%
Accident & health insurance	$2,419	$1,156	—	$1,263	0.0%

Total premiums	$131,004	$20,099	$1,005	$111,910	0.9%

2007
Life insurance in force	43,902,645	17,649,618	9,605	26,262,632	0.0%

Premiums:
Life insurance	$133,520	$19,949	$1,673	$115,244	1.5%
Accident & health insurance	$2,693	$1,248	—	$1,445	0.0%

Total premiums	$136,213	$21,197	$1,673	$116,689	1.4%

2006
Life insurance in force	45,787,290	18,458,823	11,759	27,340,226	0.0%

Premiums:
Life insurance	$139,342	$22,720	$1,581	$118,203	1.3%
Accident & health insurance	$2,882	$1,318	—	$1,564	0.0%

Total premiums	$142,224	$24,038	$1,581	$119,767	1.3%

See accompanying independent auditors report.

Nationwide Life Insurance Company of America and Subsidiaries

Schedule V — Valuation and Qualifying Accounts
Years Ended December 31, 2008, 2007 and 2006

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(Credited) to	Charged to		Balance at
	Beginning of	Costs and	Other		End of
Description	Period	Expenses	Accounts	Deductions*	Period

2008
Valuation allowances — mortgage loans on real estate	$1,699,071	$1,174,352		$0	$2,873,423
2007
Valuation allowances — mortgage loans on real estate	$1,734,884	$(35,813)		$0	$1,699,071
2006
Valuation allowances — mortgage loans on real estate	$3,761,846	$(93,640)		$1,933,322	$1,734,884

*	Amounts represent recoveries

See accompanying report of independent registered public accounting firm.

partc.htm
PART C
OTHER INFORMATION

Item 26.  Exhibits

(a)	Board of Directors Resolutions
1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Sub accounts of Provident Mutual Variable Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Sub accounts of Provident Mutual Variable Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Sub accounts of Provident Mutual Variable Life Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

8.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

9.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Sub accounts of Provident Mutual Variable Life Separate Account.  Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

10.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments.  Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

11.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Sub accounts of Nationwide Provident VLI Separate Account 1.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts
1.
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation , and Nationwide Provident Variable Separate Accounts attached hereto.

2.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6.	PPGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7.	PPA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8.	PGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

9.	Special Agent's Career Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.	Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
11.	Corporate Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
12.	PPGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
13.	PPA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
14.	PGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
15.
Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

16.
Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

17.
Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement.  Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

18.	Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(d)	Contracts
1.
Individual Flexible Premium Adjustable Variable Life Insurance Policy Forms (C126, C126A, C127, C127A & C128).  Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

2.	Children's Term Rider (C306). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
3.	Convertible Term Life Rider (C308). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
4.	Extension of Final Policy Date Rider (C822). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
5.	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
6.	Change of Insured Rider (C901). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
7.	Disability Waiver Benefit Rider (C902). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
8.	Disability Waiver of Premium Rider (C903). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
9.	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.
Form of Illustration of Death Benefits, Policy Account Values and Net Cash Surrender Values.  Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

11.	Long-Term Care Acceleration Benefit Rider (Form R1100). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
12.	Long-Term Care Extended Insurance Benefit Rider (Form R1102). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
13.	Long-Term Care Waiver Benefit Rider (Form 1101). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
14.	Accelerated Death Benefit Rider (Form R1904).

(e)	Applications
1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
2.	Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
3.	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f)	Depositor's Certificate of Incorporation and By-Laws
1.	Charter of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	By-Laws of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.	Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
4.	By-Laws of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(g)	Reinsurance Contracts
1.	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
2.	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)
Form of Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”.

(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(17)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document “roycefpa.htm”.

(18)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”.

(19)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

(l)	Actuarial Opinion. Not applicable.

(m)	Calculations. Not applicable.

(n)	Other Opinions
1.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)
Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies.  Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 24, 2003, File No. 333-98629.

(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor

Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President – Finance and Director	Lawrence A. Hilsheimer
Executive Vice President	Terri L. Hill
Senior Vice President, Assistant Treasurer and Director	Timothy G. Frommeyer
Vice President and Assistant Secretary	Robert W. Horner, III
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President – Chief Investment Officer	Gail G. Snyder
Senior Vice President – Head of Taxation	Pamela A. Biesecker
Senior Vice President and Treasurer	James D. Benson
Senior Vice President	Carol Baldwin Moody
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Chief Compliance Officer	John H. Crow
Director	Michael A. Hamilton
Director	John L. Carter

Principal business address is One Nationwide Plaza, Columbus, OH 43215.

Item 28.                   Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines of business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as an holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 29.  Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01.  Indemnification.  The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

Section 9.02.  Non-exclusivity and Supplementary Coverage.  The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03.  Payment of Indemnification.  An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04.  Payment of Expenses.  Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation.  Advancement of expenses shall be authorized by the Board of Directors.

Section 9.05.  Proceedings Initiated by a Director, Officer and Other Persons.  Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 29th day of April , 2009 .

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April , 2009 .

MARK R. THRESHER
Mark R. Thresher, Vice Chairperson of the Board and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President - Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President, Assistant Treasurer, and Director
PETER A. GOLATO
Peter A. Golato, President and Director
JOHN L. CARTER
John L. Carter, Director
MICHAEL A. HAMILTON
Michael A. Hamilton, Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact